Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	BK
Entity Registrant Name	Bank of New York Mellon CORP
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,204,793,331
Entity Public Float			$ 31,482,706,020

Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment services fees:
Foreign exchange and other trading revenue	$ 848		$ 886		$ 1,036
Net securities gains (losses)	48		27		(5,369)
Total fee and other revenue	11,696	[1]	10,891	[2]	4,739
Net interest revenue
Interest revenue	3,588		3,470	[3]	3,508	[3]
Interest expense	604		545	[3]	593	[3]
Net interest revenue	2,984		2,925	[3]	2,915	[3]
Provision for credit losses	1		11	[3]	332	[3]
Net interest revenue after provision for credit losses	2,983		2,914	[3]	2,583	[3]
Noninterest expense
Staff	5,726		5,215	[3]	4,700	[3]
Professional, legal and other purchased services	1,217		1,099	[3]	1,017	[3]
Net occupancy	624		588	[3]	564	[3]
Software	485		410	[3]	367	[3]
Distribution and servicing	416		377	[3]	393	[3]
Furniture and equipment	330		315	[3]	309	[3]
Sub-custodian	298		247	[3]	203	[3]
Business development	261		271	[3]	214	[3]
Other	1,147		1,060	[3]	954	[3]
Subtotal	10,504		9,582	[3]	8,721	[3]
Amortization of intangible assets	428		421	[3]	426	[3]
Restructuring charges	89		28	[3]	150	[3]
Merger and integration expenses	91		139	[3]	233	[3]
Total noninterest expense	11,112		10,170	[3]	9,530	[3]
Income
Income (loss) from continuing operations before income taxes	3,617		3,694	[3],[4],[5]	(2,208)	[3],[4],[5]
Provision (benefit) for income taxes	1,048		1,047	[3],[5]	(1,395)	[3],[5]
Net income (loss) from continuing operations	2,569		2,647	[3],[4]	(813)	[3],[4]
Discontinued operations:
Loss from discontinued operations			(110)	[3]	(421)	[3]
Benefit for income taxes			(44)	[3]	(151)	[3]
Net income (loss) from discontinued operations			(66)	[3]	(270)	[3]
Net income (loss)	2,569		2,581	[3]	(1,083)	[3]
Net (income) attributable to noncontrolling interests	(53)		(63)	[3]	(1)	[3]
Redemption charge and preferred dividends					(283)	[3]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,518	[3]	(1,367)	[3]
Reconciliation of net income (loss) from continuing operations to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income (loss) from continuing operations	2,569		2,647	[3],[4]	(813)	[3],[4]
Net (income) attributable to noncontrolling interests	(53)		(63)		(1)
Redemption charge and preferred dividends					(283)	[3]
Net income (loss) from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,584		(1,097)
Net loss from discontinued operations			(66)		(270)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,518	[3]	(1,367)	[3]
Less: Earnings allocated to participating securities	27		23
Excess of redeemable value over the fair value of noncontrolling interests	9
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per share	2,480		2,495		(1,367)
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic	1,220,804		1,212,630		1,178,907
Common stock equivalents	8,425		9,508
Less: Participating securities	6,203		5,924
Diluted	1,223,026		1,216,214		1,178,907	[6]
Anti-dilutive securities	86,270	[7]	87,058	[7]	98,112	[7]
Basic:
Net income (loss) from continuing operations	$ 2.03	[8]	$ 2.11	[8]	$ (0.93)	[8]
Net loss from discontinued operations			$ (0.05)	[8]	$ (0.23)	[8]
Net income (loss) applicable to common stock	$ 2.03	[8]	$ 2.06	[8]	$ (1.16)	[8]
Diluted:
Net income (loss) from continuing operations	$ 2.03	[8]	$ 2.11	[8]	$ (0.93)	[8]
Net loss from discontinued operations			$ (0.05)	[8]	$ (0.23)	[8]
Net income (loss) applicable to common stock	$ 2.03	[8]	$ 2.05	[8],[9]	$ (1.16)	[8]
Operations
Investment services fees:
Asset servicing	3,697		3,076	[3]	2,573	[3]
Issuer services	1,445		1,460	[3]	1,463	[3]
Clearing services	1,159		1,005	[3]	962	[3]
Treasury services	535		530	[3]	519	[3]
Total investment services fees	6,836		6,071	[3]	5,517	[3]
Investment management and performance fees	3,002		2,868	[3]	2,677	[3]
Foreign exchange and other trading revenue	848		886	[3]	1,036	[3]
Distribution and servicing	187		210	[3]	326	[3]
Financing-related fees	170		195	[3]	215	[3]
Investment income	258		308	[3]	226	[3]
Other	197		159	[3]	111	[3]
Total fee revenue	11,498		10,697	[3]	10,108	[3]
Net securities gains (losses)-including other-than-temporary impairment	(86)		(43)	[3]	(5,552)	[3]
Non-credit-related gains (losses) on securities not expected to be sold (recognized in OCI)	(134)		(70)	[3]	(183)	[3]
Net securities gains (losses)	48		27	[3]	(5,369)	[3]
Total fee and other revenue	11,546		10,724	[3]	4,739	[3]
Investment Management Funds
Investment services fees:
Investment income	670		663	[3]
Interest of investment management fund note holders	470		437	[3]
Income of consolidated investment management funds	200		226	[3]
Total fee and other revenue	150		167
Discontinued operations:
Net (income) attributable to noncontrolling interests	$ (50)		$ (59)	[3]

[1]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Presented on a continuing operations basis.
[5]	Based on continuing operations for 2010 and 2009.
[6]	Diluted earnings per share for the year ended Dec. 31, 2009, was calculated using average basic shares. Adding back the dilutive shares would be anti-dilutive.
[7]	Represents stock options, restricted stock, restricted stock units, participating securities and warrants outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[8]	Basic and diluted earnings per share under the two-class method are determined on the net income reported on the income statement less earnings allocated to participating securities, and the excess of redeemable value over the fair value of noncontrolling interests.
[9]	Does not foot due to rounding.

Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net (income) attributable to noncontrolling interests	$ (53)	$ (63)	[1]	$ (1)	[1]
Investment Management Funds
Net (income) attributable to noncontrolling interests	$ (50)	$ (59)	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Securities:
Loans	$ 43,979		$ 37,808	[1]
Allowance for loan losses	(394)		(498)
Goodwill	17,904		18,042
Intangible assets	5,152		5,696
Other assets (includes $1,848 and $1,075, at fair value)	19,839		18,790
Assets of discontinued operations			278
Total assets	325,266		247,259
Deposits:
Long-term debt (includes $326 and $269, at fair value)	19,933		16,517
Total liabilities	291,065		214,102
Temporary equity
Redeemable noncontrolling interests	114		92
Permanent equity
Common stock - par value $0.01 per common share; authorized 3,500,000,000 common shares; issued 1,249,061,305 and 1,244,608,989 common shares	12		12
Additional paid-in capital	23,185		22,885
Retained earnings	12,812		10,898
Accumulated other comprehensive loss, net of tax	(1,627)		(1,355)
Less: Treasury stock of 39,386,698 and 3,078,794 common shares, at cost	(965)		(86)
Total The Bank of New York Mellon Corporation shareholders' equity	33,417		32,354
Total permanent equity	34,087	[2]	33,065	[2],[3]
Total liabilities, temporary equity and permanent equity	325,266		247,259
Operations
Cash and due from:
Banks	4,175		3,675
Interest-bearing deposits with the Federal Reserve and other central banks	90,243		18,549
Interest-bearing deposits with banks	36,321		50,200
Federal funds sold and securities purchased under resale agreements	4,510		5,169
Securities:
Held-to-maturity (fair value of $3,540 and $3,657)	3,521		3,655
Available-for-sale	78,467		62,652
Total securities	81,988		66,307
Trading assets	7,861		6,276
Loans	43,979		37,808
Allowance for loan losses	(394)		(498)
Net loans	43,585		37,310
Premises and equipment	1,681		1,693
Accrued interest receivable	660		508
Goodwill	17,904		18,042
Intangible assets	5,152		5,696
Other assets (includes $1,848 and $1,075, at fair value)	19,839		18,790
Assets of discontinued operations			278
Total assets	313,919		232,493
Other assets	1,848		1,075
Liabilities
Other liabilities	382		590
Deposits:
Noninterest-bearing (principally U.S. offices)	95,335		38,703
Interest-bearing deposits in U.S. offices	41,231		37,937
Interest-bearing deposits in Non-U.S. offices	82,528		68,699
Total deposits	219,094		145,339
Federal funds purchased and securities sold under repurchase agreements	6,267		5,602
Trading liabilities	8,071		6,911
Payables to customers and broker-dealers	12,671		9,962
Commercial paper	10		10
Other borrowed funds	2,174		2,858
Accrued taxes and other expenses	6,235		6,164
Other liabilities (including allowance for lending-related commitments of $103 and $73, also includes $382 and $590, at fair value)	6,525		7,176
Long-term debt (includes $326 and $269, at fair value)	19,933		16,517
Total liabilities	280,980		200,539
Permanent equity
Non-redeemable noncontrolling interests			12
Investment Management Funds
Securities:
Trading assets	10,751		14,121
Other assets	596		645
Total assets	11,347		14,766
Liabilities
Trading liabilities	10,053		13,561
Other liabilities	32		2
Total liabilities	10,085		13,563
Permanent equity
Non-redeemable noncontrolling interests	$ 670		$ 699

[1]	Presented on a continuing operations basis.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec. 31, 2010, and $33,417 million at Dec. 31, 2011.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec. 31, 2009, and $32,354 million at Dec. 31, 2010.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other liabilities, allowance for lending related commitments	$ 103	$ 73
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	3,500,000,000	3,500,000,000
Common stock, issued	1,249,061,305	1,244,608,989
Treasury stock, common shares	39,386,698	3,078,794
Operations
Held-to-maturity, fair value	3,540	3,657
Other assets, fair value	1,848	1,075
Other liabilities, allowance for lending related commitments	103	73
Other liabilities, fair value	382	590
Long-term debt, fair value	$ 326	$ 269

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ 2,569	$ 2,581	[1]	$ (1,083)	[1]
Net (income) loss attributable to noncontrolling interests	(53)	(63)	[1]	(1)	[1]
Net loss from discontinued operations		(66)	[1]	(270)	[1]
Net income (loss) from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,584		(814)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Provision for credit losses	1	11	[1]	332	[1]
Pension plan contribution	(71)	(46)		(394)
Depreciation and amortization	776	629		711
Deferred tax expense (benefit)	12	1,199	[2]	(1,970)	[2]
Net securities (gains) losses and venture capital (income)	(65)	(57)		5,387
Change in trading activities	(425)	(155)		(636)
Change in accruals and other, net	(533)	(115)		1,192
Net effect of discontinued operations				(27)
Net cash provided by operating activities	2,211	4,050		3,781
Investing activities
Change in interest-bearing deposits with banks	12,983	7,073		(9,635)
Change in interest-bearing deposits with the Federal Reserve and other central banks	(70,787)	(11,187)		45,908
Purchases of securities held-to-maturity	(1,226)	(19)		(114)
Paydowns of securities held-to-maturity	233	255		643
Maturities of securities held-to-maturity	1,127	316		280
Purchases of securities available-for-sale	(42,367)	(23,585)		(28,665)
Sales of securities available-for-sale	9,507	5,981		3,975
Paydowns of securities available-for-sale	8,332	7,944		6,361
Maturities of securities available-for-sale	9,385	2,666		2,001
Net principal (disbursed to) received from loans to customers	(6,863)	310		4,268
Sales of loans and other real estate	604	511		851
Change in federal funds sold and securities purchased under resale agreements	659	(1,634)		(1,545)
Change in seed capital investments	162	(160)		(8)
Purchases of premises and equipment/capitalized software	(642)	(230)		(318)
Acquisitions, net cash	(64)	(2,793)		(364)
Dispositions, net cash		133
Proceeds from the sale of premises and equipment	13	14		6
Other, net	(1,234)	(591)		(987)
Net effect of discontinued operations		59		431
Net cash (used for) provided by investing activities	(80,178)	(14,937)		23,088
Financing activities
Change in deposits	74,252	8,527		(24,774)
Change in federal funds purchased and securities sold under repurchase agreements	665	2,058		2,602
Change in payables to customers and broker-dealers	2,709	(762)		1,447
Change in other borrowed funds	(549)	1,988		(5,717)
Change in commercial paper		(2)		(126)
Net proceeds from the issuance of long-term debt	5,042	1,347		3,350
Repayments of long-term debt	(1,911)	(2,614)		(1,882)
Proceeds from the exercise of stock options	18	31		16
Issuance of common stock	25	697		1,371
Treasury stock acquired	(873)	(41)		(28)
Common cash dividends paid	(593)	(440)		(599)
Series B preferred stock repurchased				(3,000)
Common stock warrant repurchased				(136)
Preferred dividends paid				(73)
Other, net	(20)	1		4
Net effect of discontinued operations				(428)
Net cash provided by (used for) financing activities	78,765	10,790		(27,973)
Effect of exchange rate changes on cash	(298)	40		(53)
Change in cash and due from banks
Change in cash and due from banks	500	(57)		(1,157)
Cash and due from banks at beginning of period	3,675	3,732		4,889
Cash and due from banks at end of period	4,175	3,675		3,732
Supplemental disclosures
Interest paid	586	591		682
Income taxes paid	640	699		2,392
Income taxes refunded	$ 136	$ 197		$ 664

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Based on continuing operations for 2010 and 2009.

Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Treasury stock	Non- redeemable non- controlling interest	Non- redeemable non- controlling interest of consolidated asset management funds	Redeemable non- controlling interests/ temporary equity	Preferred stock
Beginning balance at Dec. 31, 2008 (Scenario, Previously Reported)		$ 28,089	[1]	$ 11	$ 20,432	$ 10,225	$ (5,401)	$ (3)	$ 39			$ 2,786
Beginning balance (Restatement Adjustment) (ASC 320)						676	(676)
Beginning balance at Dec. 31, 2008		28,089		11	20,432	10,901	(6,077)	(3)	39			2,786
Purchase of subsidiary shares from noncontrolling interests		(85)			(74)				(11)
Distributions paid to noncontrolling interests		(7)							(7)
Comprehensive income:
Net income		(1,083)				(1,084)			1
Other comprehensive income, net of tax		930					926		4
Reclassification adjustment		3,316	[2]				3,316
Total comprehensive income		3,163	[3]			(1,084)	4,242		5
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(599)				(599)
Dividends on preferred stock at $24.58 per share		(69)				(69)
Repurchase of common stock		(28)						(28)
Repurchase of series B preferred stock		(3,000)										(3,000)
Repurchase of common stock warrant		(136)			(136)
Common stock issued in public offering		1,347		1	1,346
Common stock issued in connection with acquisitions and investments		85			85
Common stock issued under employee benefit plans		51			49			2
Common stock issued under direct stock purchase and dividend reinvestment plan		19			19
Amortization of preferred stock discount and redemption charge						(214)						214
Stock awards and options exercised		197			197
Other		(24)			(1)	(23)
Ending Balance at Dec. 31, 2009 (Scenario, Previously Reported)		29,003	[1],[4]	12	21,917	8,912	(1,835)	(29)	26
Ending Balance (Restatement Adjustment) (ASC 810)		76				52	24
Ending Balance (Restatement Adjustment) (ASC 825)		(73)				(73)
Ending Balance at Dec. 31, 2009		29,006		12	21,917	8,891	(1,811)	(29)	26
Shares issued to shareholders of noncontrolling interests											44
Purchase of subsidiary shares from noncontrolling interests		(18)			(18)						(6)
Distributions paid to noncontrolling interests		(4)							(4)
Other net changes in noncontrolling interests		(139)			15	(55)			(10)	(89)	50
Consolidation of investment management funds		785								785
Deconsolidation of investment management funds		(12)								(12)
Comprehensive income:
Net income		2,577				2,518				59	4
Other comprehensive income, net of tax		417					461			(44)
Reclassification adjustment	[5]	(19)				(14)	(5)
Total comprehensive income		2,975	[6]			2,504	456			15	4
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(441)				(441)
Repurchase of common stock		(41)						(41)
Common stock issued under stock forward contract		676			676
Common stock issued under employee benefit plans		35			34			1
Common stock issued under direct stock purchase and dividend reinvestment plan		16			16
Stock awards and options exercised		227			245	(1)		(17)
Ending Balance at Dec. 31, 2010		33,065	[4],[7]	12	22,885	10,898	(1,355)	(86)	12	699	92
Shares issued to shareholders of noncontrolling interests											41
Purchase of subsidiary shares from noncontrolling interests		2			2						(19)
Other net changes in noncontrolling interests		(74)			17	(9)			(12)	(70)	(2)
Consolidation of investment management funds		7								7
Comprehensive income:
Net income		2,566				2,516				50	3
Other comprehensive income, net of tax		(262)					(246)			(16)	(1)
Reclassification adjustment	[8]	(26)					(26)
Total comprehensive income		2,278	[9]			2,516	(272)			34	2
Dividends on common stock at $0.48 in 2011, $0.36 in 2010 and $0.51 in 2009 per share		(593)				(593)
Repurchase of common stock		(873)						(873)
Common stock issued under employee benefit plans		33			30			3
Common stock issued under direct stock purchase and dividend reinvestment plan		20			20
Stock awards and options exercised		221			231	(1)		(9)
Other		1				1
Ending Balance at Dec. 31, 2011		$ 34,087	[7]	$ 12	$ 23,185	$ 12,812	$ (1,627)	$ (965)		$ 670	$ 114

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $25,264 million at Dec. 31, 2008, and $28,977 million at Dec. 31, 2009.
[2]	Includes $3,348 million (after tax) related to OTTI that was reclassified to net securities gains (losses) on the income statement.
[3]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $3,158 million for the year ended Dec. 31, 2009.
[4]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $28,977 million at Dec. 31, 2009, and $32,354 million at Dec. 31, 2010.
[5]	Includes $(15) million (after tax) related to OTTI, and a $14 million reclassification to retained earnings from other comprehensive income.
[6]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,960 million for the year ended Dec. 31, 2010.
[7]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec. 31, 2010, and $33,417 million at Dec. 31, 2011.
[8]	Includes $(26) million (after tax) related to net securities gains (losses).
[9]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,244 million for the year ended Dec. 31, 2011.

Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common stock, per share	$ 0.48	$ 0.36	$ 0.51
Dividends on preferred stock, per share			$ 24.58
Total The Bank of New York Mellon Corporation shareholders' equity	$ 33,417	$ 32,354	$ 28,977
Reclassification adjustment, OTTI reclassified to net securities gains (losses) on the income statement	(26)	(15)	3,348
Reclassification adjustment/other, to retained earnings from other comprehensive income		14
Total comprehensive income, comprehensive income attributable to The Bank of New York Mellon Corporation shareholders	2,244	2,960	3,158
ASC 320 | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes			$ 470

Summary of significant accounting and reporting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting and reporting policies

Note 1—Summary of significant accounting and reporting policies

Basis of Presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the annual periods have been made. Certain other immaterial reclassifications have been made to prior years to place them on a basis comparable with current period presentation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, goodwill and intangible assets, pension accounting, the fair value of financial instruments and other-than-temporary impairments. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as increased pension and post-retirement expense.

Organization of our businesses

In 2011, BNY Mellon realigned its internal reporting structure and business presentation to focus on its two principal businesses, Investment Management and Investment Services. The realignment reflects management’s current approach to assessing performance and decisions regarding resource allocations. Investment Management includes the former Asset Management and Wealth Management businesses. Investment Services includes the former Asset Servicing, Issuer Services and Clearing Services businesses, and the Cash Management business previously included in the Treasury Services business. The credit-related activities previously included in the Treasury Services business, are now included in the Other segment. Fee revenue classifications in the income statement were changed in 2011 to reflect this realignment as follows:

·	Investment management and performance fees consist of the former asset and wealth management fee revenue; and
·	Investment services fees consist of the former securities servicing fees, including asset servicing, issuer services, clearing services, as well as treasury services fee revenue.

All prior periods were reclassified. The reclassifications did not affect the results of operations.

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees or investment income, as appropriate, in the period earned. Our most significant equity method investments are:

Equity method investments at Dec. 31, 2011
(dollars in millions)	Percentage Ownership	Book Value
CIBC Mellon	50.0%	$577
Wing Hang	20.4%	$399
Siguler Guff	20.0%	$267
ConvergEx	33.2%	$152
West LB Joint Venture	50.0%	$91

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805—Business Combinations and equity investments from the dates of acquisition. For acquisitions prior to Jan. 1, 2009, we recorded any contingent purchase payments when the amounts were resolved and became payable. For acquisitions occurring after Dec. 31, 2008, contingent purchase consideration was measured at its fair value and recorded on the purchase date.

Parent financial statements

The Parent financial statements in Note 20 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries by issuing commercial paper and other debt guaranteed by BNY Mellon; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Variable interest entities

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a potential variable interest entity (“VIE”). VIEs are entities that do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or in which equity investors do not have the characteristics of a controlling financial interest. BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts, which were determined to be VIEs. Generally, the company is deemed to be the primary beneficiary and thus required to consolidate a VIE, if BNY Mellon has a variable interest (or combination of variable interests) that, based on a quantitative analysis, will absorb a majority of the VIE’s expected losses, that will receive a majority of the VIE’s expected residual returns, or both. A “variable interest” is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. “Expected losses” and “expected residual returns” are measures of variability in the expected cash flows of a VIE.

BNY Mellon’s other VIEs are evaluated under the guidance included in ASU 2009-17. These other VIEs include securitization trusts, which are no longer considered qualifying special purpose entities (“QSPEs”), and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. The company must determine whether or not its variable interests in these VIEs, based on qualitative analysis, provide BNY Mellon with a controlling financial interest in the VIE. The analysis includes an assessment of the characteristics of the VIE. The Company is considered to have a controlling financial interest in the VIE, which would require consolidation of the VIE, if it has the following characteristics: (1) the power to direct the activities that most significantly impact the VIE’s economic performance; and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers—institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

·	investment management;
·	trust and custody;
·	foreign exchange;
·	fund administration;
·	securities lending;
·	depositary receipts;
·	corporate trust;
·	global payment/cash management; and
·	banking services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments—Debt and Equity Securities. Securities are generally classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity. Seed capital investments are classified as other assets or available-for-sale securities, depending on the nature of the investment and management’s intent.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from other comprehensive income (“OCI”), unless a security is deemed to have an other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Unrealized gains and losses on seed capital investments classified as other assets are recorded in investment income. Held-to-maturity securities are stated at cost.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

·	The length of time and the extent to which the fair value has been less than the amortized cost basis;
·	Whether management has an intent to sell the security;
·	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;
·	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;
·	Whether a debt security has been downgraded by a rating agency;
·	Whether a debt security exhibits cash flow deterioration; and
·

For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

The credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI when we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities. In order not to be required to recognize the non-credit component of an OTTI in earnings, management is required to assert that it does not have the intent to sell the security and that it is more likely than not it will not have to sell the security before recovery of its cost basis.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 5 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases

Loans are reported net of any unearned discount. Loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Deferred fees and costs are netted against outstanding loan balances. Loans held for sale are carried at the lower of cost or market value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent. When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current.

A loan is considered to be impaired, as defined by ASC 310—Accounting by Creditors for Impairment of a Loan, when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance is measured on loans $1 million or greater and which meet the definition of an impaired loan per ASC 310.

Impaired loans $1 million or greater are required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by either an allocation of the allowance for credit losses or by a provision for credit losses. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending-related commitments

The allowance for loans losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments are referred to as BNY Mellon’s allowance for credit exposure. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loans losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. In 2011, we implemented an enhanced methodology for determining the allowance for credit losses by adding a qualitative allowance framework. Within this framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio. This change did not impact the allowance or provision for credit losses.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

·	an allowance for impaired credits of $1 million or greater;
·	an allowance for higher risk-rated credits and pass-rated credits; and
·	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million or greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. All borrowers are assigned to pools based on their credit ratings. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation. The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. Commercial loans over $1 million are individually analyzed before being assigned a credit rating. We also apply this technique to our lease financing and wealth management portfolios.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default based on a combination of external loss data from third-party databases and internal loss history is assigned for each mortgage pool. For each pool, the inherent loss is calculated using the above factors. The resulting probable loss factor is applied against the loan balance to determine the allowance held for each pool.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

·	Non-performing loans to total non-margin loans;
·	Criticized assets to total loans and lending-related commitments;
·	Ratings volatility;
·	Borrower concentration; and
·	Significant concentration in high-risk industry.

Environmental risk factors:

·	U.S. non-investment grade default rate;
·	Unemployment rate; and
·	Change in real GDP (quarter-over-quarter).

The allocation of the prior period allowance for loan losses and allowance for lending-related commitments has been restated to reflect the implementation of the qualitative allowance framework. The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Noncontrolling Interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. In accordance with ASC 480, Distinguishing Liabilities from Equity, BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectibility is reasonably assured.

Additionally, we recognize revenue from non-refundable, up-front implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable in subsequent years and which are subject to a clawback if performance thresholds in those years are not met are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive results. Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees.

Our expected long-term rate of return on plan assets is based on anticipated returns for each asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it is regarded to be critical to the presentation of our financial statements since it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 19 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Separation expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management (“ALM”) process. These derivatives are designated as fair value and cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in other comprehensive income, until reclassified into earnings to meet the risks being hedged. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within other comprehensive income.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedge transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. We evaluate ineffectiveness in terms of amounts that could impact a hedge’s ability to qualify for hedge accounting and the risk that the hedge could result in more than a de minimis amount of ineffectiveness. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from other comprehensive income and recognized in current earnings in other revenue upon receipt of the hedged cash flow.

The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 25 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments disclosures.

Statement of cash flows

We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.

Stock options

Compensation expense is recognized in the income statement, on a straight-line basis, over the applicable vesting period, for all share-based payments.

Certain of our stock compensation grants vest when the employee retires. ASC 718 requires the completion of expensing of new grants with this feature by the first date the employee is eligible to retire. For grants prior to Jan. 1, 2006, we will continue to expense them over their stated vesting period.

Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2011
Accounting changes and new accounting guidance

Note 2—Accounting changes and new accounting guidance

ASU 2011-02—A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.” This ASU provided clarifying guidance for creditors when determining whether they granted concessions and whether the debtor is experiencing financial difficulty. For purposes of identifying and disclosing troubled debt restructurings (“TDRs”), this ASU was effective for interim and annual periods beginning after June 15, 2011 and was applied retrospectively to TDRs occurring on or after Jan. 1, 2011. Furthermore, this ASU specified that the absence of a market rate for a loan with risks similar to the restructured loan is an indicator of a TDR, but not a determinative factor, and that the assessment should consider all aspects of the restructuring. For purposes of measuring impairment of a receivable restructured in a TDR, the guidance in this ASU was applied prospectively for interim and annual periods beginning after June 15, 2011. This ASU also required an entity to disclose the information required by ASU 2010-20. See Note 6 of the Notes to Consolidated Financial Statements for these disclosures.

ASU 2010-6—Improving Disclosures About Fair Value Measurements

In January 2010, the FASB issued ASU 2010-6, “Improving Disclosures about Fair Value Measurements.” This amended ASC 820 to clarify existing requirements regarding disclosures of inputs and valuation techniques and levels of disaggregation. Effective March 31, 2011, this ASU required new disclosures about Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements. This ASU is required in interim and annual financial statements. See Note 22 of the Notes to Consolidated Financial Statements for these disclosures.

ASU 2010-29—Disclosure of Supplementary Pro Forma Information for Business Combinations

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” This ASU specified that if a public entity presents comparative financial statements, the entity would disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expanded the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The ASU was effective prospectively for business combinations consummated on or after Jan. 1, 2011.

Adopted in 2010

ASU 2009-17—Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17 “Improvements to Financial Reporting by Entities Involved with Variable Interest Entities.” This ASU amended ASC 810 to require ongoing assessments to determine whether an entity is a VIE and whether an enterprise is the primary beneficiary of a VIE. This ASU also amended the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise’s variable interest or interests give it a controlling financial interest. Consolidation is based on a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This ASU was effective Jan. 1, 2010, and primarily impacted our Investment Management businesses.

This ASU does not change the economic risk related to these businesses and therefore, BNY Mellon’s computation of economic capital required by our businesses did not change.

This statement also required additional disclosures about an enterprise’s involvement in a VIE, including the requirement for sponsors of a VIE to disclose information even if they do not hold a significant variable interest in the VIE.

In February 2010, the FASB issued ASU 2010-10, “Amendments for Certain Investment Funds” which deferred the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and asset managers’ interests in money market funds. This amendment was effective Jan. 1, 2010.

Acquisitions and dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and dispositions

Note 3—Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of contingent payments as an additional cost of the entity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement. Contingent payments totaled $17 million in 2011.

At Dec. 31, 2011, we were potentially obligated to pay additional consideration which, using reasonable assumptions for the performance of the acquired companies and joint ventures based on contractual agreements, could range from $3 million to $35 million over the next 3 years.

Acquisitions in 2011

On July 1, 2011, BNY Mellon acquired the wealth management operations of Chicago-based Talon Asset Management (“Talon”) for cash of $11 million. We are obligated to pay, upon occurrence of certain events, contingent additional consideration of $5 million, which was recorded as goodwill at the acquisition date. Talon manages assets of wealthy families and institutions. Goodwill related to this acquisition, including the contingent additional consideration, is included in our Investment Management business and totaled $10 million and is deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 20 years, and totaled $6 million. The impact of this acquisition was not material to earnings per share in 2011.

On Nov. 30, 2011, BNY Mellon acquired Penson Financial Services Australia Pty Ltd (“Penson”), a clearing firm located in Australia, in a $33 million share purchase transaction. Goodwill related to this acquisition is included in our Investment Services business and totaled $10 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition are included in our Investment Services business, with a life of nine years, and totaled $6 million. The impact of this acquisition was not material to earnings per share in 2011.

Dispositions in 2011

On Dec. 31, 2011, BNY Mellon sold the Shareowner Services business. The sales price of $550 million resulted in a pre-tax gain of $98 million. We recorded an immaterial after-tax gain primarily due to the write-off of non-tax deductible goodwill associated with the business. Excluding the gain on the sale, the Shareowner Services business contributed $273 million of revenue and $21 million of pre-tax income in 2011.

Acquisitions in 2010

On July 1, 2010, we acquired GIS for cash of $2.3 billion. GIS provides a comprehensive suite of products which includes subaccounting, fund accounting/administration, custody, managed account services and alternative investment services. Assets acquired totaled approximately $590 million. Liabilities assumed totaled approximately $250 million. Goodwill related to this acquisition totaled $1,505 million, of which $1,256 million is tax deductible and $249 million is non-tax deductible. Customer contract intangible assets related to this acquisition totaled $477 million with lives ranging from ten years to 20 years.

On Aug. 2, 2010, we acquired BAS for cash of $370 million. This transaction included the purchase of Frankfurter Service Kapitalanlage—Gesellschaft mbH (“FSKAG”), a wholly-owned fund administration affiliate. The combined business offers a full range of tailored solutions for investment companies, financial institutions and institutional investors in Germany. Assets acquired totaled approximately $3.6 billion and primarily consisted of securities of approximately $2.6 billion. Liabilities assumed totaled approximately $3.4 billion and included deposits of $2.3 billion. Goodwill related to this acquisition of $272 million is tax deductible. Customer contract intangible assets related to this acquisition totaled $40 million with a life of ten years.

On Sept. 1, 2010, we acquired I(3) Advisors of Toronto, an independent wealth advisory company, for cash of $21.1 million. Goodwill related to this acquisition totaled $8 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition totaled $10 million with a life of 33 years.

Divestitures in 2010

On Jan. 15, 2010, BNY Mellon sold MUNB, our national bank subsidiary located in Florida. The results for MUNB were classified as discontinued operations. See Note 4 for additional information on the MUNB transaction.

Acquisitions in 2009

In November 2009, we acquired Insight Investment Management Limited (“Insight”) for $377 million of cash and stock. Goodwill related to this acquisition is non-tax deductible and totaled $202 million. Intangible assets (primarily customer contracts) related to the transaction, with a life up to 11 years, totaled $111 million.

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations

Note 4—Discontinued operations

On Jan. 15, 2010, BNY Mellon sold MUNB, our former national bank subsidiary located in Florida. We applied discontinued operations accounting to this business. Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2011	2010	2009
Fee and other revenue	$-	$-	$7
Net interest revenue	-	9	59
Provision for loan losses	-	-	191
Net interest revenue after provision for loan losses	-	9	(132)
Noninterest expense:
Staff	-	4	37
Professional, legal and other purchased services	-	4	4
Net occupancy	-	1	5
Other	-	3	16
Goodwill impairment	-	-	50
Total noninterest expense	-	12	112
Income (loss) from operations	-	(3)	(237)
Loss on assets held for sale	-	(106)	(184)
Loss on sale of MUNB	-	(1)	-
Provision (benefit) for income taxes	-	(44)	(151)
Net income (loss) from discontinued operations	$-	$(66)	$(270)

Discontinued operations assets and liabilities
	Dec. 31,
(in millions)	2011	2010
Loans, net of allowance for loan losses	$-	$183
Deferred taxes	-	90
Other assets	-	5
Assets of discontinued operations	$-	$278
Liabilities of discontinued operations	$-	$-

Certain loans were not sold as part of the MUNB transaction and are held-for-sale. Effective Jan. 1, 2011, we reclassified the remaining assets of discontinued operations of $278 million to continuing operations. Loans of $114 million at Dec. 31, 2011, are included in other assets on the balance sheet. These loans are recorded at the lower of cost or market. In 2011, we recorded income of $100 million primarily related to paydowns and valuation changes on loans held-for-sale.

Information for 2010 and 2009 included in these Financial Statements and Notes reflects continuing operations, unless otherwise noted.

Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 5—Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2011 and 2010.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Other debt securities	16,016	339	38	16,317	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Other debt securities	11,800	148	57	11,891	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust.

Net securities gains (losses)
(in millions)	2011	2010	2009
Realized gross gains	$183	$48	$130
Realized gross losses	(56)	(5)	(1,648)
Recognized gross impairments	(79)	(16)	(3,851)
Total net securities gains (losses)	$48	$27	$(5,369)

Temporarily impaired securities

At Dec. 31, 2011, substantially all of the unrealized losses on the investment securities portfolio were attributable to credit spreads widening since purchase, and interest rate movements. We do not intend to sell these securities and it is not more likely than not that we will have to sell.

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Other debt securities	2,867	12	54	26	2,921	38
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2010	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,519	$138	$-	$-	$6,519	$138
U.S. Government agencies	489	4	-	-	489	4
State and political subdivisions	210	39	122	16	332	55
Agency RMBS	5,079	42	206	1	5,285	43
Alt-A RMBS	55	3	104	36	159	39
Prime RMBS	315	13	739	73	1,054	86
Subprime RMBS	3	-	484	188	487	188
Other RMBS	49	17	1,275	318	1,324	335
Commercial MBS	28	1	536	99	564	100
Asset-backed CLOs	-	-	249	14	249	14
Other asset-backed securities	1	-	32	2	33	2
Foreign covered bonds	2,553	16	-	-	2,553	16
Other debt securities	1,068	37	61	20	1,129	57
Alt-A RMBS (a)	196	15	-	-	196	15
Prime RMBS (a)	139	6	-	-	139	6
Total securities available-for-sale	$16,704	$331	$3,808	$767	$20,512	$1,098
Held-to-maturity:
Alt-A RMBS	$18	$-	$108	$19	$126	$19
Prime RMBS	-	-	73	5	73	5
Subprime RMBS	-	-	25	3	25	3
Other RMBS	315	5	614	76	929	81
Commercial MBS	-	-	33	1	33	1
Total securities held-to-maturity	$333	$5	$853	$104	$1,186	$109
Total temporarily impaired securities	$17,037	$336	$4,661	$871	$21,698	$1,207
(a)	Previously included in the Grantor Trust.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2011.

Investment securities portfolio	U.S. Treasury		U.S Government agency		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$1,165	0.96%	$-	-%	$60	1.44%	$5,005	1.47%	$-	-%	$6,230
Over 1 through 5 years	11,618	1.03	958	1.63	1,155	1.93	11,547	1.40	-	-	25,278
Over 5 through 10 years	2,313	2.83	-	-	1,063	3.87	731	2.82	-	-	4,107
Over 10 years	2,230	3.11	-	-	461	4.80	1,459	3.66	-	-	4,150
Mortgage-backed securities	-	-	-	-	-	-	-	-	35,723	4.45	35,723
Asset-backed securities	-	-	-	-	-	-	-	-	1,976	1.91	1,976
Equity securities (b)	-	-	-	-	-	-	-	-	1,003	0.01	1,003
Total	$17,326	1.53%	$958	1.63%	$2,739	3.16%	$18,742	1.65%	$38,702	4.20%	$78,467
Securities held-to-maturity:
One year or less	$-	-%	$-	-%	$-	-%	$3	-%	$-	-%	$3
Over 1 through 5 years	413	1.71	-	-	1	6.87	-	-	-	-	414
Over 5 through 10 years	400	2.62	-	-	32	6.66	-	-	-	-	432
Over 10 years	-	-	-	-	67	6.58	-	-	-	-	67
Mortgage-backed securities	-	-	-	-	-	-	-	-	2,605	2.68	2,605
Total	$813	2.17%	$-	-%	$100	6.60%	$3	-%	$2,605	2.68%	$3,521
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

·

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

·	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS at Dec. 31, 2011 and 2010.

Projected weighted-average default rates and severities
	Dec. 31, 2011		Dec. 31, 2010
	Default Rate	Severity	Default Rate	Severity
Alt-A	44%	57%	42%	49%
Subprime	63%	73%	68%	65%
Prime	25%	43%	20%	42%

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2011	2010	2009
U.S. Treasury	$77	$15	$-
Agency RMBS	8	15	-
Alt-A RMBS	(36)	(13)	(3,113)
Prime RMBS	(1)	-	(1,008)
Subprime RMBS	(21)	(4)	(322)
European floating rate notes	(39)	(3)	(269)
Sovereign debt	36	-	-
Home equity lines of credit	-	-	(205)
Commercial MBS	-	-	(89)
Grantor Trust	-	-	(39)
Credit cards	-	-	(26)
ABS CDOs	-	-	(23)
Other	24	17	(275)
Total net securities gains (losses)	$48	$27	$(5,369)

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2011	2010
Beginning balance as of Jan. 1	$182	$244
Add: Initial OTTI credit losses	61	10
Subsequent OTTI credit losses	18	6
Less: Realized losses for securities sold / consolidated	8	78
Ending balance as of Dec. 31	$253	$182

At Dec. 31, 2011, assets amounting to $77.0 billion were pledged primarily for potential borrowing at the Federal Reserve Discount Window. The significant components of pledged assets were as follows: $68.2 billion of securities, $4.9 billion of interest-bearing deposits with banks and $3.9 billion of loans. Also included in these pledged assets was securities available-for-sale of $1.6 billion which were pledged as collateral for actual borrowings. The lenders in these borrowings have the right to repledge or sell these securities. We obtain securities under resale, securities borrowed and custody agreements on terms which permit us to repledge or resell the securities to others. As of Dec. 31, 2011, the market value of the securities received that can be sold or repledged was $14.0 billion. We routinely repledge or lend these securities to third parties. As of Dec. 31, 2011, the market value of collateral repledged and sold was $2.5 billion.

Loans and asset quality	12 Months Ended
Dec. 31, 2011
Loans and asset quality

Note 6—Loans and asset quality

Loans

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2011 and 2010:

Loans	Dec. 31,
(in millions)	2011	2010 (a)
Domestic:
Financial institutions	$4,606	$4,630
Commercial	752	1,250
Wealth management loans and mortgages	7,342	6,506
Commercial real estate	1,449	1,592
Lease financings (b)	1,558	1,605
Other residential mortgages	1,923	2,079
Overdrafts	2,958	4,524
Other	623	771
Margin loans	12,760	6,810
Total domestic	33,971	29,767
Foreign:
Financial institutions	6,538	4,626
Commercial	528	345
Lease financings (b)	1,051	1,545
Other (primarily overdrafts)	1,891	1,525
Total foreign	10,008	8,041
Total loans	$43,979	$37,808
(a)	Presented on a continuing operations basis.
(b)	Net of unearned income on domestic and foreign lease financings of $1,343 million at Dec. 31, 2011 and $2,036 million at Dec. 31, 2010.

In the ordinary course of business, we and our banking subsidiaries have made loans at prevailing interest rates and terms to our directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities. The aggregate amount of these loans was $3 million at both Dec. 31, 2011 and Dec. 31, 2010, and $4 million at Dec. 31, 2009. These loans are primarily extensions of credit under revolving lines of credit established for such entities.

Our loan portfolio is comprised of three portfolio segments: commercial, lease financing and mortgages. We manage our portfolio at the class level which is comprised of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages. The following tables are presented for each class of financing receivable, and provide additional information about our credit risks and the adequacy of our allowance for credit losses.

Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs) recoveries	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998 (b)	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
(b)	Includes $1,891 million of other foreign loans (primarily overdrafts) at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)		Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-		(88)
Recoveries	15	1	2	-	-	2	-		-		20
Net charge-offs	10	(7)	(23)	-	(4)	(44)	-		-		(68)
Provision	(72)	2	(42)	10	(13)	115	1		10		11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60		$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54		$498
Unfunded commitments	42	12	10	-	3	-	-		6		73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7		$140
Allowance for loan losses	10	9	-	-	5	-	-		2		26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	(b)	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52		472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.
(b)	Includes $1,525 million of other foreign loans (primarily overdrafts) at Dec. 31, 2010.

Allowance for credit losses activity for the year ended Dec. 31, 2009					Wealth management loans and mortgages	Other residential mortgages	All Other (a)		Foreign (b)		Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing

Beginning balance	$180	$59	$57	$90	$32	$88	$2		$21		$529
Charge-offs	(90)	(31)	(34)	-	(1)	(60)	-		-		(216)
Recoveries	-	-	-	1	1	-	-		-		2
Net charge-offs	(90)	(31)	(34)	1	-	(60)	-		-		(214)
Provision	66	34	53	(11)	26	137	(2)		29		332
Transferred to discontinued operations	(1)	(17)	-	-	-	(1)	-		-		(19)
Ending balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Allowance for:
Loans losses	$94	$31	$42	$80	$56	$164	$-		$36		$503
Unfunded commitments	61	14	34	-	2	-	-		14		125
Individually evaluated for impairment:
Loan balance	$63	$58	$171	$-	$53	$-	$-		$-		$345
Allowance for loan losses	10	13	25	-	3	-	-		-		51

Collectively evaluated for impairment:
Loan balance	$2,261	$1,986	$5,338	$1,703	$6,109	$2,179	$9,010	(a)	$7,758	(b)	$36,344
Allowance for loan losses	84	18	17	80	53	164	-		36		452
(a)	Includes $3,946 million of domestic overdrafts, $4,657 million of margin loans and $407 million of other loans at Dec. 31, 2009.
(b)	Includes $2,109 million of other foreign loans (primarily overdrafts) at Dec. 31, 2009.

Nonperforming assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2011	2010
Nonperforming loans:
Domestic:
Other residential mortgages	$203	$244
Commercial real estate	40	44
Wealth management	32	59
Financial institutions	23	5
Commercial	21	34
Total domestic	319	386
Foreign loans	10	7
Total nonperforming loans	329	393
Other assets owned	12	6
Total nonperforming assets (a)	$341	$399
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $101 million at Dec. 31, 2011 and $218 million at Dec. 31, 2010. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

At Dec. 31, 2011, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.

Lost interest

Lost interest
(in millions)	2011	2010	2009
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$2	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total (a)	$17	$20	$19
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010 and 2009.

Impaired loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Recorded Investment
Impaired loans with an allowance:
Commercial	$27	$1	$30	$1	$30
Commercial real estate	22	-	34	-	49
Financial institutions	9	-	35	-	171
Wealth management loans and mortgages	37	1	53	1	53
Foreign	10	-	2	-	-
Total impaired loans with an allowance	105	2	154	2	303
Impaired loans without an allowance:
Commercial	1	-	6	-	33
Commercial real estate	13	-	11	-	9
Wealth management loans and mortgages	2	-	3	-	-
Total impaired loans without an allowance (a)	16	-	20	-	42
Total impaired loans	$121	$2	$174	$2	$345
Allowance for impaired loans (b)					$51
Average balance of impaired loans – 2009					216
Interest income recognized on impaired loans					2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(b)	The allowance for impaired loans is included in the allowance for loan losses.

Impaired loans	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance
Impaired loans with an allowance:
Commercial	$26	$31	$9	$30	$30	$10
Commercial real estate	35	41	7	25	39	9
Financial institutions	21	21	7	4	10	-
Wealth management loans and mortgages	27	27	5	52	52	5
Foreign	10	18	4	7	7	2
Total impaired loans with an allowance	119	138	32	118	138	26
Impaired loans without an allowance:
Commercial	-	-	-	2	6	-
Commercial real estate	3	3	-	19	19	-
Financial institutions	3	9	-	-	-	-
Wealth management loans and mortgages	3	3	-	1	2	-
Total impaired loans without an allowance (b)	9	15	-	22	27	-
Total impaired loans (c)	$128	$153	$32	$140	$165	$26
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.

Past due loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2011				Dec. 31, 2010
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$118	$9	$-	$127	$174	$-	$11	$185
Wealth management loans and mortgages	89	3	-	92	62	4	6	72
Commercial	60	7	-	67	10	1	1	12
Other residential mortgages	36	10	13	59	40	15	15	70
Financial institutions	36	-	-	36	10	1	-	11
Total domestic	339	29	13	381	296	21	33	350
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$339	$29	$13	$381	$296	$21	$33	$350

Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs. At Dec. 31, 2011, there were no unfunded lending-related commitments to debtors whose terms have been modified in TDRs.

As a result of adopting ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring effective July 1, 2011, we reassessed all loan restructurings that occurred on or after Jan. 1, 2011 through June 30, 2011 and determined that no additional modified loans would have qualified as TDRs.

In the fourth quarter of 2011, 11 other residential mortgage loans were restructured in TDRs. The pre-modification and post-modification outstanding recorded investment was $5 million. The modifications of the other residential mortgage loans consisted of reducing the stated interest rate and in certain cases, extending the interest only payment period and/or maturity date. The value of modified loans is based on the fair value of the collateral. Probable loss factors are applied to the value of the modified loans to determine the allowance for credit losses.

One of the residential mortgage loans that had been restructured in a TDR during the previous 12 months subsequently defaulted during the fourth quarter of 2011. The total recorded investment of this loan was less than $1 million.

Credit quality indicators

Our credit strategy is to focus on investment grade names to support cross-selling opportunities, avoid single name/industry concentrations and exit high-risk portfolios. Each customer is assigned an internal rating grade which is mapped to an external rating agency grade equivalent based upon a number of dimensions which are continually evaluated and may change over time.

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Investment grade	$906	$964	$1,062	$1,072	$9,643	$7,894
Noninvestment grade	374	631	387	520	1,501	1,362
Total	$1,280	$1,595	$1,449	$1,592	$11,144	$9,256

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal rating grade. These internal rating grades are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2011	Dec. 31, 2010
Wealth management loans:
Investment grade	$3,450	$2,995
Noninvestment grade	111	170
Wealth management mortgages	3,781	3,341
Total	$7,342	$6,506

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade, fixed income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment-grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets, or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be of investment grade quality.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only adjustable rate mortgages with an average loan to value ratio of 62% at origination. In the wealth management portfolio, 1% of the mortgages were past due at Dec. 31, 2011.

At Dec. 31, 2011, the private wealth mortgage portfolio was comprised of the following geographic concentrations: New York – 24%; Massachusetts – 17%; California – 17%; Florida – 8%; and other – 34%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of one to four family residential mortgage loans and totaled $1,923 million at Dec. 31, 2011. These loans are not typically correlated to external ratings. Included in this portfolio is $596 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2011, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 76% at origination and 28% of these loans were at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, Maryland and the tri-state area (New York, New Jersey and Connecticut).

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $4,849 million at Dec. 31, 2011 and $6,049 million at Dec. 31, 2010. Overdrafts occur on a daily basis in the custody and securities clearance business and are generally repaid within two business days.

Margin loans

We had $12,760 million of secured margin loans on our balance sheet at Dec. 31, 2011, compared with $6,810 million at Dec. 31, 2010. Margin loans are collateralized with marketable securities and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to them.

Other loans

Other loans primarily includes loans to consumers that are fully collateralized with equities, mutual funds and fixed income securities, as well as bankers’ acceptances.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and intangible assets

Note 7—Goodwill and intangible assets

Goodwill impairment testing

BNY Mellon’s three business segments include seven reporting units for which annual goodwill impairment testing is done in accordance with ASC 350. The Investment Management segment is comprised of two reporting units; the Investment Services segment is comprised of four reporting units; and one reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. The Company performed its annual goodwill impairment testing for all reporting units in the second quarter of 2011.

The broad decline of stock prices throughout the U.S. stock market in the second half of 2011 also impacted the Company’s stock price, which declined below the Company’s net book value per share. As a result of this sustained decline in the second half of 2011, the Company performed an interim goodwill test of all its reporting units in the fourth quarter of 2011. The estimated fair values of each of the Company’s reporting units exceeded their carrying values in the interim test and no goodwill impairment was recognized.

Goodwill

The level of goodwill decreased in 2011 compared with 2010 as a result of the sale of Shareowner Services and foreign exchange translation on non-U.S. dollar denominated goodwill, partially offset by the acquisitions of Penson Financial Services, Talon Asset Management and contingent payments on previous acquisitions.

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$9,312	$6,890	$47	$16,249
Acquisitions	8	1,790	-	1,798
Foreign exchange translation	(44)	(30)	(1)	(75)
Other (a)	83	(7)	(6)	70
Balance at Dec. 31, 2010	$9,359	$8,643	$40	$18,042
Acquisitions/dispositions	10	(118)	-	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (a)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2011 compared with 2010 resulted from amortization of intangible assets and the sale of Shareowner Services, partially offset by the acquisition of customer contracts in the Investment Services and Investment Management businesses. Also, in 2011, we recorded $9 million in impairment charges to write-down the value of a software technology intangible to its fair value. This impairment charge is included in other expense on the income statement.

Amortization of intangible assets was $428 million, $421 million and $426 million in 2011, 2010 and 2009, respectively.

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$2,825	$1,911	$852	$5,588
Acquisitions	15	530	-	545
Amortization	(237)	(182)	(2)	(421)
Foreign exchange translation	(9)	-	-	(9)
Other (a)	(2)	(5)	-	(7)
Balance at Dec. 31, 2010	$2,592	$2,254	$850	$5,696
Acquisitions/dispositions	6	(111)	-	(105)
Amortization	(214)	(212)	(2)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (a)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2011				Dec. 31, 2010
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,109	$(1,189)	$920	12 yrs.	$2,102	$(983)	$1,119
Customer contracts—Investment Services	2,351	(834)	1,517	13 yrs.	2,566	(736)	1,830
Other	131	(95)	36	5 yrs.	134	(86)	48
Total subject to amortization	4,591	(2,118)	2,473	13 yrs.	4,802	(1,805)	2,997
Not subject to amortization: (a)
Trade name	1,366	N/A	1,366	N/A	1,375	N/A	1,375
Customer relationships	1,313	N/A	1,313	N/A	1,314	N/A	1,314
Other	-	N/A	-	N/A	10	N/A	10
Total not subject to amortization	2,679	N/A	2,679	N/A	2,699	N/A	2,699
Total intangible assets	$7,270	$(2,118)	$5,152	N/A	$7,501	$(1,805)	$5,696
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2012	$383
2013	333
2014	297
2015	266
2016	236

Other assets	12 Months Ended
Dec. 31, 2011
Other assets

Note 8—Other assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Corporate/bank owned life insurance	$4,216	$4,071
Accounts receivable	4,208	3,506
Equity in joint ventures and other investments (a)	2,677	2,643
Income taxes receivable	2,573	2,826
Fair value of hedging derivatives	1,600	836
Software	986	896
Fails to deliver	961	1,428
Prepaid expenses	784	834
Due from customers on acceptances	321	424
Prepaid pension assets	144	732
Other	1,369	594
Total other assets	$19,839	$18,790
(a)	Includes Federal Reserve Bank stock of $429 million and $400 million, respectively, at cost.

Seed capital and private equity investments valued using net asset value per share

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. BNY Mellon also holds private equity investments, which consist of investments in private equity funds, mezzanine financings and direct equity investments. Seed capital and private equity investments are included in other assets. Consistent with our policy to focus on our core activities, we continue to reduce our exposure to private equity investments.

The fair value of these investments has been estimated using the net asset value (“NAV”) per share of BNY Mellon’s ownership interest in the funds. The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV – Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge funds (a)	$9	$-	Monthly-quarterly	3-45 days
Private equity funds (b)	122	24	N/A	N/A
Other funds (c)	63	-	Monthly-yearly	(c	)
Total	$194	$24

(a)	Hedge funds include multi-strategy funds that utilize a variety of investment strategies and equity long-short hedge funds that include various funds that invest over both long-term investment and short-term investment horizons.
(b)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(c)	Other funds include various market neutral, leveraged loans, real estate and structured credit funds. Redemption notice periods vary by fund.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 9—Deposits

Total time deposits in denominations of $100,000 or greater was $44.2 billion at Dec. 31, 2011, and $35.3 billion at Dec. 31, 2010. At Dec. 31, 2011, the scheduled maturities of all time deposits are as follows: 2012 – $44.6 billion; 2013 – $3 million; 2014 – $20 million; 2015 – $3 million; 2016 –$- million; and 2017 and thereafter – $4 million.

Net interest revenue	12 Months Ended
Dec. 31, 2011
Net interest revenue

Note 10—Net interest revenue

Net interest revenue
(in millions)	2011	2010	2009
Interest revenue
Non-margin loans	$681	$738	$874
Margin loans	129	88	69
Securities:
Taxable	1,949	1,944	1,718
Exempt from federal income taxes	36	25	30
Total securities	1,985	1,969	1,748
Other short-term investments-U.S. government-backed commercial paper	-	-	9
Deposits in banks	543	491	684
Deposits with the Federal Reserve and other central banks	148	49	43
Federal funds sold and securities purchased under resale agreements	28	64	31
Trading assets	74	71	50
Total interest revenue	3,588	3,470	3,508
Interest expense
Deposits in domestic offices	47	49	57
Deposits in foreign offices	194	82	115
Borrowings from Federal Reserve related to ABCP	-	-	7
Federal funds purchased and securities sold under repurchase agreements	2	43	-
Trading liabilities	32	41	22
Other borrowed funds	21	24	20
Customer payables	7	6	6
Long-term debt	301	300	366
Total interest expense	604	545	593
Net interest revenue	$2,984	$2,925	$2,915

Other noninterest expense	12 Months Ended
Dec. 31, 2011
Other noninterest expense

Note 11—Other noninterest expense

The following table provides a breakdown of other noninterest expense presented on the consolidated income statement.

Other noninterest expense
(in millions)	2011	2010	2009
Litigation	$210	$217	$34
Communications	173	140	115
Clearing	135	127	117
Other	629	576	688
Total other	$1,147	$1,060	$954

Restructuring charges	12 Months Ended
Dec. 31, 2011
Restructuring charges

Note 12—Restructuring charges

Operational efficiency initiatives

In 2011, we announced our operational efficiency initiatives which include an expense reduction initiative impacting approximately 1,500 positions or approximately 3% of our global workforce, as well as additional initiatives to transform operations, technology and corporate services that will increase productivity and reduce the growth rate of expenses. We recorded a pre-tax restructuring charge of $107 million related to the global efficiency initiatives in 2011. The aggregate restructuring charge is recorded as a separate line on the income statement. This charge was comprised of $78 million of severance costs and $29 million primarily for operating lease-related items and consulting costs. The following table presents the activity in the restructuring reserve related to the operational efficiency initiatives through Dec. 31, 2011.

Operational efficiency initiatives 2011 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	$74	$-	$74

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Operational efficiency initiatives 2011 – restructuring charge by business
(in millions)	2011
Investment Management	$17
Investment Services	41
Other segment (including Business Partners)	49
Total restructuring charge	$107

Global location strategy

BNY Mellon continues to execute its global location strategy. This strategy includes migrating positions to our global growth centers and is expected to result in moving and/or eliminating approximately 2,400 positions. In 2009, we recorded a pre-tax restructuring charge of $139 million related to this strategy. This charge was comprised of $102 million for severance costs and $37 million primarily for asset write-offs and expense related to the closing of offices. In 2011, we recorded a recovery of $15 million associated with the global location strategy.

Severance payments related to these positions are primarily paid over the salary continuance period in accordance with the separation plan.

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2011.

Global location strategy 2009 – restructuring charge reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Utilization	-	(23)	(23)
Balance at Dec. 31, 2009	102	14	116
Additional charges	29	6	35
Utilization	(50)	(1)	(51)
Balance at Dec. 31, 2010	$81	$19	$100
Additional (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	$27	$11	$38

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2011	2010	2009
Investment Management	$-	$15	$40	$55
Investment Services	(18)	26	68	76
Other segment (including Business Partners)	3	(6)	31	28
Total restructuring charge	$(15)	$35	$139	$159

Workforce reduction program

In the fourth quarter of 2008, we announced that, due to weakness in the global economy, we would reduce our workforce by an estimated 1,800 positions, and as a result, recorded a pre-tax restructuring charge of $181 million. In 2011, we recorded a recovery of $3 million associated with this workforce reduction program.

We completed this program in 2010. At Dec. 31, 2011, severance payments related to positions covered by this program were substantially completed.

The following table presents the activity in the restructuring reserve related to the workforce reduction program through Dec. 31, 2011.

Workforce reduction program 2008 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$166	$15	$181
Additional charges	4	7	11
Utilization	(105)	(22)	(127)
Balance at Dec. 31, 2009	$65	$-	$65
Additional (recovery)	(7)	-	(7)
Utilization	(42)	-	(42)
Balance at Dec. 31, 2010	$16	$-	$16
Additional (recovery)	(3)	-	(3)
Utilization	(13)	-	(13)
Balance at Dec. 31, 2011	$-	$-	$-

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Workforce reduction program 2008 – restructuring charge (recovery) by business
(in millions)	2011	2010	2009	Total charges since inception
Investment Management	$(1)	$(5)	$9	$80
Investment Services	(2)	(2)	(2)	54
Other (including Business Partners)	-	-	4	48
Total restructuring charge	$(3)	$(7)	$11	$182

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 13—Income taxes

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Current taxes (benefits):
Federal	$691	$(670)	$289
Foreign	317	408	185
State and local	28	110	101
Total current tax expense (benefit)	1,036	(152)	575
Deferred taxes:
Federal	(34)	1,278	(1,676)
Foreign	(16)	(75)	-
State and local	62	(4)	(294)
Total deferred tax expense (benefit)	12	1,199	(1,970)
Provision (benefit) for income taxes	$1,048	$1,047	$(1,395)
(a)	Based on continuing operations for 2010 and 2009.

The components of income (loss) before taxes are as follows:

Components of income (loss) before taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Domestic	$2,336	$2,363	$(3,022)
Foreign	1,281	1,331	814
Income (loss) before taxes	$3,617	$3,694	$(2,208)
(a)	Based on continuing operations for 2010 and 2009.

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2011	2010
Depreciation and amortization	$2,599	$2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$2,556	$2,597

As of Dec. 31, 2011, we have net operating loss carryforwards for state and local income tax purposes of $1.6 billion which will expire in 2029. We have a German net operating loss carryforward of $110 million with an indefinite life. In addition, we have alternative minimum tax credit carryforwards of $45 million with an indefinite life. We have not recorded a valuation allowance because we expect to realize our deferred tax assets including these carryovers.

As of Dec. 31, 2011, we had approximately $3.5 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no provision has been recorded for income tax that would occur if repatriated. It is not practicable at this time to determine the income tax liability that would result upon repatriation of these earnings.

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate applicable to income from continuing operations.

	0000	0000	0000
Effective tax rate	Year ended Dec. 31,
	2011	2010	2009
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	2.4	4.5
Credit for low-income housing investments	(1.9)	(1.8)	2.6
Tax-exempt income	(2.6)	(2.3)	2.9
Foreign operations	(3.2)	(5.2)	3.5
Tax settlements	-	-	4.0
Tax loss on mortgages	-	-	10.8
Other – net	0.1	0.2	(0.1)
Effective rate	29.0%	28.3%	63.2%

	000000	000000	000000
Unrecognized tax positions
(in millions)	2011	2010	2009
Beginning balance at Jan. 1, – gross	$289	$335	$189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, – gross	$250	$289	$335

Our total tax reserves as of Dec. 31, 2011 were $250 million compared with $289 million at Dec. 31, 2010. If these tax reserves were unnecessary, $250 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2011 is accrued interest, where applicable, of $59 million. The additional tax expense related to interest for the year ended Dec. 31, 2011 was $31 million compared with $9 million for the year ended Dec. 31, 2010.

As previously disclosed, on Nov. 10, 2009 BNY Mellon filed a petition with the U.S. Tax Court challenging the IRS’ disallowance of certain foreign tax credits claimed for the 2001 and 2002 tax years. The aggregate tax for all of the years in question is approximately $900 million, including interest. A trial is currently scheduled for April 16, 2012. See Note 24 of the Notes to Consolidated Financial Statements for additional information. BNY Mellon continues to believe the tax treatment of the transaction was consistent with statutory and judicial authority existing at the time of the transaction. However, if there is a decision by the courts in similar litigation with unrelated taxpayers before the BNY Mellon matter is decided and that decision adopts the Government’s expansive view of economic substance for disallowing foreign tax credits, BNY Mellon may be required to re-evaluate its uncertain tax position with respect to this matter. If a re-evaluation is required, it is reasonably possible that the total reserve for uncertain tax positions, pursuant to ASC 740 (FASB Interpretation 48), could increase within the next 12 months by a net amount up to $850 million.

Our federal consolidated income tax returns are closed to examination through 2002. Our New York State and New York City return examinations have been completed through 2008. Our United Kingdom income tax returns are closed through 2008.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt

Note 14—Long-term debt

Long-term debt	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.50-6.92%	2012-2021	$12,367	2.50-6.92%	$9,354
Floating rate	0.35-1.40%	2012-2038	2,679	0.10-0.57%	1,475
Subordinated debt (a)	4.75-7.50%	2012-2033	3,201	4.40-7.50%	4,037
Junior subordinated debentures (a)	5.95-7.78%	2026-2043	1,686	5.95-7.78%	1,651
Total			$19,933		$16,517
(a)	Fixed rate.

Total long-term debt that matures during the next five years for BNY Mellon is as follows: 2012 – $3.45 billion, 2013 – $1.61 billion, 2014 – $4.36 billion, 2015 – $1.90 billion and 2016 – $1.85 billion. At Dec. 31, 2011, subordinated debt aggregating $249 million will be redeemable at our option as follows: 2012 – $142 million, and 2013 – $107 million.

Junior subordinated debentures

Wholly owned subsidiaries of BNY Mellon (the “Trusts”) have issued cumulative Company-Obligated Mandatory Redeemable Trust Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures (“trust preferred securities”). The sole assets of each trust are junior subordinated deferrable interest debentures of BNY Mellon whose maturities and interest rates match the trust preferred securities. Our obligations under the agreements that relate to the trust preferred securities, the Trusts and the debentures constitute a full and unconditional guarantee by us of the Trusts’ obligations under the trust preferred securities. The assets for Mellon Capital IV are currently (i) our remarketable 6.044% junior subordinated notes due 2043, and (ii) interests in stock purchase contracts between Mellon Capital IV and us. On June 20, 2012, the “stock purchase date,” as defined in the prospectus supplement for the trust preferred securities of Mellon Capital IV, the sole assets of the trust will become shares of a series of our non-cumulative perpetual preferred stock.

The following table sets forth a summary of the Trust Preferred Securities issued by the Trusts as of Dec. 31, 2011:

Trust Preferred Securities at Dec. 31, 2011 (dollar amounts in millions)	Amount	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88	206	2028	2004	Par
BNY Capital V	350	5.95	361	2033	2008	Par
MEL Capital III (c)	309	6.37	300	2036	2016	Par
MEL Capital IV	500	6.24	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

We have the option to shorten the maturity of BNY Capital IV to 2013 or extend the maturity to 2047. The BNY Capital Trust Preferred Securities have been converted to floating rate via interest rate swaps.

Securitizations and variable interest entities	12 Months Ended
Dec. 31, 2011
Securitizations and variable interest entities

Note 15—Securitizations and variable interest entities

Variable Interest Entities

Accounting guidance on the consolidation of VIEs is included in ASC 810, Consolidation, and ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.”

Effective Jan. 1, 2010, the FASB approved ASU 2010-10 “Amendments for Certain Investment Funds,” which defers the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

Accounting guidance on the consolidation of VIEs applies to certain entities in which the equity investors:

·	do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or
·	lack one or more of the following characteristics of a controlling financial interest:
·	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
·	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
·	The obligation to absorb the expected losses of the entity.
·	The right to receive the expected residual returns of the entity.

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810.

BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the variable interests’ expected losses, receives a majority of its expected residual returns or both.

The primary beneficiary calculations include estimates of ranges and probabilities of losses and returns from the funds. The calculated expected gains and expected losses are allocated to the variable interest holders of the funds, which are generally the fund’s investors and which may include BNY Mellon, in order to determine which entity is required to consolidate the VIE, if any.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered QSPEs, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The primary beneficiary of these VIEs is the entity whose variable interests provide it with a controlling financial interest, which includes the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE.

In order to determine if it has a controlling financial interest in these VIEs, BNY Mellon assesses the VIE’s purpose and design along with the risks it was designed to create and pass through to its variable interest holders. We also assess our involvement in the VIE and the involvement of any other variable interest holders in the VIE.

Generally, as the sponsor and the manager of its VIEs, BNY Mellon has the power to control the activities that significantly impact the VIE’s economic performance. Both a qualitative and quantitative analysis of BNY Mellon’s variable interests are performed to determine if BNY Mellon has the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE. The analyses included assessments related to the expected performance of the VIEs and its related impact on BNY Mellon’s seed capital, management fees or residual interests in the VIEs. We also assess any potential impact the VIE’s expected performance has on our performance fees.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2011 and Dec. 31, 2010, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2010
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$483	$483
Trading assets	14,121	-	14,121
Other assets	645	-	645
Total assets	$14,766	$483	$15,249
Trading liabilities	13,561	-	13,561
Other liabilities	2	386	388
Total liabilities	$13,563	$386	$13,949
Non-redeemable noncontrolling interests	$699	$-	$699

BNY Mellon voluntarily provided capital support agreements to certain VIEs (see below). With the exception of these agreements, we are not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2011 and Dec. 31, 2010, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Non-consolidated VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$24	$-	$24
Other	34	-	34
Total	$58	$-	$58

The maximum loss exposure indicated in the above tables relate solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.

Credit supported VIEs

BNY Mellon voluntarily provided limited credit support to certain money market, collective, commingled and separate account funds (the “Funds”). Entering into such support agreements represents an event under ASC 810, and is subject to its interpretations.

In analyzing the Funds for which credit support was provided, it was determined that interest rate risk and credit risk are the two main risks that the Funds are designed to create and pass through to their investors. Accordingly, interest rate and credit risk were analyzed to determine if BNY Mellon was the primary beneficiary of each of the Funds.

BNY Mellon’s analysis of the credit risk variability and interest rate risk variability associated with the supported Funds resulted in BNY Mellon not being the primary beneficiary and therefore the Funds were not consolidated.

The tables below show the financial statement items related to non-consolidated VIEs to which we have provided credit support agreements at Dec. 31, 2011 and Dec. 31, 2010.

Credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$-

Credit supported VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$13

Consolidated credit supported VIEs

Certain funds have been created solely with securities that are subject to credit support agreements where we have agreed to absorb the majority of loss. Accordingly, these funds have been consolidated into BNY Mellon and have affected the following financial statement items at Dec. 31, 2011 and Dec. 31, 2010.

Consolidated credit supported VIEs at Dec. 31, 2011
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Consolidated credit supported VIEs at Dec. 31, 2010
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$53	$-	$53
Other	-	126	51
Total	$53	$126	$104

The maximum loss exposure shown above for the credit support agreements provided to BNY Mellon’s VIEs primarily reflects a complete loss on the Lehman Brothers Holdings Inc. securities for BNY Mellon’s clients that accepted our offer of support. As of Dec. 31, 2011, BNY Mellon recorded $22 million in liabilities related to its VIEs for which credit support agreements were provided.

Shareholders' equity	12 Months Ended
Dec. 31, 2011
Shareholders' equity

Note 16—Shareholders’ equity

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share, 100 million authorized shares of preferred stock with a par value of $0.01 per share. At Dec. 31, 2011, 1,209,674,607 shares of common stock were outstanding. There were no shares of preferred stock outstanding at Dec. 31, 2011.

Temporary equity

Temporary equity was $114 million at Dec. 31, 2011 and $92 million at Dec. 31, 2010. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.

Troubled Asset Relief Program

In 2008, BNY Mellon issued and sold to the U.S. Treasury $3 billion of preferred stock and a warrant to purchase shares of common stock in accordance with the terms of the Troubled Asset Relief Program Capital Purchase Program.

In 2009, BNY Mellon repurchased the Series B preferred stock for its $3 billion liquidation value. BNY Mellon recorded an after-tax redemption charge of $196.5 million in 2009, representing the difference between the amortized cost of the Series B preferred stock and the repurchase price.

Also in 2009, BNY Mellon repurchased for $136 million the warrant for 14,516,129 shares of our common stock.

Common stock repurchase program

On Dec. 18, 2007, the Board of Directors of BNY Mellon authorized the repurchase of up to 35 million shares of common stock. On March 22, 2011, the Board of Directors of BNY Mellon authorized the repurchase of up to an additional 13 million shares of common stock. In 2011, we repurchased 34.8 million shares in the open market, at an average price of $24.00 per share for a total of $835 million. At Dec. 31, 2011, 12.0 million common shares were available for repurchase under the program. There is no expiration date on the share repurchase authorizations.

Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as well capitalized.

As of Dec. 31, 2011 and 2010, BNY Mellon and our bank subsidiaries were considered well capitalized on the basis of the Basel I Total and Tier 1 capital to risk-weighted assets ratios and the leverage ratio (Basel I Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2011	2010
Consolidated capital ratios:
Tier 1	15.0%	13.4%
Total capital	17.0	16.3
Leverage	5.2	5.8
The Bank of New York Mellon capital ratios:
Tier 1	14.3%	11.4%
Total capital	17.7	15.3
Leverage	5.3	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

If a financial holding company such as BNY Mellon fails to qualify as well capitalized, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized,” it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as adequately capitalized, regulatory sanctions and limitations are imposed. At Dec. 31, 2011, the amounts of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceed the well capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2011
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$9,254	$7,241
Total capital	7,208	6,708
Leverage	565	618

The following table presents the components of our Basel I Tier 1 and total risk-based capital at Dec. 31, 2011 and 2010.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2011	2010 (b)
Tier 1 capital:
Common shareholders’ equity	$33,417	$32,354
Trust preferred securities	1,659	1,676
Adjustments for:
Goodwill and other intangibles (c)	(20,630)	(21,297)
Pensions/cash flow hedges	1,426	1,053
Securities valuation allowance	(450)	(170)
Merchant banking investments	(33)	(19)
Total Tier 1 capital	15,389	13,597
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	5
Qualifying subordinated debt	1,545	2,381
Qualifying allowance for credit losses	497	571
Total Tier 2 capital	2,044	2,957
Total risk-based capital	$17,433	$16,554
Total risk-weighted assets	$102,255	$101,407
Average assets for leverage capital purposes	$296,484	$235,905
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Includes discontinued operations.
(c)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.

Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income (loss)

Note 17—Accumulated other comprehensive income (loss)

(dollars in millions)	Foreign currency translation		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges (a)	Total accumulated unrealized gain (loss)
			Pensions	Other post- retirement benefits
2008 ending balance, net of tax (expense) benefit	$(363)		$(956)	$(66)	$(4,053)	$37	$(5,401)
Adjustments for the cumulative effect of applying ASC 320, net of taxes of $-, $-, $-, $470, $-, $470	-		-	-	(676)	-	(676)
Adjusted balance at Jan. 1, 2009	(363)		(956)	(66)	(4,729)	37	(6,077)
Change in 2009, net of tax (expense) benefit of $(82), $14, $(34), $(489), $(1), $(592)	227		(46)	(1)	762	(16)	926
Reclassification adjustment, net of tax (expense) benefit $-, $-, $-, $(2,022), $-, $(2,022)	-		-	-	3,348	(32)	3,316
2009 total unrealized gain (loss)	227		(46)	(1)	4,110	(48)	4,242
2009 ending balance, net of tax (expense) benefit	$(136)		$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-		-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)		(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010, net of tax (expense) benefit of $(68), $15, $(3), $(469), $-, $(525)	(319)		9	12	747	12	461
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $12, $2, $14	(18	) (b)	-	-	18 (b)	(5)	(5)
2010 total unrealized gain (loss)	(337)		9	12	765	7	456
2010 ending balance, net of tax (expense) benefit	$(473)		$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011, net of tax (expense) benefit of $(11), $230, $24, $(177), $(2), $64	(178)		(336)	(41)	306	3	(246)
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $22, $2, $24	-		-	-	(26)	-	(26)
2011 total unrealized gain (loss)	(178)		(336)	(41)	280	3	(272)
2011 ending balance, net of tax (expense) benefit	$(651)		$(1,329)	$(96)	$450	$(1)	$(1,627)
(a)	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.
(b)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income.

Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation

Note 18—Stock-based compensation

Our Long-Term Incentive Plans provide for the issuance of stock options, restricted stock, restricted stock units (“RSUs”) and other stock-based awards to employees of BNY Mellon. At Dec. 31, 2011, under the Long-Term Incentive Plan approved in April 2011, we may issue 50,858,398 new options. Of this amount, 28,528,609 shares may be issued as restricted stock or RSUs. Stock-based compensation expense related to retirement eligibility vesting totaled $31 million in 2011, $25 million in 2010, and $16 million in 2009.

Stock options

Our Long-Term Incentive Plans provide for the issuance of stock options at fair market value at the date of grant to officers and employees of BNY Mellon. Generally, each option granted is exercisable between one and ten years from the date of grant.

The compensation cost that has been charged against income was $96 million for 2011, $87 million for 2010 and $86 million for 2009. The total income tax benefit recognized in the income statement was $40 million for 2011, $35 million for 2010 and $35 million for 2009.

We used a lattice-based binomial method to calculate the fair value on the date of grant. The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2011	2010	2009
Dividend yield	2.2%	2.2%	3.1%
Expected volatility	32	32	34
Risk-free interest rate	2.75	2.94	2.22
Expected option lives (in years)	6.7	6.6	5.9

For 2011, 2010 and 2009, assumptions were determined as follows:

·	Expected volatilities are based on implied volatilities from traded options on our stock, historical volatility of our stock, and other factors.
·	We use historical data to estimate option exercises and employee terminations within the valuation model.
·	The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant.
·	The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

A summary of the status of our options as of Dec. 31, 2011, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2010	92,540,471	$35.21
Granted	8,739,395	29.98
Exercised	(809,287)	21.11
Canceled	(13,667,087)	44.73
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Vested and expected to vest at Dec. 31, 2011	86,150,188	33.35	5.2
Exercisable at Dec. 31, 2011	60,158,853	35.21	4.0

Stock options outstanding at Dec. 31, 2011
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2011	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2011	Weighted- average exercise price
$ 18 to 31	43,343,651	6.5	$26.05	20,108,983	$24.96
31 to 41	22,879,675	3.8	37.03	22,004,630	36.93
41 to 51	20,580,166	3.9	44.51	18,045,240	44.52
$ 18 to 51	86,803,492	5.2	$33.32	60,158,853	$35.21
(a)	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.

Aggregate intrinsic value of options (in millions)	2011	2010	2009
Outstanding at Dec. 31,	$22	$193	$167
Exercisable at Dec. 31,	$11	$77	$26

The weighted-average fair value of options at grant date was $8.47 in 2011, $8.38 in 2010 and $4.59 in 2009.

The total intrinsic value of options exercised was $7 million in 2011, $12 million in 2010 and $3 million in 2009.

As of Dec. 31, 2011, $110 million of total unrecognized compensation cost related to nonvested options is expected to be recognized over a weighted-average period of 1.6 years.

Cash received from option exercises totaled $18 million in 2011, $31 million in 2010 and $16 million in 2009. The actual tax benefit realized for the tax deductions from options exercised totaled $2 million in 2011, $1 million in 2010 and $4 million in 2009.

Restricted stock, restricted stock units (“RSU”) and Total Shareholder Return (“TSR”) awards

Restricted stock and RSUs are granted under our Long-Term Incentive Plans at no cost to the recipient.

These awards are subject to forfeiture until certain restrictions have lapsed, including continued employment, for a specified period. The recipient of a share of restricted stock is entitled to voting rights and generally is entitled to dividends on the common stock. An RSU entitles the recipient to receive a share of common stock after the applicable restrictions lapse. The recipient generally is entitled to receive cash payments equivalent to any dividends paid on the underlying common stock during the period the RSU is outstanding but does not receive voting rights.

The fair value of restricted stock and RSUs is equal to the fair market value of our common stock on the date of grant. The expense is recognized over the vesting period, which is generally three years. The total compensation expense recognized for restricted stock, RSUs and TSRs was $134 million in 2011, $119 million in 2010 and $124 million in 2009. The total income tax benefit recognized in the income statement was $52 million for 2011, $46 million for 2010 and $48 million for 2009.

In March 2008, BNY Mellon granted TSR awards. Under the terms of the TSR Performance share awards, a target award comprised of restricted stock was granted to an employee at the beginning of the three-year performance period beginning on Jan. 1, 2008 through Dec. 31, 2010. BNY Mellon’s actual TSR for the performance period is compared to the results of a peer group (weighted two-thirds) and an S&P 500 Financial Services Index (weighted one-third). Based on the final calculations, 76% of the target awards (150,038 shares of the target number of performance shares) were earned and released to the participants. The remaining shares that were not earned were forfeited. As of Dec. 31, 2011, there were no TSR awards outstanding.

In 2011, 817,698 of RSUs were granted to members of BNY Mellon’s Executive Committee which contained certain performance criteria that were achieved in 2011. The actual number of units that vest is subject to negative discretion by BNY Mellon’s Human Resources and Compensation Committee. As a result, these shares are subject to variable accounting.

The following table summarizes our nonvested restricted stock, RSU and TSR activity for 2011.

Nonvested restricted stock, RSUs and TSRs activity	Number of shares	Weighted- average fair value
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	11,319,776	$29.96
Granted	5,828,098	29.79
Vested	(3,530,607)	39.91
Forfeited	(483,809)	33.79
Nonvested restricted stock and RSUs at Dec. 31, 2011 (a)	13,133,458	$26.44
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2011 of $19.91.

As of Dec. 31, 2011, $143 million of total unrecognized compensation costs related to nonvested restricted stock and RSUs is expected to be recognized over a weighted-average period of 1.4 years.

The total fair value of restricted stock, RSUs and TSRs that vested was $100 million in 2011, $96 million in 2010 and $72 million in 2009.

Subsidiary Long-Term Incentive plans

BNY Mellon also has several subsidiary Long-Term Incentive Plans which have issued restricted subsidiary shares to certain employees. These share awards are subject to forfeiture until certain restrictions have lapsed, including continued employment for a specified period of time. The shares are non-voting and non-dividend paying. Once the restrictions lapse, which generally occurs in three to five years, the shares can only be sold, at the option of the employee, to BNY Mellon at a price based generally on the fair value of the subsidiary at the time of repurchase. In certain instances BNY Mellon has an election to call the shares.

Employee benefit plans	12 Months Ended
Dec. 31, 2011
Employee benefit plans

Note 19—Employee benefit plans

BNY Mellon has defined benefit and defined contribution retirement plans covering substantially all full-time and eligible part-time employees and other post-retirement plans providing healthcare benefits for certain retired employees.

Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.71%	4.97%	5.29%	4.75%	5.71%	5.00%	5.40%
Rate of compensation increase	3.00	3.50	3.57	4.47	3.00	3.50	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,139)	$(2,835)	$(626)	$(555)	$(232)	$(242)	$(3)	$(3)
Service cost	(64)	(90)	(33)	(28)	(2)	(2)	-	-
Interest cost	(174)	(171)	(36)	(30)	(13)	(14)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	26	-	(3)	-	-	-	-
Actuarial gain (loss)	(397)	(224)	(5)	(28)	(67)	5	(1)	-
(Acquisitions) divestitures	-	-	-	(11)	-	-	-	-
Curtailments	(5)	-	-	-	-	-	-	-
Benefits paid	140	155	12	10	26	21	-	-
Foreign exchange adjustment	N/A	N/A	5	20	N/A	N/A	-	-
Benefit obligation at end of period	(3,639)	(3,139)	(684)	(626)	(288)	(232)	(4)	(3)
Change in fair value of plan assets
Fair value at beginning of period	3,628	3,331	611	540	71	66	-	-
Actual return on plan assets	26	427	30	70	2	5	-	-
Employer contributions	15	25	56	21	26	21	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	10	-	-	-	-
Benefit payments	(140)	(155)	(12)	(10)	(26)	(21)	-	-
Foreign exchange adjustment	N/A	N/A	(5)	(21)	N/A	N/A	-	-
Fair value at end of period	3,529	3,628	681	611	73	71	-	-
Funded status at end of period	$(110)	$489	$(3)	$(15)	$(215)	$(161)	$(4)	$(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,126	$1,582	$188	$177	$124	$56	$(2)	$(4)
Prior service cost (credit)	(78)	(94)	3	3	(3)	(4)	-	-
Net initial obligation (asset)	-	-	-	-	3	8	-	-
Total (before tax effects)	$2,048	$1,488	$191	$180	$124	$60	$(2)	$(4)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2011	2010	2009		2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,836	$3,861	$3,651		$624	$529	$459	$78	$76	$77	N/A	N/A	N/A
Discount rate	5.71%	6.21%	6.38%		5.29%	5.74%	6.18%	5.71%	6.21%	6.38%	5.40%	5.85%	6.25%
Expected rate of return on plan assets	7.50	8.00	8.00		6.38	6.69	6.40	7.50	8.00	8.00	N/A	N/A	N/A
Rate of compensation increase	3.50	3.50	3.50		4.47	4.64	4.11	3.50	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$64	$90	$96		$33	$28	$20	$2	$2	$2	$-	$-	$-
Interest cost	174	171	160		36	30	24	13	14	16	-	-	-
Expected return on assets	(282)	(303)	(295)		(43)	(37)	(32)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-		-	-	-	5	4	4	-	-	-
Prior service cost (credit)	(16)	(14)	(14)		-	-	-	(1)	-	-	-	-	-
Net actuarial (gain) loss	109	71	26		14	11	3	3	5	5	(1)	(1)	(1)
Settlement (gain) loss	-	-	5		-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	5	-	-		-	-	-	-	-	-	-	-	-
Other	-	-	(10)		(1)	-	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$54	$15	$(32	) (a)	$39	$32	$15	$16	$19	$21	$(1)	$(1)	$(1)
(a)	Includes discontinued operations.

Changes in other comprehensive (income) loss in 2011	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$653	$22	$71	$1
Recognition of prior years’ net gain (loss)	(109)	(14)	(3)	1
Prior service cost (credit) arising during period	-	-	-	-
Recognition of prior years’ service (cost) credit	16	-	1	-
Recognition of net initial (obligation) asset	-	-	(5)	-
Foreign exchange adjustment	N/A	3	-	-
Total recognized in other comprehensive (income) loss (before tax effects)	$560	$11	$64	$2

Amounts expected to be recognized in net periodic benefit cost (income) in 2012 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$167	$12	$9	$-
Prior service cost recognition	(16)	-	-	-
Net initial obligation (asset) recognition	-	-	3	-

	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Pension benefits:
Prepaid benefit cost	$103	$680	$41	$52
Accrued benefit cost	(213)	(191)	(44)	(67)
Total pension benefits	$(110)	$489	$(3)	$(15)
Healthcare benefits:
Accrued benefit cost	$(215)	$(161)	$(4)	$(3)
Total healthcare benefits	$(215)	$(161)	$(4)	$(3)

The accumulated benefit obligation for all defined benefit plans was $4.1 billion at Dec. 31, 2011 and $3.6 billion at Dec. 31, 2010.

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Projected benefit obligation	$234	$212	$35	$32
Accumulated benefit obligation	233	211	29	26
Fair value of plan assets	20	21	3	2

For information on pension assumptions see the “Critical accounting estimates” section.

Assumed healthcare cost trend—Domestic post- retirement healthcare benefits

The assumed healthcare cost trend rate used in determining benefit expense for 2012 is 8.00% decreasing to 4.75% in 2022. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product (“GNP”) growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the growth rate assumed in 2022 bears a reasonable relationship to the discount rate.

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by $21.0 million, or 8%, and the sum of the service and interest costs by $0.8 million, or 9%. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by $18.1 million, or 7%, and the sum of the service and interest costs by $0.7 million, or 8%.

Assumed healthcare cost trend—Foreign post-retirement healthcare benefits

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million.

Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plan, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2011 and 2010:

Asset allocations	Domestic		Foreign
	2011	2010	2011	2010
Equities	52%	57%	64%	55%
Fixed income	38	33	29	28
Private equities	3	3	-	-
Alternative investment	6	6	3	9
Real estate	-	-	3	3
Cash	1	1	1	5
Total pension benefits	100%	100%	100%	100%

We held no BNY Mellon Corporation stock in our pension plans at Dec. 31, 2010 and 2011. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2012 of $18 million for the domestic plans and $26 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2012 of $24 million for the domestic plans and less than $1 million for the foreign plans.

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2012	$177	$9
2013	183	11
2014	197	11
2015	213	13
2016	233	17
2017-2021	1,256	101
Total pension benefits	$2,259	$162
Healthcare benefits:
Year 2012	$24	$-
2013	24	-
2014	24	-
2015	24	-
2016	25	-
2017-2021	119	1
Total healthcare benefits	$240	$1

Effective Jan. 1, 2011, the U.S. pension plan was amended to reduce benefits earned by participants for service after 2010, and to freeze plan participation such that no new employees will enter the plan after Dec. 31, 2010.

Fair value measurement of plan assets

In accordance with ASC 715, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820 which is detailed in Note 22 of the Notes to Consolidated Financial Statements.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock and exchange traded funds

These types of securities are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency.

Venture capital investments and partnership interests

There are no readily available market quotations for these funds. The fair value of the investments is based on the Plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The Plan’s venture capital investments and partnership interests are valued at NAV as a practical expedient for fair value.

Collective trust funds

There are no readily available market quotations for these funds. The fair value of the fund is based on the securities in the portfolio, which typically is the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are either valued on a daily or monthly basis.

Corporate debt and U.S. and sovereign government obligations

Certain corporate debt and government obligations are valued at the closing price reported in the active market in which the bonds are traded. Other corporate debt and government obligations are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

U.S. Treasury securities

Treasury securities are valued at the closing price reported in the active market in which the individual security is traded.

Funds of funds

There are no readily available market quotations for these funds. The fair value of the fund is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. For securities that are readily valued, fair value is the closing price at the end of the period. These funds are valued on a monthly basis.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2011 and Dec. 31, 2010, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,070	$-	$1,070
Common and preferred stock	893	-	-	893
Corporate debt obligations	-	792	-	792
U.S. and sovereign government obligations	385	83	-	468
Funds of funds	-	-	128	128
Venture capital and partnership interests	-	-	121	121
Exchange traded funds	57	-	-	57
Total domestic plan assets, at fair value	$1,335	$1,945	$249	$3,529

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,181	$-	$1,181
Common and preferred stock	938	-	-	938
Corporate debt obligations	-	777	-	777
U.S. and sovereign government obligations	271	209	-	480
Funds of funds	-	-	134	134
Venture capital and partnership interests	-	-	115	115
Exchange traded funds	3	-	-	3
Total domestic plan assets, at fair value	$1,212	$2,167	$249	$3,628

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$234	$126	$-	$360
Sovereign/government obligation funds	57	46	-	103
Corporate debt funds	-	67	14	81
Cash and currency	26	-	-	26
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$317	$239	$55	$611

Changes in Level 3 fair value measurements

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses):
Included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$2	$8	$10

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$1	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Changes in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$110	$8	$(3)	$-	$115	$2
Funds of funds	121	5	8	-	134	2
Total plan assets at fair value	$231	$13	$5	$-	$249	$4

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Change in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$36	$5	$-	$-	$41	$5
Corporate debt funds	13	1	-	-	14	1
Total plan assets at fair value	$49	$6	$-	$-	$55	$6

Venture capital and partnership interests and funds of funds valued using net asset value per share

At Dec. 31, 2011, BNY Mellon had pension and post-retirement plan assets invested in venture capital and partnership interests and funds of funds valued using net asset value. The fund of funds investments are redeemable at net asset value under agreements with the fund of funds managers.

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Defined contribution plans

We have an Employee Stock Ownership Plan (“ESOP”) covering certain domestic full-time employees with more than one year of service. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

Contributions are made equal to required principal and interest payments on borrowings by the ESOP. At Dec. 31, 2011 and Dec. 31, 2010, the ESOP owned 7.1 million and 7.4 million shares of our stock, respectively. The fair value of total ESOP assets was $146 million and $228 million at Dec. 31, 2011 and Dec. 31, 2010, respectively. There were no contributions and no ESOP related expense in 2011, 2010 or 2009.

We have defined contribution plans, excluding the ESOP, for which we recognized a cost of $182 million in 2011, $163 million in 2010 and $163 million in 2009.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make certain fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans other than with respect to plan sponsor decisions, and (ii) select and monitor any internally managed investments (active or passive, including mutual funds) of BNY Mellon or its affiliates to be offered to participants as investment options under the Plan.

Company financial information	12 Months Ended
Dec. 31, 2011
Company financial information

Note 20—Company financial information

Our bank subsidiaries are subject to dividend limitations under the Federal Reserve Act, as well as national and state banking laws. Under these statutes, prior regulatory consent is required for dividends in any year that would exceed the bank’s net profits for such year combined with retained net profits for the prior two years. Additionally, such bank subsidiaries may not declare dividends in excess of net profits on hand, as defined, after deducting the amount by which the principal amount of all loans, on which interest is past due for a period of six months or more, exceeds the allowance for credit losses. The Bank of New York Mellon, which is a New York state chartered bank, is also prohibited from paying dividends in excess of net profits.

The payment of dividends also is limited by minimum capital requirements imposed on banks. As of Dec. 31, 2011, BNY Mellon’s bank subsidiaries exceeded these minimum requirements.

Our bank subsidiaries can declare dividends to the Parent of approximately $1.4 billion, subsequent to Dec. 31, 2011 without the need for a regulatory waiver. In addition, at Dec. 31, 2011, non-bank subsidiaries of the Parent had liquid assets of approximately $1.4 billion.

The bank subsidiaries declared dividends of $156 million in 2011, $239 million in 2010 and $659 million in 2009. The Federal Reserve Board and the OCC have issued additional guidelines that require bank holding companies and national banks to continually evaluate the level of cash dividends in relation to their respective operating income, capital needs, asset quality and overall financial condition.

The Federal Reserve Board policy with respect to the payment of cash dividends by bank holding companies provides that, as a matter of prudent banking, a bank holding company should not maintain a rate of cash dividends unless its net income available to common shareholders has been sufficient to fully fund the dividends, and the prospective rate of earnings retention appears to be consistent with the holding company’s capital needs, asset quality and overall financial condition. The Federal Reserve Board can also prohibit a dividend if payment would constitute an unsafe or unsound banking practice. Any increase in BNY Mellon’s ongoing quarterly dividends would require approval from the Federal Reserve. The Federal Reserve’s current guidance provides that, for large bank holding companies like us, dividend payout ratios exceeding 30% of projected after-tax net income will receive particularly close scrutiny.

On Nov. 22, 2011, the Federal Reserve issued a final rule requiring U.S. bank holding companies with total consolidated assets of $50 billion or more, like BNY Mellon, to submit annual capital plans for review. The Federal Reserve will evaluate the bank holding companies’ capital adequacy, internal capital adequacy assessment processes, and their plans to make capital distributions, such as dividend payments or stock repurchases.

BNY Mellon’s capital plan was filed with the Federal Reserve on Jan. 9, 2012. The comprehensive capital plan, which was prepared using Basel I capital guidelines, included internally developed baseline and stress projections as well as supervisory baseline and stress projections using macroeconomic assumptions provided by the Federal Reserve. We also provided the Federal Reserve with projections covering the time period it will take the Company to fully comply with Basel III capital guidelines, including the 7% Tier 1 common equity, 8.5% Tier 1 capital, and 3% leverage ratios.

The Federal Reserve is expected to provide an initial response to the capital plan and proposed capital actions, such as dividend payments and share repurchases, no later than March 15, 2012 and more general feedback on the comprehensive capital plan and capital adequacy processes by April 30, 2012.

To address capital actions planned for prior to March 15, 2012, the bank holding companies were given the opportunity to review and confirm in December 2011 that the Federal Reserve had no objection to such actions.

The Federal Reserve Act limits and requires collateral for extensions of credit by our insured subsidiary banks to BNY Mellon and certain of its non-bank affiliates. Also, there are restrictions on the amounts of investments by such banks in stock and other securities of BNY Mellon and such affiliates, and restrictions on the acceptance of their securities as collateral for loans by such banks. Extensions of credit by the banks to each of our affiliates are limited to 10% of such bank’s regulatory capital, and in the aggregate for BNY Mellon and all such affiliates to 20%, and collateral must be between 100% and 130% of the amount of the credit, depending on the type of collateral.

Our insured subsidiary banks are required to maintain reserve balances with Federal Reserve Banks under the Federal Reserve Act and Regulation D. Required balances averaged $4.3 billion and $2.2 billion for the years 2011 and 2010, respectively.

In the event of impairment of the capital stock of one of the Parent’s national banks or The Bank of New York Mellon, the Parent, as the banks’ stockholder, could be required to pay such deficiency.

The Parent guarantees the debt issued by Mellon Funding Corporation, a wholly-owned financing subsidiary of the Company. The Parent also guarantees committed and uncommitted lines of credit of Pershing LLC and Pershing Limited subsidiaries. The Parent guarantees described above are full and unconditional and contain the standard provisions relating to parent guarantees of subsidiary debt. Additionally, the Parent guarantees or indemnifies obligations of its consolidated subsidiaries as needed. Generally there are no stated notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. As a result, we are unable to develop an estimate of the maximum payout under these indemnifications. However, we believe the possibility is remote that we will have to make any material payment under these guarantees and indemnifications.

The Parent’s condensed financial statements are as follows:

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Dividends from bank subsidiaries	$120	$200	$611
Dividends from nonbank subsidiaries	54	74	176
Interest revenue from bank subsidiaries	211	211	228
Interest revenue from nonbank subsidiaries	130	131	146
Gain (loss) on securities held for sale	17	5	(2)
Other revenue	51	73	81
Total revenue	583	694	1,240
Interest (including $13, $14 and $23 to subsidiaries)	282	285	366
Other expense	138	221	338
Total expense	420	506	704
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	163	188	536
Provision (benefit) for income taxes	66	(465)	(357)
Equity in undistributed net income (loss):
Bank subsidiaries	1,781	1,630	(2,271)
Nonbank subsidiaries	638	235	294
Net income (loss)	2,516	2,518	(1,084)
Redemption charge and preferred dividends	-	-	(283)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	$2,516	$2,518	$(1,367)
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet—The Bank of

New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2011	2010
Assets:
Cash and due from banks	$4,884	$3,452
Securities	188	219
Loans—net of allowance	20	52
Investment in and advances to subsidiaries and associated companies:
Banks	29,169	26,349
Other	20,930	20,578
Subtotal	50,099	46,927
Corporate-owned life insurance	666	650
Other assets	3,009	3,014
Total assets	$58,866	$54,314
Liabilities:
Deferred compensation	$492	$497
Commercial paper	10	10
Affiliate borrowings	3,407	3,344
Other liabilities	2,735	2,682
Long-term debt	18,805	15,427
Total liabilities	25,449	21,960
Shareholders’ equity	33,417	32,354
Total liabilities and shareholders’ equity	$58,866	$54,314

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Operating activities:
Net income (loss)	$2,516	$2,518	$(1,084)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	14	13
Equity in undistributed net (income)/loss of subsidiaries	(2,419)	(1,865)	1,977
Change in accrued interest receivable	(22)	2	(41)
Change in accrued interest payable	11	2	(1)
Change in taxes payable (a)	168	(321)	(482)
Other, net	(80)	179	(455)
Net cash provided by/(used in) operating activities	187	529	(73)
Investing activities:
Purchases of securities	(50)	(5)	(9)
Proceeds from sales of securities	101	43	129
Change in loans	32	61	110
Acquisitions of, investments in, and advances to subsidiaries	(611)	(1,002)	(566)
Other, net	-	208	-
Net cash used in investing activities	(528)	(695)	(336)
Financing activities:
Net change in commercial paper	-	(2)	(4)
Proceeds from issuance of long-term debt	5,042	1,347	3,350
Repayments of long-term debt	(1,911)	(2,614)	(1,277)
Change in advances from subsidiaries	63	(10)	59
Issuance of common stock	43	728	1,387
Treasury stock acquired	(873)	(41)	(28)
Cash dividends paid	(593)	(440)	(673)
Series B preferred stock repurchased	-	-	(3,000)
Warrant repurchased	-	-	(136)
Tax benefit realized on share based payment awards	2	1	4
Net cash provided by/(used in) financing activities	1,773	(1,031)	(318)
Change in cash and due from banks	1,432	(1,197)	(727)
Cash and due from banks at beginning of year	3,452	4,649	5,376
Cash and due from banks at end of year	$4,884	$3,452	$4,649
Supplemental disclosures
Interest paid	$293	$284	$367
Income taxes paid	$212	$442 (b)	$1,013 (b)
Income taxes refunded	123	178 (b)	609 (b)
(a)	Includes payments received from subsidiaries for taxes of $501 million in 2011, $900 million in 2010, and $967 million in 2009.
(b)	Includes discontinued operations.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments

Note 21—Fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to the Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments, principally loans and interest-bearing deposits with banks. As a result, fair value determinations require significant subjective judgments regarding future cash flows. Other judgments would result in different fair values. Among the assumptions we used are discount rates ranging principally from 0.01% to 4.17% at Dec. 31, 2011, and 0.12% to 6.46% at Dec. 31, 2010. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

Note 22, “Fair value measurement” presents assets and liabilities measured at fair value by the three level valuation hierarchy established under ASC 820. Note 23, “Fair value option” presents the instruments for which fair value accounting was elected and the corresponding income statement impact of those instruments. A summary of the practices used for determining fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks, and federal funds sold and securities purchased under resale agreements

The fair value of interest-bearing deposits with the Federal Reserve and other central banks and federal funds sold and securities purchased under resale agreements is assumed to equal carrying value due to their short maturity.

Interest-bearing deposits with banks

The fair value of interest-bearing deposits with banks is based on discounted cash flows.

Securities, trading activities, and hedging derivatives

The fair value of securities and trading assets and liabilities is based on quoted market prices, dealer quotes, or pricing models. Fair value amounts for hedging derivatives, such as options, futures and forward rate contracts, commitments to purchase and sell foreign exchange, and foreign currency swaps, are similarly determined. The fair value of OTC interest rate swaps is the discounted value of projected future cash flows, adjusted for other factors including, but not limited to and if applicable, optionality and implied volatilities, as well as counterparty credit.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analyses, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. To determine the fair value of other types of loans, BNY Mellon uses discounted cash flows using current market rates.

Other financial assets

Other financial assets primarily include cash and due from banks, and corporate/bank-owned life insurance. The fair value of cash and due from banks is assumed to equal carrying value due to their short-term nature. The fair value of corporate/bank-owned life insurance is based on the insurance contract cash surrender value.

Deposits, federal funds purchased and securities sold under repurchase agreements, borrowings and long-term debt

The fair value of noninterest-bearing deposits, federal funds purchased and securities sold under repurchase agreements, and payables to customers and broker-dealers is assumed to be their carrying amount. The fair value of interest-bearing deposits, borrowings, and long-term debt is based upon current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues.

Summary of financial instruments
	Dec. 31, 2011		Dec. 31, 2010
(in millions)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$90,243	$90,243	$18,549	$18,549
Interest-bearing deposits with banks	36,321	36,382	50,200	50,253
Federal funds sold and securities purchased under resale agreements	4,510	4,510	5,169	5,169
Securities	84,665	84,802	68,950	68,504
Trading assets	7,861	7,861	6,276	6,276
Loans	40,976	41,186	34,163	34,241
Hedging derivatives:
Interest rate contracts	965	965	834	834
Foreign exchange contracts	635	635	2	2
Total hedging derivatives	1,600	1,600	836	836
Other financial assets	9,004	9,004	8,283	8,283
Total financial assets	275,180	275,588	192,426	192,111
Assets of discontinued operations	-	-	278	278
Assets of consolidated investment management funds – primarily trading	11,347	11,347	14,766	14,766
Non-financial assets	38,739		39,789
Total assets	$325,266		$247,259
Liabilities:
Noninterest-bearing deposits	$95,335	$95,335	$38,703	$38,703
Interest-bearing deposits	123,759	123,760	106,636	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	6,267	5,602	5,602
Trading liabilities	8,071	8,071	6,911	6,911
Payables to customers and broker-dealers	12,671	12,671	9,962	9,962
Borrowings	2,376	2,376	2,997	2,997
Long-term debt	19,933	20,459	16,517	17,120
Hedging derivatives:
Interest rate contracts	298	298	44	44
Foreign exchange contracts	21	21	116	116
Total hedging derivatives	319	319	160	160
Total financial liabilities	268,731	269,258	187,488	188,872
Liabilities of consolidated investment management funds – primarily trading	10,085	10,085	13,563	13,563
Non-financial liabilities	12,249		13,051
Total liabilities	$291,065		$214,102

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the estimated fair value (unrealized gain (loss)) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)
At Dec. 31, 2010:
Interest-bearing deposits with banks	$6,763	$6,763	$-	$-
Securities available-for-sale	2,170	2,168	51	(3)
Deposits	27	25	3	-
Long-term debt	12,540	11,774	780	(41)

Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement

Note 22—Fair value measurement

The guidance related to “Fair Value Measurement,” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counterparty credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities and U.S. Government securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and European floating rate notes.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as FDIC-insured debt and sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2011, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow, are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation rates are unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 25 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2011 and 2010, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2011.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-		$17,326
U.S. Government agencies	-	958	-	-		958
Sovereign debt	44	11,910	-	-		11,954
State and political subdivisions (b)	-	2,694	45	-		2,739
Agency RMBS	-	26,796	-	-		26,796
Alt-A RMBS	-	273	-	-		273
Prime RMBS	-	815	-	-		815
Subprime RMBS	-	418	-	-		418
Other RMBS	-	903	-	-		903
Commercial MBS	-	3,339	-	-		3,339
Asset-backed CLOs	-	1,444	-	-		1,444
Other asset-backed securities	-	532	-	-		532
Equity securities	9	21	-	-		30
Money market funds (b)	973	-	-	-		973
Other debt securities	-	4,360	3	-		4,363
Foreign covered bonds	1,820	605	-	-		2,425
Alt-A RMBS (c)	-	1,879	-	-		1,879
Prime RMBS (c)	-	1,175	-	-		1,175
Subprime RMBS (c)	-	125	-	-		125
Total available-for-sale	20,172	58,247	48	-		78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-		2,203
Derivative assets:
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047	) (g)	5,658
Total trading assets	5,259	28,489	160	(26,047)		7,861
Loans	-	10	-	-		10
Other assets (e)	672	1,019	157	-		1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)		88,186
Percentage of assets prior to netting	22.9%	76.8%	0.3%
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-		10,751
Other assets	453	143	-	-		596
Total assets of consolidated investment management funds	776	10,571	-	-		11,347
Total assets	$26,879	$98,336	$365	$(26,047)		$99,533
Percentage of assets prior to netting	21.4%	78.3%	0.3%
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-		$955
Derivative liabilities:
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009	) (g)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)		8,071
Long-term debt (b)	-	326	-	-		326
Other liabilities (f)	14	368	-	-		382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)		8,779
Percentage of liabilities prior to netting	14.2%	84.9%	0.9%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-		10,053
Other liabilities	2	30	-	-		32
Total liabilities of consolidated investment management funds	2	10,083	-	-		10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)		$18,864
Percentage of liabilities prior to netting	10.9%	88.4%	0.7%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2010
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,609	$-	$-	$-		$12,609
U.S. Government agencies	-	1,005	-	-		1,005
Sovereign debt	27	8,522	-	-		8,549
State and political subdivisions (b)	-	498	10	-		508
Agency RMBS	-	19,727	-	-		19,727
Alt-A RMBS	-	470	-	-		470
Prime RMBS	-	1,227	-	-		1,227
Subprime RMBS	-	508	-	-		508
Other RMBS	-	1,331	-	-		1,331
Commercial MBS	-	2,639	-	-		2,639
Asset-backed CLOs	-	249	-	-		249
Other asset-backed securities	-	539	-	-		539
Equity securities	18	29	-	-		47
Money market funds (b)	2,538	-	-	-		2,538
Other debt securities	91	3,193	58	-		3,342
Foreign covered bonds	2,260	608	-	-		2,868
Alt-A RMBS (c)	-	2,513	-	-		2,513
Prime RMBS (c)	-	1,825	-	-		1,825
Subprime RMBS (c)	-	158	-	-		158
Total securities available-for-sale	17,543	45,041	68	-		62,652
Trading assets:
Debt and equity instruments (d)	1,598	710	32	-		2,340
Derivative assets:
Interest rate	272	15,260	119	N/A
Foreign exchange	3,561	100	-	N/A
Equity	79	370	-	N/A
Other	1	1	-	N/A
Total derivative assets	3,913	15,731	119	(15,827	) (g)	3,936
Total trading assets	5,511	16,441	151	(15,827)		6,276
Loans	-	-	6	-		6
Other assets (e)	52	910	113	-		1,075
Subtotal assets of operations at fair value	$23,106	$62,392	$338	$(15,827)		$70,009
Percentage of assets prior to netting	26.9%	72.7%	0.4%
Assets of consolidated investment management funds:
Trading assets	279	13,842	-	-		14,121
Other assets	499	144	2	-		645
Total assets of consolidated investment management funds	778	13,986	2	-		14,766
Total assets	$23,884	$76,378	$340	$(15,827)		$84,775
Percentage of assets prior to netting	23.8%	75.9%	0.3%
Trading liabilities:
Debt and equity instruments	$1,277	$443	$6	$-		$1,726
Derivative liabilities:
Interest rate	-	16,126	149	N/A
Foreign exchange	3,648	59	-	N/A
Equity	54	304	22	N/A
Other	-	4	-	N/A
Total derivative liabilities	3,702	16,493	171	(15,181	) (g)	5,185
Total trading liabilities	4,979	16,936	177	(15,181)		6,911
Long-term debt (b)	-	269	-	-		269
Other liabilities (f)	115	473	2	-		590
Subtotal liabilities at fair value	$5,094	$17,678	$179	$(15,181)		$7,770
Percentage of liabilities prior to netting	22.2%	77.0%	0.8%
Liabilities of consolidated investment management funds:
Trading liabilities	-	13,561	-	-		13,561
Other liabilities	2	-	-	-		2
Total liabilities of consolidated investment management funds	2	13,561	-	-		13,563
Total liabilities	$5,096	$31,239	$179	$(15,181)		$21,333
Percentage of liabilities prior to netting	14.0%	85.5%	0.5%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2011					Dec. 31, 2010
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$99	-%	-%	-%	100%	$187	-%	-%	-%	100%
2005	113	-	-	-	100	209	-	-	-	100
2004 and earlier	61	27	13	47	13	74	70	25	5	-
Total Alt-A RMBS	$273	6%	3%	11%	80%	$470	11%	4%	1%	84%
Prime RMBS, originated in:
2007	$121	38%	4%	-%	58%	$254	50%	28%	7%	15%
2006	75	-	-	-	100	166	-	39	-	61
2005	230	32	-	-	68	310	39	-	14	47
2004 and earlier	389	29	38	11	22	497	79	12	6	3
Total prime RMBS	$815	28%	19%	5%	48%	$1,227	52%	16%	8%	24%
Subprime RMBS, originated in:
2007	$2	-%	2%	98%	-%	$5	-%	8%	92%	-%
2005	82	23	12	29	36	97	25	12	12	51
2004 and earlier	334	5	15	18	62	406	74	13	5	8
Total subprime RMBS	$418	8%	14%	21%	57%	$508	64%	13%	7%	16%
Commercial MBS—Domestic, originated in:
2009-2011	$200	100%	-%	-%	-%	$-	-%	-%	-%	-%
2008	25	16	84	-	-	-	-	-	-	-
2007	789	66	26	8	-	685	83	8	9	-
2006	892	85	15	-	-	582	90	10	-	-
2005	696	94	6	-	-	489	100	-	-	-
2004 and earlier	403	97	2	1	-	528	100	-	-	-
Total commercial MBS—Domestic	$3,005	84%	14%	2%	-%	$2,284	92%	5%	3%	-%
Foreign covered bonds:
Germany	$1,461	99%	1%	-%	-%	$2,260	99%	1%	-%	-%
Canada	795	100	-	-	-	608	100	-	-	-
Other	169	100	-	-	-	-	-	-	-	-
Total foreign covered bonds	$2,425	100%	-%	-%	-%	$2,868	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$686	72%	28%	-%	-%	$838	99%	1%	-%	-%
Ireland	203	-	50	47	3	299	92	8	-	-
Italy	150	100	-	-	-	218	100	-	-	-
Luxembourg	140	-	100	-	-	143	-	100	-	-
Australia	101	91	9	-	-	136	100	-	-	-
Germany	93	21	6	73	-	113	31	69	-	-
Netherlands	47	35	65	-	-	150	78	22	-	-
France	9	100	-	-	-	10	100	-	-	-
Total European floating rate notes—available-for-sale	$1,429	55%	34%	11%	-%	$1,907	85%	15%	-%	-%
Sovereign debt:
United Kingdom	$4,526	100%	-%	-%	-%	$3,214	100%	-%	-%	-%
France	2,790	100	-	-	-	1,845	100	-	-	-
Germany	2,347	100	-	-	-	3,065	100	-	-	-
Netherlands	2,230	100	-	-	-	396	100	-	-	-
Other	61	97	3	-	-	29	93	6	-	1
Total sovereign debt	$11,954	100%	-%	-%	-%	$8,549	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2007	$554	-%	-%	-%	100%	$792	-%	-%	-%	100%
2006	488	-	-	-	100	660	-	-	-	100
2005	628	5	-	1	94	820	2	-	4	94
2004 and earlier	209	-	4	27	69	241	22	46	19	13
Total Alt-A RMBS (b)	$1,879	2%	-%	3%	95%	$2,513	3%	4%	3%	90%
Prime RMBS (b), originated in:
2007	$370	-%	-%	-%	100%	$679	-%	-%	-%	100%
2006	308	-	-	-	100	431	-	-	-	100
2005	465	-	4	-	96	672	2	5	1	92
2004 and earlier	32	9	-	22	69	43	49	47	-	4
Total prime RMBS (b)	$1,175	-%	2%	1%	97%	$1,825	2%	3%	-%	95%
Subprime RMBS (b), originated in:
2007	$3	-%	-%	-%	100%	$15	-%	-%	-%	100%
2006	74	-	-	-	100	89	-	-	-	100
2005	11	-	-	-	100	13	-	-	-	100
2004 and earlier	37	5	34	-	61	41	53	-	-	47
Total subprime RMBS (b)	$125	2%	10%	-%	88%	$158	14%	-%	-%	86%
(a)	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Changes in Level 3 fair value measurements

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(a)	-	(a)	6	(b)	15 (b)	-	9 (c)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses					$4		$15	$-	$-	$19
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (a)	(2	) (b)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$142	$-		$142
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in other revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized gains/(losses) recorded in				Purchases, issuances and settlements, net	Transfers in/(out) of Level 3		Fair value Dec. 31, 2010	Change in unrealized gains and (losses) related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Available-for-sale securities:
Asset-backed CLOs	$6	$-		$-		$-	$(6)		$-	$-
State and political subdivisions	-	1		-		-	9		10	1
Other debt securities	50	2		-		8	(2)		58	2
Total available-for-sale	56	3	(a)	-	(a)	8	1		68	3
Trading assets:
Debt and equity instruments	170	(1	) (b)	-		3	(140)		32	-
Derivative assets:
Interest rate	121	(19)		-		2	15		119	28
Equity	25	(25)		-		-	-		-	-
Total derivative assets	146	(44	) (b)	-		2	15		119	28
Total trading assets	316	(45)		-		5	(125)		151	28
Loans	25	2		-		(18)	(3)		6	-
Other assets	164	13	(c)	-		(4)	(60)		113	-
Total assets	$561	$(27)		$-		$(9)	$(187	) (d)	$338	$31
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
(d)	Primarily relates to investments consolidated in accordance with ASC 810.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized (gains)/losses recorded in			Purchases, issuances and settlements, net	Transfers in/(out) of Level 3	Fair value Dec. 31, 2010	Change in unrealized (gains) and losses related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Trading liabilities:
Debt and equity instruments	$-	$-		$-	$6	$-	$6	$-
Derivative liabilities:
Interest rate	54	88		-	9	(2)	149	122
Equity	38	(31)		-	15	-	22	-
Total derivative liabilities	92	57	(a)	-	24	(2)	171	122
Total trading liabilities	92	57		-	30	(2)	177	122
Other liabilities	3	(1	) (b)	-	-	-	2	-
Total liabilities	$95	$56		$-	$30	$(2)	$179	$122
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.

Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2011 and 2010.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$188	$53	$241
Other assets (b)	-	6	-	6
Total assets at fair value on a nonrecurring basis	$-	$194	$53	$247
(a)	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Fair value option	12 Months Ended
Dec. 31, 2011
Fair value option

Note 23—Fair value option

ASC 825 provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)	Dec. 31,	Dec. 31,
	2011	2010
Assets of consolidated investment management funds:
Trading assets	$10,751	$14,121
Other assets	596	645
Total assets of consolidated investment management funds	$11,347	$14,766
Liabilities of consolidated investment management funds:
Trading liabilities	$10,053	$13,561
Other liabilities	32	2
Total liabilities of consolidated investment management funds	$10,085	$13,563
Non-redeemable noncontrolling interests of consolidated investment management funds	$670	$699

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Accordingly, mark-to-market best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income of consolidated investment management funds.

We have elected the fair value option on $240 million of long-term debt in connection with ASC 810. At Dec. 31, 2011, the fair value of this long-term debt was $326 million. The long-term debt is valued using observable market inputs and is included in Level 2 of the ASC 820 hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2011	2010
Long-term debt (a)	$(57)	$(29)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

We have elected the fair value option on $120 million of unfunded lending-related commitments. The fair market value of unfunded lending-related commitments for which the fair value option was elected was a liability of less than $1 million at Dec. 31, 2011 and Dec. 31, 2010 and is included in other liabilities. Unfunded lending-related commitments are valued using quotes from dealers in the loan markets, and are included in Level 3 of the ASC 820 hierarchy.

Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2011
Commitments and contingent liabilities

Note 24—Commitments and contingent liabilities

In the normal course of business, various commitments and contingent liabilities are outstanding which are not reflected in the accompanying consolidated balance sheets.

Our significant trading and off-balance sheet risks are securities, foreign currency and interest rate risk management products, commercial lending commitments, letters of credit, securities lending indemnifications and support agreements. We assume these risks to reduce interest rate and foreign currency risks, to provide customers with the ability to meet credit and liquidity needs and to hedge foreign currency and interest rate risks. These items involve, to varying degrees, credit, foreign exchange, and interest rate risk not recognized in the balance sheet. Our off-balance sheet risks are managed and monitored in manners similar to those used for on-balance sheet risks. Significant industry concentrations related to credit exposure at Dec. 31, 2011 are disclosed in the Financial institutions portfolio exposure table and the Commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Banks	$6.3	$1.9	$8.2
Securities industry	3.8	2.6	6.4
Insurance	0.1	4.6	4.7
Asset managers	0.8	3.2	4.0
Government	-	1.6	1.6
Other	0.1	1.6	1.7
Total	$11.1	$15.5	$26.6

Commercial portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.3	$5.7	$6.0
Energy and utilities	0.3	4.8	5.1
Services and other	0.5	4.5	5.0
Media and telecom	0.2	1.3	1.5
Total	$1.3	$16.3	$17.6

Major concentrations in securities lending are primarily to broker-dealers and are generally collateralized with cash. Securities lending transactions are discussed below.

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2011	2010
Lending commitments (a)	$28,406	$29,100
Standby letters of credit (b)	6,707	8,483
Commercial letters of credit	437	512
Securities lending indemnifications	268,812	278,069
Support agreements	63	116
(a)	Net of participations totaling $326 million at Dec. 31, 2011 and $423 million at Dec. 31, 2010.
(b)	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .

Included in lending commitments are facilities that provide liquidity for variable rate tax-exempt securities wrapped by monoline insurers. The credit approval for these facilities is based on an assessment of the underlying tax-exempt issuer and considers factors other than the financial strength of the monoline insurer.

The total potential loss on undrawn lending commitments, standby and commercial letters of credit, and securities lending indemnifications is equal to the total notional amount if drawn upon, which does not consider the value of any collateral.

Since many of the commitments are expected to expire without being drawn upon, the total amount does not necessarily represent future cash requirements. A summary of lending commitment maturities is as follows: $9.9 billion less than one year, $18.3 billion in one to five years and $0.2 billion over five years.

Standby letters of credit (“SBLC”) principally support corporate obligations. As shown in the off-balance sheet credit risks table, the maximum potential exposure of SBLCs was $6.7 billion at Dec. 31, 2011 and $8.5 billion at Dec. 31, 2010, and includes $485 million and $628 million that were collateralized with cash and securities at Dec. 31, 2011 and 2010, respectively. At Dec. 31, 2011, $2.2 billion of the SBLCs will expire within one year, $4.3 billion in one to five years and $0.2 billion over five years.

We must recognize, at the inception of standby letters of credit and foreign and other guarantees, a liability for the fair value of the obligation undertaken in issuing the guarantee. As required by ASC 460 – Guarantees, the fair value of the liability, which was recorded with a corresponding asset in other assets, was estimated as the present value of contractual customer fees.

The estimated liability for losses related to these commitments and SBLCs, if any, is included in the allowance for lending-related commitments. The allowance for lending-related commitments was $103 million at Dec. 31, 2011 and $73 million at Dec. 31, 2010.

Payment/performance risk of SBLCs is monitored using both historical performance and internal ratings criteria. BNY Mellon’s historical experience is that SBLCs typically expire without being funded. SBLCs below investment grade are monitored closely for payment/performance risk. The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2011	2010
Investment grade	91%	89%
Noninvestment grade	9%	11%

A commercial letter of credit is normally a short-term instrument used to finance a commercial contract for the shipment of goods from a seller to a buyer. Although the commercial letter of credit is contingent upon the satisfaction of specified conditions, it represents a credit exposure if the buyer defaults on the underlying transaction. As a result, the total contractual amounts do not necessarily represent future cash requirements. Commercial letters of credit totaled $437 million at Dec. 31, 2011 compared with $512 million at Dec. 31, 2010.

A securities lending transaction is a fully collateralized transaction in which the owner of a security agrees to lend the security (typically through an agent, in our case, The Bank of New York Mellon), to a borrower, usually a broker-dealer or bank, on an open, overnight or term basis, under the terms of a prearranged contract, which normally matures in less than 90 days.

We typically lend securities with indemnification against borrower default. We generally require the borrower to provide cash collateral with a value of 102% of the fair value of the securities borrowed, which is monitored on a daily basis, thus reducing credit risk. Market risk can also arise in securities lending transactions. These risks are controlled through policies limiting the level of risk that can be undertaken. Securities lending transactions are generally entered into only with highly rated counterparties. Securities lending indemnifications were secured by collateral of $276 billion at Dec. 31, 2011 and $285 billion at Dec. 31, 2010. We recorded $183 million of fee revenue from securities lending transactions in 2011 compared with $150 million in 2010.

We expect many of these guarantees to expire without the need to advance any cash. The revenue associated with guarantees frequently depends on the credit rating of the obligor and the structure of the transaction, including collateral, if any.

At Dec. 31, 2011, our potential maximum exposure to support agreements was $63 million, after deducting the reserve, assuming the securities subject to these agreements being valued at zero and the NAV of the related funds declining below established thresholds. This compares with $116 million at Dec. 31, 2010.

Trust activities

As a result of the GIS acquisition, at Dec. 31, 2011, our clients maintained approximately $400 million of custody cash on deposit with other institutions. Revenue generated from these balances is included in other revenue on the income statement. These deposits are expected to transition to BNY Mellon by mid-2012.

Operating leases

Net rent expense for premises and equipment was $350 million in 2011, $314 million in 2010 and $327 million in 2009.

At Dec. 31, 2011, we were obligated under various noncancelable lease agreements, some of which provide for additional rents based upon real estate taxes, insurance and maintenance and for various renewal options. A summary of the future minimum rental commitments under noncancelable operating leases, net of related sublease revenue, is as follows: 2012—$318 million; 2013—$306 million; 2014—$249 million; and 2015—$205 million; 2016—$189 million; and 2017 through 2031—$798 million.

Indemnification Arrangements under Ordinary Course Contracts

We have provided standard representations for underwriting agreements, acquisition and divestiture agreements, sales of loans and commitments, and other similar types of arrangements and customary indemnification for claims and legal proceedings related to providing financial services that are not otherwise included above. Insurance has been purchased to mitigate certain of these risks. Generally, there are no stated or notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. Furthermore often counterparties to these transactions provide us with comparable indemnifications. We are unable to develop an estimate of the maximum payout under these indemnifications for several reasons. In addition to the lack of a stated or notional amount in a majority of such indemnifications, we are unable to predict the nature of events that would trigger indemnification or the level of indemnification for a certain event. We believe, however, that the possibility that we will have to make any material payments for these indemnifications is remote. At Dec. 31, 2011 and Dec. 31, 2010, we have not recorded any material liabilities under these arrangements.

Clearing and Settlement Exchanges

We are a minority equity investor in, and member of, several industry clearing or settlement exchanges through which foreign exchange, securities, or other transactions settle. Certain of these industry clearing or settlement exchanges require their members to guarantee their obligations and liabilities or to provide financial support in the event other members do not honor their obligations. We believe the likelihood that a clearing or settlement exchange (of which we are a member) would become insolvent is remote. Additionally, certain settlement exchanges have implemented loss allocation policies which enable the exchange to allocate settlement losses to the members of the exchange. It is not possible to quantify such mark-to-market loss until the loss occurs. In addition, any ancillary costs that occur as a result of any mark-to-market loss cannot be quantified. At Dec. 31, 2011 and Dec. 31, 2010, we have not recorded any material liabilities under these arrangements.

Legal proceedings

In the ordinary course of business, BNY Mellon and its subsidiaries are routinely named as defendants in or made parties to pending and potential legal actions and regulatory matters. Claims for significant monetary damages are often asserted in many of these legal actions, while claims for disgorgement, penalties and/or other remedial sanctions may be sought in regulatory matters. It is inherently difficult to predict the eventual outcomes of such matters given their complexity and the particular facts and circumstances at issue in each of these matters. However, on the basis of our current knowledge and understanding, we do not believe that judgments or settlements, if any, arising from these matters (either individually or in the aggregate, after giving effect to applicable reserves and insurance coverage), will have a material adverse effect on the consolidated financial position or liquidity of BNY Mellon, although they could have a material effect on net income in a given period.

In view of the inherent unpredictability of outcomes in litigation and regulatory matters, particularly where (i) the damages sought are substantial or indeterminate, (ii) the proceedings are in the early stages, or (iii) the matters involve novel legal theories or a large number of parties, as a matter of course there is considerable uncertainty surrounding the timing or ultimate resolution of litigation and regulatory matters, including a possible eventual loss, fine, penalty or business impact, if any, associated with each such matter. In accordance with applicable accounting guidance, BNY Mellon establishes reserves for litigation and regulatory matters when those matters proceed to a stage where they present loss contingencies that are both probable and reasonably estimable. In such cases, there may be a possible exposure to loss in excess of any amounts accrued. BNY Mellon will continue to monitor such matters for developments that could affect the amount of the reserve, and will adjust the reserve amount as appropriate. If the loss contingency in question is not both probable and reasonably estimable, BNY Mellon does not establish a reserve and the matter will continue to be monitored for any developments that would make the loss contingency both probable and reasonably estimable. BNY Mellon believes that its accruals for legal proceedings are appropriate and, in the aggregate, are not material to the consolidated financial position of BNY Mellon, although future accruals could have a material effect on net income in a given period.

For certain of those matters described herein for which a loss contingency may, in the future, be reasonably possible (whether in excess of a related accrued liability or where there is no accrued liability), BNY Mellon is currently unable to estimate a range of reasonably possible loss. For those matters where BNY Mellon is able to estimate a reasonably possible loss, exclusive of matters described in Note 13 of the Notes to Consolidated Financial Statements, subject to the accounting and reporting requirements of ASC 740 (FASB Interpretation 48), the aggregate range of such reasonably possible loss is up to $1.05 billion in excess of the accrued liability (if any) related to those matters.

The following describes certain judicial, regulatory and arbitration proceedings involving BNY Mellon:

Sentinel Matters

As previously disclosed, on Jan. 18, 2008, The Bank of New York Mellon filed a proof of claim in the Chapter 11 bankruptcy proceeding of Sentinel Management Group, Inc. (“Sentinel”) pending in federal court in the Northern District of Illinois, seeking to recover approximately $312 million loaned to Sentinel and secured by securities and cash in an account maintained by Sentinel at The Bank of New York Mellon. On March 3, 2008, the bankruptcy trustee filed an adversary complaint against The Bank of New York Mellon seeking to disallow The Bank of New York Mellon’s claim and seeking damages for allegedly aiding and abetting Sentinel insiders in misappropriating customer assets and improperly using those assets as collateral for the loan. In a decision dated Nov. 3, 2010, the court found for The Bank of New York Mellon and against the bankruptcy trustee, holding that The Bank of New York Mellon’s loan to Sentinel is valid, fully secured and not subject to equitable subordination. The bankruptcy trustee appealed this decision on Dec. 1, 2010.

As previously disclosed, in November 2009, the Division of Enforcement of the U.S. Commodities Futures Trading Commission (“CFTC”) indicated that it is considering a recommendation to the CFTC that it file a civil enforcement action against The Bank of New York Mellon for possible violations of the Commodity Exchange Act and CFTC regulations in connection with its relationship to Sentinel. The Bank of New York Mellon responded in writing to the CFTC on Jan. 29, 2010 and provided an explanation as to why an enforcement action is unwarranted.

Auction Rate Securities Matters

As previously disclosed, in April 2008, BNY Mellon notified the SEC that Mellon Financial Markets LLC (“MFM”) placed orders on behalf of certain issuers to purchase their own Auction Rate Securities (“ARS”). In approximately October 2008, the Texas State Securities Board, Florida Office of Financial Regulation and the New York State Attorney General (the “regulators”) began an investigation focused on whether and to what extent the issuers’ orders had the effect of reducing the clearing rate and preventing failed auctions. MFM reached a settlement with the regulators in December 2011 pursuant to which the regulators discontinued the investigation.

As previously disclosed, in February and April 2009, two institutional customers filed lawsuits in Texas state District Court for Dallas County, and California state Superior Court for Orange County, alleging misrepresentations and omissions in the sale of ARS. Two more institutional customers filed arbitration proceedings in December 2008 and May 2011. The Texas lawsuit was resolved and dismissed on April 8, 2011. The earlier-filed arbitration proceeding was dismissed on Aug. 1, 2011. The remaining disputes together seek rescission or damages relating to approximately $67 million of ARS, plus interest and attorneys’ fees.

Securities Lending Matters

As previously disclosed, BNY Mellon or its affiliates have been named as defendants in a number of lawsuits initiated by participants in BNY Mellon’s securities lending program, which is a part of BNY Mellon’s Investment Services business. The lawsuits were filed on various dates from December 2008 to 2011, and are currently pending in courts in Oklahoma, New York, Washington, California and South Carolina and in commercial court in London. The complaints assert contractual, statutory, and common law claims, including claims for negligence and breach of fiduciary duty. The plaintiffs allege losses in connection with the investment of securities lending collateral, including losses related to investments in Sigma Finance Inc., Lehman Brothers Holdings, Inc. and certain asset-backed securities, and seek damages as to those losses. Three of the pending cases seek to proceed as class actions.

Matters Relating To Bernard L. Madoff

As previously disclosed, on May 11, 2010, the New York State Attorney General commenced a civil lawsuit against Ivy Asset Management LLC (“Ivy”), a subsidiary of BNY Mellon that manages primarily funds-of-hedge-funds, and two of its former officers in New York state court. The lawsuit alleges that Ivy, in connection with its role as sub-advisor to investment managers whose clients invested with Madoff, did not disclose certain material facts about Madoff. The complaint seeks an accounting of compensation received from January 1997 to the present by the Ivy defendants in connection with the Madoff investments, and unspecified damages, including restitution, disgorgement, costs and attorneys’ fees.

As previously disclosed, on Oct. 21, 2010, the U.S. Department of Labor commenced a civil lawsuit against Ivy, two of its former officers, and others in federal court in the Southern District of New York. The lawsuit alleges that Ivy violated the Employee Retirement Income Security Act (“ERISA”) by failing to disclose certain material facts about Madoff to investment managers subadvised by Ivy whose clients included employee benefit plan investors. The complaint seeks disgorgement and damages. On Dec. 8, 2010, the Trustee overseeing the Madoff liquidation sued many of the same defendants in bankruptcy court in New York, seeking to avoid withdrawals from Madoff investments made by various funds-of-funds (including six funds-of-funds managed by Ivy).

As previously disclosed, Ivy or its affiliates have been named in a number of civil lawsuits filed beginning Jan. 27, 2009 relating to certain investment funds that allege losses due to the Madoff investments. Ivy acted as a sub-advisor to the investment managers of some of those funds. Plaintiffs assert various causes of action including securities and common-law fraud. Certain of the cases seek to proceed as class actions and/or to assert derivative claims on behalf of the funds. Most of the cases have been consolidated in two actions in federal court in the Southern District of New York, with certain cases filed in New York State Supreme Court for New York and Nassau counties.

Medical Capital Litigations

As previously disclosed, The Bank of New York Mellon has been named as a defendant in a number of class actions and non-class actions brought by numerous plaintiffs in connection with its role as indenture trustee for debt issued by affiliates of Medical Capital Corporation. The actions, filed in late 2009 and currently pending in federal court in the Central District of California, allege that The Bank of New York Mellon breached its fiduciary and contractual obligations to the holders of the underlying securities, and seek unspecified damages.

Foreign Exchange Matters

As previously disclosed, beginning in December 2009, government authorities have been conducting inquiries seeking information relating primarily to standing instruction foreign exchange transactions in connection with custody services BNY Mellon provides to public pension plans and certain other custody clients. BNY Mellon is cooperating with these inquiries.

In addition, in early 2011, as previously disclosed, the Virginia Attorney General’s Office and the Florida Attorney General’s Office each filed a Notice of Intervention in a qui tam lawsuit pending in its jurisdiction. These offices filed complaints superseding the qui tam lawsuits on Aug. 11, 2011. On Oct. 4, 2011, the New York Attorney General’s Office, the New York City Comptroller and various city pension and benefit funds filed a lawsuit whereby, among other things, the plaintiffs assert claims under the Martin Act and state and city false claims acts. Also, on Oct. 4, 2011, the United States Department of Justice (“DOJ”) filed a civil lawsuit seeking civil penalties under 12 U.S.C. Section 1833a and injunctive relief under 18 U.S.C. Section 1345 based on alleged ongoing violations of 18 U.S.C. Sections 1341 and 1343 (mail and wire fraud). On Jan. 17, 2012, the court approved a partial settlement resolving the DOJ’s claim for injunctive relief. In October 2011, several political subdivisions of the state of California intervened in a qui tam lawsuit pending in California state court, previously under seal, and, on Nov. 28, 2011, BNY Mellon removed the lawsuit to federal district court in California. On Oct. 26, 2011, the Massachusetts Securities Division filed an Administrative Complaint against BNY Mellon.

BNY Mellon has also been named as a defendant in several putative class action lawsuits filed on various dates in 2011 in federal district courts in Pennsylvania, California, and New York. The complaints, which assert varying claims, including breach of contract, and violations of ERISA, state and federal law, all allege that the prices BNY Mellon charged and reported for standing instruction foreign exchange transactions executed in connection with custody services provided by BNY Mellon were improper. In addition, BNY Mellon has been named as a nominal defendant in several derivative lawsuits filed on various dates in 2011 and 2012 in New York state court and federal district court in New York.

German Broker-Dealer Litigation

As previously disclosed, on various dates from 2004 to 2011, BNY Mellon subsidiary Pershing LLC (“Pershing”) was named as a defendant in more than 100 lawsuits filed in Germany by plaintiffs who are investors with accounts at German broker-dealers. The plaintiffs allege that Pershing, which had a contractual relationship with the broker-dealers through which the broker-dealers executed options transactions on behalf of the broker-dealers’ clients, should be held liable for the tortious acts of the broker-dealers. Plaintiffs seek to recover their investment losses, interest, and statutory attorney’s fees and costs. On March 9, 2010, the 11th Senate of the German Federal Supreme Court ruled in the plaintiff’s favor in one of these cases, and held Pershing liable for a German broker-dealer’s tortious acts. In subsequent cases, the Supreme Court continued to rule in the plaintiffs’ favor. In December 2011, Pershing settled the majority of the cases.

Lyondell Litigation

As previously disclosed, in an action filed in New York State Supreme Court for New York County, on Sept. 14, 2010, plaintiffs as holders of debt issued by Basell AF in 2005 allege that The Bank of New York Mellon, as indenture trustee, breached its contractual and fiduciary obligations by executing an intercreditor agreement in 2007 in connection with Basell’s acquisition of Lyondell Chemical Company. Plaintiffs are seeking damages for their alleged losses resulting from the execution of the 2007 intercreditor agreement that allowed the company to increase the amount of its senior debt.

Tax Litigation

As previously disclosed, on Aug. 17, 2009, BNY Mellon received a Statutory Notice of Deficiency disallowing tax benefits for the 2001 and 2002 tax years in connection with a 2001 transaction that involved the payment of U.K. corporate income taxes that were credited against BNY Mellon’s U.S. corporate income tax liability. On Nov. 10, 2009, BNY Mellon filed a petition with the U.S. Tax Court contesting the disallowance of the benefits. A trial is currently scheduled for April 16, 2012. The aggregate tax benefit for all six years in question is approximately $900 million, including interest. In the event BNY Mellon is unsuccessful in defending its position, the IRS has agreed not to assess underpayment penalties. See Note 13 of the Notes to Consolidated Financial Statements for additional information.

Mortgage-Securitization Trusts Proceeding

The Bank of New York Mellon as trustee is the petitioner in a legal proceeding filed in New York State Supreme Court, New York County on June 29, 2011, seeking approval of a proposed settlement involving Bank of America Corporation and bondholders in certain Countrywide residential mortgage-securitization trusts. The New York Attorney General has sought permission to intervene in this proceeding and to assert claims against BNY Mellon under the Martin Act and the Executive Law. On Aug. 26, 2011, an investor that had intervened in the state court proceeding removed this case to the United States District Court for the Southern District of New York. BNY Mellon sought to remand the case to state court and on Oct. 19, 2011, the District Court denied BNY Mellon’s motion. On Jan. 17, 2012, BNY Mellon filed its brief appealing the District Court’s decision to the Second Circuit Court of Appeals.

Derivative instruments	12 Months Ended
Dec. 31, 2011
Derivative instruments

Note 25—Derivative instruments

We use derivatives to manage exposure to market risk, interest rate risk, credit risk and foreign currency risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades. In addition, we periodically manage positions for our own account. Positions managed for our own account are immaterial to our overall foreign exchange and other trading revenue and to our overall results of operations.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign exchange and interest rate risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. Counterparty default losses were $15 million in 2011 and $39 million in 2010. Reserves for losses incurred in both 2011 and 2010 were established in prior years. As a result, these counterparty default losses did not impact income in either year.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. For hedges of investment securities available-for-sale, deposits and long-term debt, the hedge documentation specifies the terms of the hedged items and the interest rate swaps and indicates that the derivative is hedging a fixed-rate item and is a fair value hedge, that the hedge exposure is to the changes in the fair value of the hedged item due to changes in benchmark interest rates, and that the strategy is to eliminate fair value variability by converting fixed-rate interest payments to LIBOR.

The securities hedged consist of sovereign debt and U.S. Treasury bonds that had original maturities of 30 years or less at initial purchase. The swaps on the sovereign debt and U.S. Treasury bonds are not callable. All of these securities are hedged with “pay fixed rate, receive variable rate” swaps of similar maturity, repricing and fixed rate coupon. At Dec. 31, 2011, $4 billion of securities were hedged with interest rate swaps that had notional values of $4 billion.

The fixed rate deposits hedged generally have original maturities of three to six years and are not callable. These deposits are hedged with “receive fixed rate, pay variable” rate swaps of similar maturity, repricing and fixed rate coupon. The swaps are not callable. At Dec. 31, 2011, $10 million of deposits were hedged with interest rate swaps that had notional values of $10 million.

The fixed rate long-term debts hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The non-callable debt is hedged with simple interest rate swaps similar to those described for deposits. Callable debt is hedged with callable swaps where the call dates of the swaps exactly match the call dates of the debt. At Dec. 31, 2011, $14.3 billion of debt was hedged with interest rate swaps that had notional values of $14.3 billion.

In addition, we enter into foreign exchange hedges. We use forward foreign exchange contracts with maturities of nine months or less to hedge our British Pound, Euro and Indian Rupee foreign exchange exposure with respect to foreign currency forecasted revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2011, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $136.1 million (notional), with $0.4 million of pre-tax gain recorded in accumulated other comprehensive income. This gain will be reclassified to income or expense over the next nine months.

We use forward foreign exchange contracts with remaining maturities of one year or less as hedges against our foreign exchange exposure to Euro, Norwegian Krona, British Pound, Swiss Franc and Japanese Yen with respect to interest-bearing deposits with banks and their associated forecasted interest revenue. These hedges are designated as cash flow hedges. These hedges are affected such that their maturities and notional values match those of the deposits with banks. As of Dec. 31, 2011, the hedged interest-bearing deposits with banks and their designated forward foreign exchange contract hedges were $8.8 billion (notional), with $3.0 million of pre-tax loss recorded in accumulated other comprehensive income. This loss will be reclassified to net interest revenue over the next twelve months.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts usually have maturities of less than two years. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is deferred and reported within accumulated translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2011, forward foreign exchange contracts with notional amounts totaling $5.2 billion were designated as hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2011, had a combined U.S. dollar equivalent value of $495 million.

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2011	2010	2009
Fair value hedges on loans	$0.1	$0.1	$(0.1)
Fair value hedges of securities	(8.6)	(4.2)	0.1
Fair value hedges of deposits and long-term debt	(5.3)	7.7	2.2
Cash flow hedges	(0.1)	0.1	-
Other (a)	(0.1)	(0.2)	0.1
Total	$(14.0)	$3.5	$2.3
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2011 and 2010.

Impact of derivative instruments on the balance sheet	Notional Value		Asset Derivatives Fair Value (a)		Liability Derivatives Fair Value (a)
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as hedging instruments (b):
Interest rate contracts	$18,281	$13,967	$965	$834	$298	$44
Foreign exchange contracts	14,160	11,816	635	2	21	116
Total derivatives designated as hedging instruments			$1,600	$836	$319	$160
Derivatives not designated as hedging instruments (c):
Interest rate contracts	$975,308	$1,090,718	$26,652	$15,651	$27,440	$16,275
Equity contracts	8,205	6,905	418	449	330	380
Credit contracts	333	681	3	2	-	4
Foreign exchange contracts	379,235	315,050	4,632	3,661	4,355	3,707
Total derivatives not designated as hedging instruments			$31,705	$19,763	$32,125	$20,366
Total derivatives fair value (d)			$33,305	$20,599	$32,444	$20,526
Effect of master netting agreements			(26,047)	(15,827)	(25,009)	(15,181)
Fair value after effect of master netting agreements			$7,258	$4,772	$7,435	$5,345
(a)	Derivative financial instruments are reported net of cash collateral received and paid of $1,269 million and $231 million, respectively, at Dec. 31, 2011 and $889 million and $243 million, respectively, at Dec. 31, 2010.
(b)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(c)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

At Dec. 31, 2011, $336 billion (notional) of interest rate contracts will mature within one year, $391 billion between one and five years, and $267 billion after five years. At Dec. 31, 2011, $376 billion (notional) of foreign exchange contracts will mature within one year, $9 billion between one and five years, and $8 billion after five years.

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or (loss) recognized in income on hedged item	Amount of gain or (loss) recognized in hedged item Year ended Dec. 31,
		2011	2010	2009		2011	2010	2009
Interest rate contracts	Net interest revenue	$(150)	$370	$(406)	Net interest revenue	$136	$(366)	$408

Derivatives in cash flow hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivative (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$(118)	$(7)	$-	Net interest revenue	$(114)	$(6)	$-	Net interest revenue	$-	$-	$-
FX contracts	(6)	(134)	(1)	Other revenue	(6)	(135)	6	Other revenue	(0.1)	0.1	-
FX contracts	(525)	-	-	Trading revenue	(525)	-	-	Trading revenue	-	-	-
FX contracts	3	(1)	-	Salary expense	2	(1)	-	Salary expense	-	-	-
Interest rate contracts	-	-	-	Net interest revenue	-	-	26	Net interest revenue	-	-	-
Total	$(646)	$(142)	$(1)		$(643)	$(142)	$32		$(0.1)	$0.1	$-

Derivatives in net investment hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$75	$(52)	$(298)	Net interest revenue	$-	$-	$-	Other revenue	$(0.1)	$(0.2)	$0.1

Trading activities (including trading derivatives)

We manage trading risk through a system of position limits, a VaR methodology based on Monte Carlo simulations, stop loss advisory triggers, and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period for most instruments, utilizes a 99% confidence level, and incorporates the non-linear characteristics of options. The VaR model is one of several statistical models used to develop economic capital results, which is allocated to lines of business for computing risk-adjusted performance.

As the VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historic market events are also performed. Stress tests, by their design, incorporate the impact of reduced liquidity and the breakdown of observed correlations. The results of these stress tests are reviewed weekly with senior management.

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2011	2010	2009
Foreign exchange	$761	$787	$850
Fixed income	65	80	242
Credit derivatives (a)	(3)	(7)	(84)
Other	25	26	28
Total	$848	$886	$1,036
(a)	Used as economic hedges of loans.

Foreign exchange includes income from purchasing and selling foreign currencies and currency forwards, futures, and options. Fixed income reflects results from futures and forward contracts, interest rate swaps, foreign currency swaps, options, and fixed income securities. Credit derivatives include revenue from credit default swaps. Other primarily includes income from equity securities and equity derivatives.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Notes 21 and 22 of the Notes to Consolidated Financial Statements.

Disclosure of contingent features in over-the-counter (“OTC”) derivative instruments

Certain OTC derivative contracts and/or collateral agreements of The Bank of New York Mellon, our largest banking subsidiary and the subsidiary through which BNY Mellon enters into the substantial majority of all of its OTC derivative contracts and/or collateral agreements, contain provisions that may require us to take certain actions if The Bank of New York Mellon’s public debt rating fell to a certain level. Early termination provisions, or “close-out” agreements, in those contracts could trigger immediate payment of outstanding contracts that are in net liability positions. Certain collateral agreements would require The Bank of New York Mellon to immediately post additional collateral to cover some or all of The Bank of New York Mellon’s liabilities to a counterparty.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2011 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$936 million
Baa2/BBB	$1,129 million
Bal/BB+	$1,803 million
(a)	The change between rating categories is incremental, not cumulative.

Additionally, if The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2011, existing collateral arrangements would have required us to have posted an additional $498 million of collateral.

Review of businesses	12 Months Ended
Dec. 31, 2011
Review of businesses

Note 26—Review of businesses

We have an internal information system that produces performance data for our two principal businesses and the Other segment. The following discussion of our businesses satisfies the disclosure requirements for ASC 280, Segment Reporting.

Organization of our business

In the first quarter of 2011, BNY Mellon realigned its internal reporting structure and business presentation to focus on its two principal businesses, Investment Management and Investment Services. The realignment reflects management’s current approach to assessing performance and decisions regarding resource allocations. Investment Management includes the former Asset Management and Wealth Management businesses. Investment Services includes the former Asset Servicing, Issuer Services and Clearing Services businesses, and the Cash Management business previously included in the Treasury Services business. The Other segment includes credit-related activities previously included in the Treasury Services business, the lease financing portfolio, corporate treasury activities, including our investment securities portfolio, our equity investments in Wing Hang Bank and ConvergEx Group, business exits and corporate overhead. All prior periods presented in this Annual Report are presented accordingly.

Also in the first quarter of 2011, we revised the net interest revenue for our businesses to reflect a new approach which adjusts our transfer pricing methodology to better reflect the value of certain domestic deposits. All prior period business results were restated to reflect this revision. This revision did not impact the consolidated results.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification whenever improvements are made in the measurement principles, or when organizational changes are made.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The operations of acquired businesses are integrated with the existing businesses soon after they are completed. As a result of the integration of staff support functions, management of customer relationships, operating processes and the financial impact of funding acquisitions, we cannot precisely determine the impact of acquisitions on income before taxes and therefore do not report it.

Information on our businesses is reported on a continuing operations basis for 2010 and 2009. See Note 4 of the Notes to Consolidated Financial Statements for a discussion of discontinued operations.

The primary types of revenue for two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management

·    Investment management and performance fees from:

Mutual funds

Institutional clients

Private clients

High-net-worth individuals and families, endowments and foundations and related entities

·    Distribution and servicing fees

Investment Services

·    Asset servicing fees, including institutional trust and custody fees, broker-dealer services and securities lending

·    Issuer services fees, including Corporate Trust, Depositary Receipts, employee investment plan services and Shareowner Services

·    Clearing services fees, including broker-dealer services, registered investment advisor services and prime brokerage services

·    Treasury services fees, including global payment services and working capital solutions

·    Foreign exchange

Other segment	· Credit-related activities · Leasing operations · Corporate treasury activities · Global markets and institutional banking services · Business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

·

Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

·

Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is allocated to Investment Services.

·

Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

·	Support and other indirect expenses are allocated to businesses based on internally-developed methodologies.
·	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
·	Litigation expense is generally recorded in the business in which the charge occurs.
·

Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

·	Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits.

Accordingly, the higher yield related to the restructured investment securities portfolio has been included in the results of the businesses.

·	Restructuring charges are related to corporate initiatives and are therefore recorded in the Other segment.
·	M&I expenses are corporate level items and are therefore recorded in the Other segment.
·	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.
·	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.2 billion in 2011, $2.1 billion in 2010 and $1.6 billion in 2009, of international operations domiciled in the UK which comprised 15%, 15% and 21% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2011 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,264	(a)	$7,957	$475	$11,696	(a)
Net interest revenue	206		2,635	143	2,984
Total revenue	3,470		10,592	618	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,746		7,478	888	11,112
Income (loss) before taxes	$723	(a)	$3,114	$(270)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,043		$207,454	$46,648	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,234	(a)	$7,179	$478	$10,891	(a)
Net interest revenue	205		2,448	272	2,925
Total revenue	3,439		9,627	750	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,693		6,515	962	10,170
Income (loss) before taxes	$743	(a)	$3,112	$(220)	$3,635	(a)
Pre-tax operating margin (b)	22%		32%	N/M	26%
Average assets	$35,411		$161,605	$40,420	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

For the year ended Dec. 31, 2009
(dollar amounts in millions)	Investment Management	Investment Services	Other	Total continuing operations
Fee and other revenue	$2,825	$6,887	$(4,973)	$4,739
Net interest revenue	242	2,349	324	2,915
Total revenue	3,067	9,236	(4,649)	7,654
Provision for credit losses	1	-	331	332
Noninterest expense	2,499	5,901	1,130	9,530
Income (loss) before taxes	$567	$3,335	$(6,110)	$(2,208)
Pre-tax operating margin (a)	18%	36%	N/M	N/M
Average assets	$21,840	$151,001	$37,098	$209,939	(b)
(a)	Income before taxes divided by total revenue.
(b)	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.

International operations	12 Months Ended
Dec. 31, 2011
International operations

Note 27—International operations

International activity includes Investment Management and Investment Services fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:

·	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses, provision and allowance for credit losses.
·	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total revenue, income before income taxes, income from continuing operations and total assets of our international operations are shown in the table below.

International operations
	International				Total international	Total domestic
(in millions)	EMEA		APAC	Other				Total
2011:
Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427		$325,266
Total revenue	3,780	(b)	842	769	5,391	9,339		14,730
Income before taxes	1,135		426	350	1,911	1,706		3,617
Net income	867		325	267	1,459	1,110		2,569
2010 (c):
Total assets at period end (a)	$72,629	(b)	$8,806	$3,124	$84,559	$162,422		$246,981
Total revenue	3,497	(b)	745	735	4,977	8,898		13,875
Income before taxes	1,222		394	348	1,964	1,730		3,694
Net income from continuing operations	916		295	261	1,472	1,175		2,647
2009 (c):
Total assets at period end (a)	$58,011	(b)	$5,588	$1,375	$64,974	$145,008		$209,982
Total revenue	2,825	(b)(d)	669	578	4,072	3,582		7,654
Income (loss) before taxes	863	(d)	287	257	1,407	(3,615)		(2,208)
Net income (loss) from continuing operations	667	(d)	222	199	1,088	(1,901	) (e)	(813)
(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
(b)	Includes revenue of approximately $2.2 billion, $2.1 billion and $1.6 billion and assets of approximately $28.3 billion, $44.7 billion and $43.0 billion in 2011, 2010, and 2009, respectively, of international operations domiciled in the United Kingdom, which is 15%, 15% and 21% of total revenue and 9%, 18%, and 20% of total assets, respectively.
(c)	Presented on a continuing operations basis.
(d)	In 2009, excludes the $269 million of investment securities losses on the European floating rate notes.
(e)	Domestic income from continuing operations in 2009 was reduced by investment securities losses.

Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2011
Supplemental information to the Consolidated Statement of Cash Flows

Note 28—Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2011	2010	2009
Transfers from loans to other assets for OREO	$16	$11	$11
Assets of consolidated VIEs	3,419	15,249	-
Liabilities of consolidated VIEs	3,478	13,949	-
Non-controlling interests of consolidated VIEs	29	699	-
Disposition of business	544	-	-
Issuance of common stock for acquisitions	-	-	85

Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation

Basis of Presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the annual periods have been made. Certain other immaterial reclassifications have been made to prior years to place them on a basis comparable with current period presentation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, goodwill and intangible assets, pension accounting, the fair value of financial instruments and other-than-temporary impairments. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as increased pension and post-retirement expense.

Organization of our businesses

Organization of our businesses

In 2011, BNY Mellon realigned its internal reporting structure and business presentation to focus on its two principal businesses, Investment Management and Investment Services. The realignment reflects management’s current approach to assessing performance and decisions regarding resource allocations. Investment Management includes the former Asset Management and Wealth Management businesses. Investment Services includes the former Asset Servicing, Issuer Services and Clearing Services businesses, and the Cash Management business previously included in the Treasury Services business. The credit-related activities previously included in the Treasury Services business, are now included in the Other segment. Fee revenue classifications in the income statement were changed in 2011 to reflect this realignment as follows:

·	Investment management and performance fees consist of the former asset and wealth management fee revenue; and
·	Investment services fees consist of the former securities servicing fees, including asset servicing, issuer services, clearing services, as well as treasury services fee revenue.

All prior periods were reclassified. The reclassifications did not affect the results of operations.

Equity method investments

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees or investment income, as appropriate, in the period earned. Our most significant equity method investments are:

Equity method investments at Dec. 31, 2011
(dollars in millions)	Percentage Ownership	Book Value
CIBC Mellon	50.0%	$577
Wing Hang	20.4%	$399
Siguler Guff	20.0%	$267
ConvergEx	33.2%	$152
West LB Joint Venture	50.0%	$91

Acquired businesses

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805—Business Combinations and equity investments from the dates of acquisition. For acquisitions prior to Jan. 1, 2009, we recorded any contingent purchase payments when the amounts were resolved and became payable. For acquisitions occurring after Dec. 31, 2008, contingent purchase consideration was measured at its fair value and recorded on the purchase date.

Parent financial statements

Parent financial statements

The Parent financial statements in Note 20 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries by issuing commercial paper and other debt guaranteed by BNY Mellon; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Variable interest entities

Variable interest entities

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a potential variable interest entity (“VIE”). VIEs are entities that do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or in which equity investors do not have the characteristics of a controlling financial interest. BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts, which were determined to be VIEs. Generally, the company is deemed to be the primary beneficiary and thus required to consolidate a VIE, if BNY Mellon has a variable interest (or combination of variable interests) that, based on a quantitative analysis, will absorb a majority of the VIE’s expected losses, that will receive a majority of the VIE’s expected residual returns, or both. A “variable interest” is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. “Expected losses” and “expected residual returns” are measures of variability in the expected cash flows of a VIE.

BNY Mellon’s other VIEs are evaluated under the guidance included in ASU 2009-17. These other VIEs include securitization trusts, which are no longer considered qualifying special purpose entities (“QSPEs”), and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. The company must determine whether or not its variable interests in these VIEs, based on qualitative analysis, provide BNY Mellon with a controlling financial interest in the VIE. The analysis includes an assessment of the characteristics of the VIE. The Company is considered to have a controlling financial interest in the VIE, which would require consolidation of the VIE, if it has the following characteristics: (1) the power to direct the activities that most significantly impact the VIE’s economic performance; and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Nature of operations

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers—institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

·	investment management;
·	trust and custody;
·	foreign exchange;
·	fund administration;
·	securities lending;
·	depositary receipts;
·	corporate trust;
·	global payment/cash management; and
·	banking services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Trading account securities, available-for-sale securities, and held-to-maturity securities

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments—Debt and Equity Securities. Securities are generally classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity. Seed capital investments are classified as other assets or available-for-sale securities, depending on the nature of the investment and management’s intent.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from other comprehensive income (“OCI”), unless a security is deemed to have an other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Unrealized gains and losses on seed capital investments classified as other assets are recorded in investment income. Held-to-maturity securities are stated at cost.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

·	The length of time and the extent to which the fair value has been less than the amortized cost basis;
·	Whether management has an intent to sell the security;
·	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;
·	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;
·	Whether a debt security has been downgraded by a rating agency;
·	Whether a debt security exhibits cash flow deterioration; and
·

For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

The credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI when we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities. In order not to be required to recognize the non-credit component of an OTTI in earnings, management is required to assert that it does not have the intent to sell the security and that it is more likely than not it will not have to sell the security before recovery of its cost basis.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 5 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases

Loans and leases

Loans are reported net of any unearned discount. Loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Deferred fees and costs are netted against outstanding loan balances. Loans held for sale are carried at the lower of cost or market value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Nonperforming assets

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent. When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current.

A loan is considered to be impaired, as defined by ASC 310—Accounting by Creditors for Impairment of a Loan, when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance is measured on loans $1 million or greater and which meet the definition of an impaired loan per ASC 310.

Impaired loans $1 million or greater are required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by either an allocation of the allowance for credit losses or by a provision for credit losses. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending related commitments

Allowance for loan losses and allowance for lending-related commitments

The allowance for loans losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments are referred to as BNY Mellon’s allowance for credit exposure. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loans losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. In 2011, we implemented an enhanced methodology for determining the allowance for credit losses by adding a qualitative allowance framework. Within this framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio. This change did not impact the allowance or provision for credit losses.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

·	an allowance for impaired credits of $1 million or greater;
·	an allowance for higher risk-rated credits and pass-rated credits; and
·	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million or greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. All borrowers are assigned to pools based on their credit ratings. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation. The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. Commercial loans over $1 million are individually analyzed before being assigned a credit rating. We also apply this technique to our lease financing and wealth management portfolios.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default based on a combination of external loss data from third-party databases and internal loss history is assigned for each mortgage pool. For each pool, the inherent loss is calculated using the above factors. The resulting probable loss factor is applied against the loan balance to determine the allowance held for each pool.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

·	Non-performing loans to total non-margin loans;
·	Criticized assets to total loans and lending-related commitments;
·	Ratings volatility;
·	Borrower concentration; and
·	Significant concentration in high-risk industry.

Environmental risk factors:

·	U.S. non-investment grade default rate;
·	Unemployment rate; and
·	Change in real GDP (quarter-over-quarter).

The allocation of the prior period allowance for loan losses and allowance for lending-related commitments has been restated to reflect the implementation of the qualitative allowance framework. The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. In accordance with ASC 480, Distinguishing Liabilities from Equity, BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectibility is reasonably assured.

Additionally, we recognize revenue from non-refundable, up-front implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable in subsequent years and which are subject to a clawback if performance thresholds in those years are not met are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue	Net interest revenue Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.
Foreign currency translation

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive results. Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees.

Our expected long-term rate of return on plan assets is based on anticipated returns for each asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it is regarded to be critical to the presentation of our financial statements since it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 19 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Separation expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management (“ALM”) process. These derivatives are designated as fair value and cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in other comprehensive income, until reclassified into earnings to meet the risks being hedged. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within other comprehensive income.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedge transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. We evaluate ineffectiveness in terms of amounts that could impact a hedge’s ability to qualify for hedge accounting and the risk that the hedge could result in more than a de minimis amount of ineffectiveness. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from other comprehensive income and recognized in current earnings in other revenue upon receipt of the hedged cash flow.

The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 25 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments disclosures.

Statement of cash flows	Statement of cash flows We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.
Stock options

Stock options

Compensation expense is recognized in the income statement, on a straight-line basis, over the applicable vesting period, for all share-based payments.

Certain of our stock compensation grants vest when the employee retires. ASC 718 requires the completion of expensing of new grants with this feature by the first date the employee is eligible to retire. For grants prior to Jan. 1, 2006, we will continue to expense them over their stated vesting period.

Other Than Temporary Impairment, Additional Disclosure, Policy

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

·

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

·	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS at Dec. 31, 2011 and 2010.

Projected weighted-average default rates and severities
	Dec. 31, 2011		Dec. 31, 2010
	Default Rate	Severity	Default Rate	Severity
Alt-A	44%	57%	42%	49%
Subprime	63%	73%	68%	65%
Prime	25%	43%	20%	42%

Securitizations and Variable Interest Entities Policy

Variable Interest Entities

Accounting guidance on the consolidation of VIEs is included in ASC 810, Consolidation, and ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.”

Effective Jan. 1, 2010, the FASB approved ASU 2010-10 “Amendments for Certain Investment Funds,” which defers the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

Accounting guidance on the consolidation of VIEs applies to certain entities in which the equity investors:

·	do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or
·	lack one or more of the following characteristics of a controlling financial interest:
·	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
·	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
·	The obligation to absorb the expected losses of the entity.
·	The right to receive the expected residual returns of the entity.

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810.

BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the variable interests’ expected losses, receives a majority of its expected residual returns or both.

The primary beneficiary calculations include estimates of ranges and probabilities of losses and returns from the funds. The calculated expected gains and expected losses are allocated to the variable interest holders of the funds, which are generally the fund’s investors and which may include BNY Mellon, in order to determine which entity is required to consolidate the VIE, if any.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered QSPEs, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The primary beneficiary of these VIEs is the entity whose variable interests provide it with a controlling financial interest, which includes the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE.

In order to determine if it has a controlling financial interest in these VIEs, BNY Mellon assesses the VIE’s purpose and design along with the risks it was designed to create and pass through to its variable interest holders. We also assess our involvement in the VIE and the involvement of any other variable interest holders in the VIE.

Generally, as the sponsor and the manager of its VIEs, BNY Mellon has the power to control the activities that significantly impact the VIE’s economic performance. Both a qualitative and quantitative analysis of BNY Mellon’s variable interests are performed to determine if BNY Mellon has the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE. The analyses included assessments related to the expected performance of the VIEs and its related impact on BNY Mellon’s seed capital, management fees or residual interests in the VIEs. We also assess any potential impact the VIE’s expected performance has on our performance fees.

Fair Value of Financial Instruments, Policy

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to the Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments, principally loans and interest-bearing deposits with banks. As a result, fair value determinations require significant subjective judgments regarding future cash flows. Other judgments would result in different fair values. Among the assumptions we used are discount rates ranging principally from 0.01% to 4.17% at Dec. 31, 2011, and 0.12% to 6.46% at Dec. 31, 2010. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

Note 22, “Fair value measurement” presents assets and liabilities measured at fair value by the three level valuation hierarchy established under ASC 820. Note 23, “Fair value option” presents the instruments for which fair value accounting was elected and the corresponding income statement impact of those instruments. A summary of the practices used for determining fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks, and federal funds sold and securities purchased under resale agreements

The fair value of interest-bearing deposits with the Federal Reserve and other central banks and federal funds sold and securities purchased under resale agreements is assumed to equal carrying value due to their short maturity.

Interest-bearing deposits with banks

The fair value of interest-bearing deposits with banks is based on discounted cash flows.

Securities, trading activities, and hedging derivatives

The fair value of securities and trading assets and liabilities is based on quoted market prices, dealer quotes, or pricing models. Fair value amounts for hedging derivatives, such as options, futures and forward rate contracts, commitments to purchase and sell foreign exchange, and foreign currency swaps, are similarly determined. The fair value of OTC interest rate swaps is the discounted value of projected future cash flows, adjusted for other factors including, but not limited to and if applicable, optionality and implied volatilities, as well as counterparty credit.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analyses, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. To determine the fair value of other types of loans, BNY Mellon uses discounted cash flows using current market rates.

Other financial assets

Other financial assets primarily include cash and due from banks, and corporate/bank-owned life insurance. The fair value of cash and due from banks is assumed to equal carrying value due to their short-term nature. The fair value of corporate/bank-owned life insurance is based on the insurance contract cash surrender value.

Deposits, federal funds purchased and securities sold under repurchase agreements, borrowings and long-term debt

The fair value of noninterest-bearing deposits, federal funds purchased and securities sold under repurchase agreements, and payables to customers and broker-dealers is assumed to be their carrying amount. The fair value of interest-bearing deposits, borrowings, and long-term debt is based upon current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues.

Fair Value Measurement Policy

The guidance related to “Fair Value Measurement,” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counterparty credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities and U.S. Government securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and European floating rate notes.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as FDIC-insured debt and sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2011, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow, are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation rates are unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 25 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments

Our most significant equity method investments are:

Equity method investments at Dec. 31, 2011
(dollars in millions)	Percentage Ownership	Book Value
CIBC Mellon	50.0%	$577
Wing Hang	20.4%	$399
Siguler Guff	20.0%	$267
ConvergEx	33.2%	$152
West LB Joint Venture	50.0%	$91

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures

Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2011	2010	2009
Fee and other revenue	$-	$-	$7
Net interest revenue	-	9	59
Provision for loan losses	-	-	191
Net interest revenue after provision for loan losses	-	9	(132)
Noninterest expense:
Staff	-	4	37
Professional, legal and other purchased services	-	4	4
Net occupancy	-	1	5
Other	-	3	16
Goodwill impairment	-	-	50
Total noninterest expense	-	12	112
Income (loss) from operations	-	(3)	(237)
Loss on assets held for sale	-	(106)	(184)
Loss on sale of MUNB	-	(1)	-
Provision (benefit) for income taxes	-	(44)	(151)
Net income (loss) from discontinued operations	$-	$(66)	$(270)

Schedule of Disposal Groups, Including Discontinued Operations, Balance Sheet Disclosures

Discontinued operations assets and liabilities
	Dec. 31,
(in millions)	2011	2010
Loans, net of allowance for loan losses	$-	$183
Deferred taxes	-	90
Other assets	-	5
Assets of discontinued operations	$-	$278
Liabilities of discontinued operations	$-	$-

Securities (Tables)	12 Months Ended
Dec. 31, 2011
Amortized Cost and Fair Values of Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2011 and 2010.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Other debt securities	16,016	339	38	16,317	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Other debt securities	11,800	148	57	11,891	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust.

Realized Gross Gains, Realized Gross Losses and Recognized Gross Impairments on Securities

Net securities gains (losses)
(in millions)	2011	2010	2009
Realized gross gains	$183	$48	$130
Realized gross losses	(56)	(5)	(1,648)
Recognized gross impairments	(79)	(16)	(3,851)
Total net securities gains (losses)	$48	$27	$(5,369)

Aggregate Fair Value of Investments with a Continuous Unrealized Loss Position

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Other debt securities	2,867	12	54	26	2,921	38
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2010	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,519	$138	$-	$-	$6,519	$138
U.S. Government agencies	489	4	-	-	489	4
State and political subdivisions	210	39	122	16	332	55
Agency RMBS	5,079	42	206	1	5,285	43
Alt-A RMBS	55	3	104	36	159	39
Prime RMBS	315	13	739	73	1,054	86
Subprime RMBS	3	-	484	188	487	188
Other RMBS	49	17	1,275	318	1,324	335
Commercial MBS	28	1	536	99	564	100
Asset-backed CLOs	-	-	249	14	249	14
Other asset-backed securities	1	-	32	2	33	2
Foreign covered bonds	2,553	16	-	-	2,553	16
Other debt securities	1,068	37	61	20	1,129	57
Alt-A RMBS (a)	196	15	-	-	196	15
Prime RMBS (a)	139	6	-	-	139	6
Total securities available-for-sale	$16,704	$331	$3,808	$767	$20,512	$1,098
Held-to-maturity:
Alt-A RMBS	$18	$-	$108	$19	$126	$19
Prime RMBS	-	-	73	5	73	5
Subprime RMBS	-	-	25	3	25	3
Other RMBS	315	5	614	76	929	81
Commercial MBS	-	-	33	1	33	1
Total securities held-to-maturity	$333	$5	$853	$104	$1,186	$109
Total temporarily impaired securities	$17,037	$336	$4,661	$871	$21,698	$1,207
(a)	Previously included in the Grantor Trust.

Amortized Cost and Fair Values of Securities by Contractual Maturity

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2011.

Investment securities portfolio	U.S. Treasury		U.S Government agency		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$1,165	0.96%	$-	-%	$60	1.44%	$5,005	1.47%	$-	-%	$6,230
Over 1 through 5 years	11,618	1.03	958	1.63	1,155	1.93	11,547	1.40	-	-	25,278
Over 5 through 10 years	2,313	2.83	-	-	1,063	3.87	731	2.82	-	-	4,107
Over 10 years	2,230	3.11	-	-	461	4.80	1,459	3.66	-	-	4,150
Mortgage-backed securities	-	-	-	-	-	-	-	-	35,723	4.45	35,723
Asset-backed securities	-	-	-	-	-	-	-	-	1,976	1.91	1,976
Equity securities (b)	-	-	-	-	-	-	-	-	1,003	0.01	1,003
Total	$17,326	1.53%	$958	1.63%	$2,739	3.16%	$18,742	1.65%	$38,702	4.20%	$78,467
Securities held-to-maturity:
One year or less	$-	-%	$-	-%	$-	-%	$3	-%	$-	-%	$3
Over 1 through 5 years	413	1.71	-	-	1	6.87	-	-	-	-	414
Over 5 through 10 years	400	2.62	-	-	32	6.66	-	-	-	-	432
Over 10 years	-	-	-	-	67	6.58	-	-	-	-	67
Mortgage-backed securities	-	-	-	-	-	-	-	-	2,605	2.68	2,605
Total	$813	2.17%	$-	-%	$100	6.60%	$3	-%	$2,605	2.68%	$3,521
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Projected Weighted-Average Default Rates and Loss Severities

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS at Dec. 31, 2011 and 2010.

Projected weighted-average default rates and severities
	Dec. 31, 2011		Dec. 31, 2010
	Default Rate	Severity	Default Rate	Severity
Alt-A	44%	57%	42%	49%
Subprime	63%	73%	68%	65%
Prime	25%	43%	20%	42%

Pre-Tax Securities Gains (Losses) by Type

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2011	2010	2009
U.S. Treasury	$77	$15	$-
Agency RMBS	8	15	-
Alt-A RMBS	(36)	(13)	(3,113)
Prime RMBS	(1)	-	(1,008)
Subprime RMBS	(21)	(4)	(322)
European floating rate notes	(39)	(3)	(269)
Sovereign debt	36	-	-
Home equity lines of credit	-	-	(205)
Commercial MBS	-	-	(89)
Grantor Trust	-	-	(39)
Credit cards	-	-	(26)
ABS CDOs	-	-	(23)
Other	24	17	(275)
Total net securities gains (losses)	$48	$27	$(5,369)

Debt Securities Credit Losses Roll Forward Recorded in Earnings

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2011	2010
Beginning balance as of Jan. 1	$182	$244
Add: Initial OTTI credit losses	61	10
Subsequent OTTI credit losses	18	6
Less: Realized losses for securities sold / consolidated	8	78
Ending balance as of Dec. 31	$253	$182

Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2011
Details of our Loan Distribution and Industry Concentrations of Credit Risk

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2011 and 2010:

Loans	Dec. 31,
(in millions)	2011	2010 (a)
Domestic:
Financial institutions	$4,606	$4,630
Commercial	752	1,250
Wealth management loans and mortgages	7,342	6,506
Commercial real estate	1,449	1,592
Lease financings (b)	1,558	1,605
Other residential mortgages	1,923	2,079
Overdrafts	2,958	4,524
Other	623	771
Margin loans	12,760	6,810
Total domestic	33,971	29,767
Foreign:
Financial institutions	6,538	4,626
Commercial	528	345
Lease financings (b)	1,051	1,545
Other (primarily overdrafts)	1,891	1,525
Total foreign	10,008	8,041
Total loans	$43,979	$37,808
(a)	Presented on a continuing operations basis.
(b)	Net of unearned income on domestic and foreign lease financings of $1,343 million at Dec. 31, 2011 and $2,036 million at Dec. 31, 2010.

Allowance for Credit Losses Activity

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs) recoveries	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998 (b)	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
(b)	Includes $1,891 million of other foreign loans (primarily overdrafts) at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)		Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-		(88)
Recoveries	15	1	2	-	-	2	-		-		20
Net charge-offs	10	(7)	(23)	-	(4)	(44)	-		-		(68)
Provision	(72)	2	(42)	10	(13)	115	1		10		11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60		$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54		$498
Unfunded commitments	42	12	10	-	3	-	-		6		73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7		$140
Allowance for loan losses	10	9	-	-	5	-	-		2		26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	(b)	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52		472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.
(b)	Includes $1,525 million of other foreign loans (primarily overdrafts) at Dec. 31, 2010.

Allowance for credit losses activity for the year ended Dec. 31, 2009					Wealth management loans and mortgages	Other residential mortgages	All Other (a)		Foreign (b)		Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing

Beginning balance	$180	$59	$57	$90	$32	$88	$2		$21		$529
Charge-offs	(90)	(31)	(34)	-	(1)	(60)	-		-		(216)
Recoveries	-	-	-	1	1	-	-		-		2
Net charge-offs	(90)	(31)	(34)	1	-	(60)	-		-		(214)
Provision	66	34	53	(11)	26	137	(2)		29		332
Transferred to discontinued operations	(1)	(17)	-	-	-	(1)	-		-		(19)
Ending balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Allowance for:
Loans losses	$94	$31	$42	$80	$56	$164	$-		$36		$503
Unfunded commitments	61	14	34	-	2	-	-		14		125
Individually evaluated for impairment:
Loan balance	$63	$58	$171	$-	$53	$-	$-		$-		$345
Allowance for loan losses	10	13	25	-	3	-	-		-		51

Collectively evaluated for impairment:
Loan balance	$2,261	$1,986	$5,338	$1,703	$6,109	$2,179	$9,010	(a)	$7,758	(b)	$36,344
Allowance for loan losses	84	18	17	80	53	164	-		36		452
(a)	Includes $3,946 million of domestic overdrafts, $4,657 million of margin loans and $407 million of other loans at Dec. 31, 2009.
(b)	Includes $2,109 million of other foreign loans (primarily overdrafts) at Dec. 31, 2009.

Nonperforming Assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2011	2010
Nonperforming loans:
Domestic:
Other residential mortgages	$203	$244
Commercial real estate	40	44
Wealth management	32	59
Financial institutions	23	5
Commercial	21	34
Total domestic	319	386
Foreign loans	10	7
Total nonperforming loans	329	393
Other assets owned	12	6
Total nonperforming assets (a)	$341	$399
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $101 million at Dec. 31, 2011 and $218 million at Dec. 31, 2010. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Lost Interest

Lost interest

Lost interest
(in millions)	2011	2010	2009
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$2	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total (a)	$17	$20	$19
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010 and 2009.

Information about Impaired Loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Recorded Investment
Impaired loans with an allowance:
Commercial	$27	$1	$30	$1	$30
Commercial real estate	22	-	34	-	49
Financial institutions	9	-	35	-	171
Wealth management loans and mortgages	37	1	53	1	53
Foreign	10	-	2	-	-
Total impaired loans with an allowance	105	2	154	2	303
Impaired loans without an allowance:
Commercial	1	-	6	-	33
Commercial real estate	13	-	11	-	9
Wealth management loans and mortgages	2	-	3	-	-
Total impaired loans without an allowance (a)	16	-	20	-	42
Total impaired loans	$121	$2	$174	$2	$345
Allowance for impaired loans (b)					$51
Average balance of impaired loans – 2009					216
Interest income recognized on impaired loans					2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(b)	The allowance for impaired loans is included in the allowance for loan losses.

Impaired loans	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance
Impaired loans with an allowance:
Commercial	$26	$31	$9	$30	$30	$10
Commercial real estate	35	41	7	25	39	9
Financial institutions	21	21	7	4	10	-
Wealth management loans and mortgages	27	27	5	52	52	5
Foreign	10	18	4	7	7	2
Total impaired loans with an allowance	119	138	32	118	138	26
Impaired loans without an allowance:
Commercial	-	-	-	2	6	-
Commercial real estate	3	3	-	19	19	-
Financial institutions	3	9	-	-	-	-
Wealth management loans and mortgages	3	3	-	1	2	-
Total impaired loans without an allowance (b)	9	15	-	22	27	-
Total impaired loans (c)	$128	$153	$32	$140	$165	$26
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.

Information about Past Due Loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2011				Dec. 31, 2010
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$118	$9	$-	$127	$174	$-	$11	$185
Wealth management loans and mortgages	89	3	-	92	62	4	6	72
Commercial	60	7	-	67	10	1	1	12
Other residential mortgages	36	10	13	59	40	15	15	70
Financial institutions	36	-	-	36	10	1	-	11
Total domestic	339	29	13	381	296	21	33	350
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$339	$29	$13	$381	$296	$21	$33	$350

Credit Quality Indicators - Commercial Portfolio Credit Risk Profile by Creditworthiness Category

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Investment grade	$906	$964	$1,062	$1,072	$9,643	$7,894
Noninvestment grade	374	631	387	520	1,501	1,362
Total	$1,280	$1,595	$1,449	$1,592	$11,144	$9,256

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2011	Dec. 31, 2010
Wealth management loans:
Investment grade	$3,450	$2,995
Noninvestment grade	111	170
Wealth management mortgages	3,781	3,341
Total	$7,342	$6,506

Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill by Business Segment

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$9,312	$6,890	$47	$16,249
Acquisitions	8	1,790	-	1,798
Foreign exchange translation	(44)	(30)	(1)	(75)
Other (a)	83	(7)	(6)	70
Balance at Dec. 31, 2010	$9,359	$8,643	$40	$18,042
Acquisitions/dispositions	10	(118)	-	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (a)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$2,825	$1,911	$852	$5,588
Acquisitions	15	530	-	545
Amortization	(237)	(182)	(2)	(421)
Foreign exchange translation	(9)	-	-	(9)
Other (a)	(2)	(5)	-	(7)
Balance at Dec. 31, 2010	$2,592	$2,254	$850	$5,696
Acquisitions/dispositions	6	(111)	-	(105)
Amortization	(214)	(212)	(2)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (a)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2011				Dec. 31, 2010
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,109	$(1,189)	$920	12 yrs.	$2,102	$(983)	$1,119
Customer contracts—Investment Services	2,351	(834)	1,517	13 yrs.	2,566	(736)	1,830
Other	131	(95)	36	5 yrs.	134	(86)	48
Total subject to amortization	4,591	(2,118)	2,473	13 yrs.	4,802	(1,805)	2,997
Not subject to amortization: (a)
Trade name	1,366	N/A	1,366	N/A	1,375	N/A	1,375
Customer relationships	1,313	N/A	1,313	N/A	1,314	N/A	1,314
Other	-	N/A	-	N/A	10	N/A	10
Total not subject to amortization	2,679	N/A	2,679	N/A	2,699	N/A	2,699
Total intangible assets	$7,270	$(2,118)	$5,152	N/A	$7,501	$(1,805)	$5,696
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2012	$383
2013	333
2014	297
2015	266
2016	236

Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Corporate/bank owned life insurance	$4,216	$4,071
Accounts receivable	4,208	3,506
Equity in joint ventures and other investments (a)	2,677	2,643
Income taxes receivable	2,573	2,826
Fair value of hedging derivatives	1,600	836
Software	986	896
Fails to deliver	961	1,428
Prepaid expenses	784	834
Due from customers on acceptances	321	424
Prepaid pension assets	144	732
Other	1,369	594
Total other assets	$19,839	$18,790
(a)	Includes Federal Reserve Bank stock of $429 million and $400 million, respectively, at cost.

Seed Capital and Private Equity Investments Valued Using NAV

The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV – Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge funds (a)	$9	$-	Monthly-quarterly	3-45 days
Private equity funds (b)	122	24	N/A	N/A
Other funds (c)	63	-	Monthly-yearly	(c	)
Total	$194	$24

(a)	Hedge funds include multi-strategy funds that utilize a variety of investment strategies and equity long-short hedge funds that include various funds that invest over both long-term investment and short-term investment horizons.
(b)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(c)	Other funds include various market neutral, leveraged loans, real estate and structured credit funds. Redemption notice periods vary by fund.

Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2011
Net Interest Revenue

Net interest revenue
(in millions)	2011	2010	2009
Interest revenue
Non-margin loans	$681	$738	$874
Margin loans	129	88	69
Securities:
Taxable	1,949	1,944	1,718
Exempt from federal income taxes	36	25	30
Total securities	1,985	1,969	1,748
Other short-term investments-U.S. government-backed commercial paper	-	-	9
Deposits in banks	543	491	684
Deposits with the Federal Reserve and other central banks	148	49	43
Federal funds sold and securities purchased under resale agreements	28	64	31
Trading assets	74	71	50
Total interest revenue	3,588	3,470	3,508
Interest expense
Deposits in domestic offices	47	49	57
Deposits in foreign offices	194	82	115
Borrowings from Federal Reserve related to ABCP	-	-	7
Federal funds purchased and securities sold under repurchase agreements	2	43	-
Trading liabilities	32	41	22
Other borrowed funds	21	24	20
Customer payables	7	6	6
Long-term debt	301	300	366
Total interest expense	604	545	593
Net interest revenue	$2,984	$2,925	$2,915

Other noninterest expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Non-Interest Expense

The following table provides a breakdown of other noninterest expense presented on the consolidated income statement.

Other noninterest expense
(in millions)	2011	2010	2009
Litigation	$210	$217	$34
Communications	173	140	115
Clearing	135	127	117
Other	629	576	688
Total other	$1,147	$1,060	$954

Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2011
Operational Efficiency Initiatives 2011
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the operational efficiency initiatives through Dec. 31, 2011.

Operational efficiency initiatives 2011 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	$74	$-	$74

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Operational efficiency initiatives 2011 – restructuring charge by business
(in millions)	2011
Investment Management	$17
Investment Services	41
Other segment (including Business Partners)	49
Total restructuring charge	$107

Global Location Strategy 2009
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2011.

Global location strategy 2009 – restructuring charge reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Utilization	-	(23)	(23)
Balance at Dec. 31, 2009	102	14	116
Additional charges	29	6	35
Utilization	(50)	(1)	(51)
Balance at Dec. 31, 2010	$81	$19	$100
Additional (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	$27	$11	$38

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2011	2010	2009
Investment Management	$-	$15	$40	$55
Investment Services	(18)	26	68	76
Other segment (including Business Partners)	3	(6)	31	28
Total restructuring charge	$(15)	$35	$139	$159

Workforce Reduction Program 2008
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the workforce reduction program through Dec. 31, 2011.

Workforce reduction program 2008 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$166	$15	$181
Additional charges	4	7	11
Utilization	(105)	(22)	(127)
Balance at Dec. 31, 2009	$65	$-	$65
Additional (recovery)	(7)	-	(7)
Utilization	(42)	-	(42)
Balance at Dec. 31, 2010	$16	$-	$16
Additional (recovery)	(3)	-	(3)
Utilization	(13)	-	(13)
Balance at Dec. 31, 2011	$-	$-	$-

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Workforce reduction program 2008 – restructuring charge (recovery) by business
(in millions)	2011	2010	2009	Total charges since inception
Investment Management	$(1)	$(5)	$9	$80
Investment Services	(2)	(2)	(2)	54
Other (including Business Partners)	-	-	4	48
Total restructuring charge	$(3)	$(7)	$11	$182

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Provision (Benefit) for Income Taxes from Continuing Operations

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Current taxes (benefits):
Federal	$691	$(670)	$289
Foreign	317	408	185
State and local	28	110	101
Total current tax expense (benefit)	1,036	(152)	575
Deferred taxes:
Federal	(34)	1,278	(1,676)
Foreign	(16)	(75)	-
State and local	62	(4)	(294)
Total deferred tax expense (benefit)	12	1,199	(1,970)
Provision (benefit) for income taxes	$1,048	$1,047	$(1,395)
(a)	Based on continuing operations for 2010 and 2009.

Components of Income (Loss) before Taxes

The components of income (loss) before taxes are as follows:

Components of income (loss) before taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Domestic	$2,336	$2,363	$(3,022)
Foreign	1,281	1,331	814
Income (loss) before taxes	$3,617	$3,694	$(2,208)
(a)	Based on continuing operations for 2010 and 2009.

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2011	2010
Depreciation and amortization	$2,599	$2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$2,556	$2,597

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate applicable to income from continuing operations.

	0000	0000	0000
Effective tax rate	Year ended Dec. 31,
	2011	2010	2009
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	2.4	4.5
Credit for low-income housing investments	(1.9)	(1.8)	2.6
Tax-exempt income	(2.6)	(2.3)	2.9
Foreign operations	(3.2)	(5.2)	3.5
Tax settlements	-	-	4.0
Tax loss on mortgages	-	-	10.8
Other – net	0.1	0.2	(0.1)
Effective rate	29.0%	28.3%	63.2%

Unrecognized Tax Positions
	000000	000000	000000
Unrecognized tax positions
(in millions)	2011	2010	2009
Beginning balance at Jan. 1, – gross	$289	$335	$189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, – gross	$250	$289	$335

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt

Long-term debt	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.50-6.92%	2012-2021	$12,367	2.50-6.92%	$9,354
Floating rate	0.35-1.40%	2012-2038	2,679	0.10-0.57%	1,475
Subordinated debt (a)	4.75-7.50%	2012-2033	3,201	4.40-7.50%	4,037
Junior subordinated debentures (a)	5.95-7.78%	2026-2043	1,686	5.95-7.78%	1,651
Total			$19,933		$16,517
(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts

The following table sets forth a summary of the Trust Preferred Securities issued by the Trusts as of Dec. 31, 2011:

Trust Preferred Securities at Dec. 31, 2011 (dollar amounts in millions)	Amount	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88	206	2028	2004	Par
BNY Capital V	350	5.95	361	2033	2008	Par
MEL Capital III (c)	309	6.37	300	2036	2016	Par
MEL Capital IV	500	6.24	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

Securitizations and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Incremental Assets and Liabilities of VIEs Included in Consolidated Financial Statements

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2011 and Dec. 31, 2010, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2010
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$483	$483
Trading assets	14,121	-	14,121
Other assets	645	-	645
Total assets	$14,766	$483	$15,249
Trading liabilities	13,561	-	13,561
Other liabilities	2	386	388
Total liabilities	$13,563	$386	$13,949
Non-redeemable noncontrolling interests	$699	$-	$699

Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

As of Dec. 31, 2011 and Dec. 31, 2010, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Non-consolidated VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$24	$-	$24
Other	34	-	34
Total	$58	$-	$58

Credit Supported | Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

The tables below show the financial statement items related to non-consolidated VIEs to which we have provided credit support agreements at Dec. 31, 2011 and Dec. 31, 2010.

Credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$-

Credit supported VIEs at Dec. 31, 2010			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$-	$-	$13

Credit Supported | Variable Interest Entity, Primary Beneficiary
Schedule of Variable Interest Entities

Certain funds have been created solely with securities that are subject to credit support agreements where we have agreed to absorb the majority of loss. Accordingly, these funds have been consolidated into BNY Mellon and have affected the following financial statement items at Dec. 31, 2011 and Dec. 31, 2010.

Consolidated credit supported VIEs at Dec. 31, 2011
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24

Consolidated credit supported VIEs at Dec. 31, 2010
(in millions)	Assets	Liabilities	Maximum loss exposure
Available-for-sale	$53	$-	$53
Other	-	126	51
Total	$53	$126	$104

Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated and Largest Bank Subsidiary Capital Ratios

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2011	2010
Consolidated capital ratios:
Tier 1	15.0%	13.4%
Total capital	17.0	16.3
Leverage	5.2	5.8
The Bank of New York Mellon capital ratios:
Tier 1	14.3%	11.4%
Total capital	17.7	15.3
Leverage	5.3	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines

At Dec. 31, 2011, the amounts of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceed the well capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2011
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$9,254	$7,241
Total capital	7,208	6,708
Leverage	565	618

Components of Tier 1 and Total Risk-Based Capital

The following table presents the components of our Basel I Tier 1 and total risk-based capital at Dec. 31, 2011 and 2010.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2011	2010 (b)
Tier 1 capital:
Common shareholders’ equity	$33,417	$32,354
Trust preferred securities	1,659	1,676
Adjustments for:
Goodwill and other intangibles (c)	(20,630)	(21,297)
Pensions/cash flow hedges	1,426	1,053
Securities valuation allowance	(450)	(170)
Merchant banking investments	(33)	(19)
Total Tier 1 capital	15,389	13,597
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	5
Qualifying subordinated debt	1,545	2,381
Qualifying allowance for credit losses	497	571
Total Tier 2 capital	2,044	2,957
Total risk-based capital	$17,433	$16,554
Total risk-weighted assets	$102,255	$101,407
Average assets for leverage capital purposes	$296,484	$235,905
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Includes discontinued operations.
(c)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.

Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)

(dollars in millions)	Foreign currency translation		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges (a)	Total accumulated unrealized gain (loss)
			Pensions	Other post- retirement benefits
2008 ending balance, net of tax (expense) benefit	$(363)		$(956)	$(66)	$(4,053)	$37	$(5,401)
Adjustments for the cumulative effect of applying ASC 320, net of taxes of $-, $-, $-, $470, $-, $470	-		-	-	(676)	-	(676)
Adjusted balance at Jan. 1, 2009	(363)		(956)	(66)	(4,729)	37	(6,077)
Change in 2009, net of tax (expense) benefit of $(82), $14, $(34), $(489), $(1), $(592)	227		(46)	(1)	762	(16)	926
Reclassification adjustment, net of tax (expense) benefit $-, $-, $-, $(2,022), $-, $(2,022)	-		-	-	3,348	(32)	3,316
2009 total unrealized gain (loss)	227		(46)	(1)	4,110	(48)	4,242
2009 ending balance, net of tax (expense) benefit	$(136)		$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-		-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)		(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010, net of tax (expense) benefit of $(68), $15, $(3), $(469), $-, $(525)	(319)		9	12	747	12	461
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $12, $2, $14	(18	) (b)	-	-	18 (b)	(5)	(5)
2010 total unrealized gain (loss)	(337)		9	12	765	7	456
2010 ending balance, net of tax (expense) benefit	$(473)		$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011, net of tax (expense) benefit of $(11), $230, $24, $(177), $(2), $64	(178)		(336)	(41)	306	3	(246)
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $22, $2, $24	-		-	-	(26)	-	(26)
2011 total unrealized gain (loss)	(178)		(336)	(41)	280	3	(272)
2011 ending balance, net of tax (expense) benefit	$(651)		$(1,329)	$(96)	$450	$(1)	$(1,627)
(a)	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.
(b)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income.

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Weighted Average Assumptions In Lattice-Based Binomial Method

The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2011	2010	2009
Dividend yield	2.2%	2.2%	3.1%
Expected volatility	32	32	34
Risk-free interest rate	2.75	2.94	2.22
Expected option lives (in years)	6.7	6.6	5.9

Summary of Stock Option Activity

A summary of the status of our options as of Dec. 31, 2011, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2010	92,540,471	$35.21
Granted	8,739,395	29.98
Exercised	(809,287)	21.11
Canceled	(13,667,087)	44.73
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Vested and expected to vest at Dec. 31, 2011	86,150,188	33.35	5.2
Exercisable at Dec. 31, 2011	60,158,853	35.21	4.0

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2011
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2011	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2011	Weighted- average exercise price
$ 18 to 31	43,343,651	6.5	$26.05	20,108,983	$24.96
31 to 41	22,879,675	3.8	37.03	22,004,630	36.93
41 to 51	20,580,166	3.9	44.51	18,045,240	44.52
$ 18 to 51	86,803,492	5.2	$33.32	60,158,853	$35.21
(a)	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2011	2010	2009
Outstanding at Dec. 31,	$22	$193	$167
Exercisable at Dec. 31,	$11	$77	$26

Nonvested Restricted Stock, RSUs and TSRs Activity

The following table summarizes our nonvested restricted stock, RSU and TSR activity for 2011.

Nonvested restricted stock, RSUs and TSRs activity	Number of shares	Weighted- average fair value
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	11,319,776	$29.96
Granted	5,828,098	29.79
Vested	(3,530,607)	39.91
Forfeited	(483,809)	33.79
Nonvested restricted stock and RSUs at Dec. 31, 2011 (a)	13,133,458	$26.44
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2011 of $19.91.

Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.71%	4.97%	5.29%	4.75%	5.71%	5.00%	5.40%
Rate of compensation increase	3.00	3.50	3.57	4.47	3.00	3.50	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,139)	$(2,835)	$(626)	$(555)	$(232)	$(242)	$(3)	$(3)
Service cost	(64)	(90)	(33)	(28)	(2)	(2)	-	-
Interest cost	(174)	(171)	(36)	(30)	(13)	(14)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	26	-	(3)	-	-	-	-
Actuarial gain (loss)	(397)	(224)	(5)	(28)	(67)	5	(1)	-
(Acquisitions) divestitures	-	-	-	(11)	-	-	-	-
Curtailments	(5)	-	-	-	-	-	-	-
Benefits paid	140	155	12	10	26	21	-	-
Foreign exchange adjustment	N/A	N/A	5	20	N/A	N/A	-	-
Benefit obligation at end of period	(3,639)	(3,139)	(684)	(626)	(288)	(232)	(4)	(3)
Change in fair value of plan assets
Fair value at beginning of period	3,628	3,331	611	540	71	66	-	-
Actual return on plan assets	26	427	30	70	2	5	-	-
Employer contributions	15	25	56	21	26	21	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	10	-	-	-	-
Benefit payments	(140)	(155)	(12)	(10)	(26)	(21)	-	-
Foreign exchange adjustment	N/A	N/A	(5)	(21)	N/A	N/A	-	-
Fair value at end of period	3,529	3,628	681	611	73	71	-	-
Funded status at end of period	$(110)	$489	$(3)	$(15)	$(215)	$(161)	$(4)	$(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,126	$1,582	$188	$177	$124	$56	$(2)	$(4)
Prior service cost (credit)	(78)	(94)	3	3	(3)	(4)	-	-
Net initial obligation (asset)	-	-	-	-	3	8	-	-
Total (before tax effects)	$2,048	$1,488	$191	$180	$124	$60	$(2)	$(4)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2011	2010	2009		2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,836	$3,861	$3,651		$624	$529	$459	$78	$76	$77	N/A	N/A	N/A
Discount rate	5.71%	6.21%	6.38%		5.29%	5.74%	6.18%	5.71%	6.21%	6.38%	5.40%	5.85%	6.25%
Expected rate of return on plan assets	7.50	8.00	8.00		6.38	6.69	6.40	7.50	8.00	8.00	N/A	N/A	N/A
Rate of compensation increase	3.50	3.50	3.50		4.47	4.64	4.11	3.50	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$64	$90	$96		$33	$28	$20	$2	$2	$2	$-	$-	$-
Interest cost	174	171	160		36	30	24	13	14	16	-	-	-
Expected return on assets	(282)	(303)	(295)		(43)	(37)	(32)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-		-	-	-	5	4	4	-	-	-
Prior service cost (credit)	(16)	(14)	(14)		-	-	-	(1)	-	-	-	-	-
Net actuarial (gain) loss	109	71	26		14	11	3	3	5	5	(1)	(1)	(1)
Settlement (gain) loss	-	-	5		-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	5	-	-		-	-	-	-	-	-	-	-	-
Other	-	-	(10)		(1)	-	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$54	$15	$(32	) (a)	$39	$32	$15	$16	$19	$21	$(1)	$(1)	$(1)
(a)	Includes discontinued operations.

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2011	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$653	$22	$71	$1
Recognition of prior years’ net gain (loss)	(109)	(14)	(3)	1
Prior service cost (credit) arising during period	-	-	-	-
Recognition of prior years’ service (cost) credit	16	-	1	-
Recognition of net initial (obligation) asset	-	-	(5)	-
Foreign exchange adjustment	N/A	3	-	-
Total recognized in other comprehensive (income) loss (before tax effects)	$560	$11	$64	$2

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2012 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$167	$12	$9	$-
Prior service cost recognition	(16)	-	-	-
Net initial obligation (asset) recognition	-	-	3	-

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Pension benefits:
Prepaid benefit cost	$103	$680	$41	$52
Accrued benefit cost	(213)	(191)	(44)	(67)
Total pension benefits	$(110)	$489	$(3)	$(15)
Healthcare benefits:
Accrued benefit cost	$(215)	$(161)	$(4)	$(3)
Total healthcare benefits	$(215)	$(161)	$(4)	$(3)

Plans with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Projected benefit obligation	$234	$212	$35	$32
Accumulated benefit obligation	233	211	29	26
Fair value of plan assets	20	21	3	2

Pension Investment Asset Allocation

Our pension assets were invested as follows at Dec. 31, 2011 and 2010:

Asset allocations	Domestic		Foreign
	2011	2010	2011	2010
Equities	52%	57%	64%	55%
Fixed income	38	33	29	28
Private equities	3	3	-	-
Alternative investment	6	6	3	9
Real estate	-	-	3	3
Cash	1	1	1	5
Total pension benefits	100%	100%	100%	100%

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2012	$177	$9
2013	183	11
2014	197	11
2015	213	13
2016	233	17
2017-2021	1,256	101
Total pension benefits	$2,259	$162
Healthcare benefits:
Year 2012	$24	$-
2013	24	-
2014	24	-
2015	24	-
2016	25	-
2017-2021	119	1
Total healthcare benefits	$240	$1

Pension and Postretirement Plan Investment Assets Measured at Fair Value on a Recurring Basis

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2011 and Dec. 31, 2010, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,070	$-	$1,070
Common and preferred stock	893	-	-	893
Corporate debt obligations	-	792	-	792
U.S. and sovereign government obligations	385	83	-	468
Funds of funds	-	-	128	128
Venture capital and partnership interests	-	-	121	121
Exchange traded funds	57	-	-	57
Total domestic plan assets, at fair value	$1,335	$1,945	$249	$3,529

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,181	$-	$1,181
Common and preferred stock	938	-	-	938
Corporate debt obligations	-	777	-	777
U.S. and sovereign government obligations	271	209	-	480
Funds of funds	-	-	134	134
Venture capital and partnership interests	-	-	115	115
Exchange traded funds	3	-	-	3
Total domestic plan assets, at fair value	$1,212	$2,167	$249	$3,628

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$234	$126	$-	$360
Sovereign/government obligation funds	57	46	-	103
Corporate debt funds	-	67	14	81
Cash and currency	26	-	-	26
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$317	$239	$55	$611

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses):
Included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$2	$8	$10

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$1	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Changes in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$110	$8	$(3)	$-	$115	$2
Funds of funds	121	5	8	-	134	2
Total plan assets at fair value	$231	$13	$5	$-	$249	$4

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Change in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$36	$5	$-	$-	$41	$5
Corporate debt funds	13	1	-	-	14	1
Total plan assets at fair value	$49	$6	$-	$-	$55	$6

Pension and Post-Retirement Plan Assets Valued Using Net Asset Value

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Company financial information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Income Statement Parent Corporation

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Dividends from bank subsidiaries	$120	$200	$611
Dividends from nonbank subsidiaries	54	74	176
Interest revenue from bank subsidiaries	211	211	228
Interest revenue from nonbank subsidiaries	130	131	146
Gain (loss) on securities held for sale	17	5	(2)
Other revenue	51	73	81
Total revenue	583	694	1,240
Interest (including $13, $14 and $23 to subsidiaries)	282	285	366
Other expense	138	221	338
Total expense	420	506	704
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	163	188	536
Provision (benefit) for income taxes	66	(465)	(357)
Equity in undistributed net income (loss):
Bank subsidiaries	1,781	1,630	(2,271)
Nonbank subsidiaries	638	235	294
Net income (loss)	2,516	2,518	(1,084)
Redemption charge and preferred dividends	-	-	(283)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	$2,516	$2,518	$(1,367)
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation

Condensed Balance Sheet—The Bank of

New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2011	2010
Assets:
Cash and due from banks	$4,884	$3,452
Securities	188	219
Loans—net of allowance	20	52
Investment in and advances to subsidiaries and associated companies:
Banks	29,169	26,349
Other	20,930	20,578
Subtotal	50,099	46,927
Corporate-owned life insurance	666	650
Other assets	3,009	3,014
Total assets	$58,866	$54,314
Liabilities:
Deferred compensation	$492	$497
Commercial paper	10	10
Affiliate borrowings	3,407	3,344
Other liabilities	2,735	2,682
Long-term debt	18,805	15,427
Total liabilities	25,449	21,960
Shareholders’ equity	33,417	32,354
Total liabilities and shareholders’ equity	$58,866	$54,314

Condensed Statement of Cash Flows Parent Corporation

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Operating activities:
Net income (loss)	$2,516	$2,518	$(1,084)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	14	13
Equity in undistributed net (income)/loss of subsidiaries	(2,419)	(1,865)	1,977
Change in accrued interest receivable	(22)	2	(41)
Change in accrued interest payable	11	2	(1)
Change in taxes payable (a)	168	(321)	(482)
Other, net	(80)	179	(455)
Net cash provided by/(used in) operating activities	187	529	(73)
Investing activities:
Purchases of securities	(50)	(5)	(9)
Proceeds from sales of securities	101	43	129
Change in loans	32	61	110
Acquisitions of, investments in, and advances to subsidiaries	(611)	(1,002)	(566)
Other, net	-	208	-
Net cash used in investing activities	(528)	(695)	(336)
Financing activities:
Net change in commercial paper	-	(2)	(4)
Proceeds from issuance of long-term debt	5,042	1,347	3,350
Repayments of long-term debt	(1,911)	(2,614)	(1,277)
Change in advances from subsidiaries	63	(10)	59
Issuance of common stock	43	728	1,387
Treasury stock acquired	(873)	(41)	(28)
Cash dividends paid	(593)	(440)	(673)
Series B preferred stock repurchased	-	-	(3,000)
Warrant repurchased	-	-	(136)
Tax benefit realized on share based payment awards	2	1	4
Net cash provided by/(used in) financing activities	1,773	(1,031)	(318)
Change in cash and due from banks	1,432	(1,197)	(727)
Cash and due from banks at beginning of year	3,452	4,649	5,376
Cash and due from banks at end of year	$4,884	$3,452	$4,649
Supplemental disclosures
Interest paid	$293	$284	$367
Income taxes paid	$212	$442 (b)	$1,013 (b)
Income taxes refunded	123	178 (b)	609 (b)
(a)	Includes payments received from subsidiaries for taxes of $501 million in 2011, $900 million in 2010, and $967 million in 2009.
(b)	Includes discontinued operations.

Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount and Fair Value of Financial Instruments

Summary of financial instruments
	Dec. 31, 2011		Dec. 31, 2010
(in millions)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$90,243	$90,243	$18,549	$18,549
Interest-bearing deposits with banks	36,321	36,382	50,200	50,253
Federal funds sold and securities purchased under resale agreements	4,510	4,510	5,169	5,169
Securities	84,665	84,802	68,950	68,504
Trading assets	7,861	7,861	6,276	6,276
Loans	40,976	41,186	34,163	34,241
Hedging derivatives:
Interest rate contracts	965	965	834	834
Foreign exchange contracts	635	635	2	2
Total hedging derivatives	1,600	1,600	836	836
Other financial assets	9,004	9,004	8,283	8,283
Total financial assets	275,180	275,588	192,426	192,111
Assets of discontinued operations	-	-	278	278
Assets of consolidated investment management funds – primarily trading	11,347	11,347	14,766	14,766
Non-financial assets	38,739		39,789
Total assets	$325,266		$247,259
Liabilities:
Noninterest-bearing deposits	$95,335	$95,335	$38,703	$38,703
Interest-bearing deposits	123,759	123,760	106,636	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	6,267	5,602	5,602
Trading liabilities	8,071	8,071	6,911	6,911
Payables to customers and broker-dealers	12,671	12,671	9,962	9,962
Borrowings	2,376	2,376	2,997	2,997
Long-term debt	19,933	20,459	16,517	17,120
Hedging derivatives:
Interest rate contracts	298	298	44	44
Foreign exchange contracts	21	21	116	116
Total hedging derivatives	319	319	160	160
Total financial liabilities	268,731	269,258	187,488	188,872
Liabilities of consolidated investment management funds – primarily trading	10,085	10,085	13,563	13,563
Non-financial liabilities	12,249		13,051
Total liabilities	$291,065		$214,102

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of the Hedge and Estimated Fair Value of Derivatives

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the estimated fair value (unrealized gain (loss)) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)
At Dec. 31, 2010:
Interest-bearing deposits with banks	$6,763	$6,763	$-	$-
Securities available-for-sale	2,170	2,168	51	(3)
Deposits	27	25	3	-
Long-term debt	12,540	11,774	780	(41)

Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value at Dec. 31, 2011 and 2010, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2011.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-		$17,326
U.S. Government agencies	-	958	-	-		958
Sovereign debt	44	11,910	-	-		11,954
State and political subdivisions (b)	-	2,694	45	-		2,739
Agency RMBS	-	26,796	-	-		26,796
Alt-A RMBS	-	273	-	-		273
Prime RMBS	-	815	-	-		815
Subprime RMBS	-	418	-	-		418
Other RMBS	-	903	-	-		903
Commercial MBS	-	3,339	-	-		3,339
Asset-backed CLOs	-	1,444	-	-		1,444
Other asset-backed securities	-	532	-	-		532
Equity securities	9	21	-	-		30
Money market funds (b)	973	-	-	-		973
Other debt securities	-	4,360	3	-		4,363
Foreign covered bonds	1,820	605	-	-		2,425
Alt-A RMBS (c)	-	1,879	-	-		1,879
Prime RMBS (c)	-	1,175	-	-		1,175
Subprime RMBS (c)	-	125	-	-		125
Total available-for-sale	20,172	58,247	48	-		78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-		2,203
Derivative assets:
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047	) (g)	5,658
Total trading assets	5,259	28,489	160	(26,047)		7,861
Loans	-	10	-	-		10
Other assets (e)	672	1,019	157	-		1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)		88,186
Percentage of assets prior to netting	22.9%	76.8%	0.3%
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-		10,751
Other assets	453	143	-	-		596
Total assets of consolidated investment management funds	776	10,571	-	-		11,347
Total assets	$26,879	$98,336	$365	$(26,047)		$99,533
Percentage of assets prior to netting	21.4%	78.3%	0.3%
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-		$955
Derivative liabilities:
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009	) (g)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)		8,071
Long-term debt (b)	-	326	-	-		326
Other liabilities (f)	14	368	-	-		382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)		8,779
Percentage of liabilities prior to netting	14.2%	84.9%	0.9%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-		10,053
Other liabilities	2	30	-	-		32
Total liabilities of consolidated investment management funds	2	10,083	-	-		10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)		$18,864
Percentage of liabilities prior to netting	10.9%	88.4%	0.7%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2010
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)		Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,609	$-	$-	$-		$12,609
U.S. Government agencies	-	1,005	-	-		1,005
Sovereign debt	27	8,522	-	-		8,549
State and political subdivisions (b)	-	498	10	-		508
Agency RMBS	-	19,727	-	-		19,727
Alt-A RMBS	-	470	-	-		470
Prime RMBS	-	1,227	-	-		1,227
Subprime RMBS	-	508	-	-		508
Other RMBS	-	1,331	-	-		1,331
Commercial MBS	-	2,639	-	-		2,639
Asset-backed CLOs	-	249	-	-		249
Other asset-backed securities	-	539	-	-		539
Equity securities	18	29	-	-		47
Money market funds (b)	2,538	-	-	-		2,538
Other debt securities	91	3,193	58	-		3,342
Foreign covered bonds	2,260	608	-	-		2,868
Alt-A RMBS (c)	-	2,513	-	-		2,513
Prime RMBS (c)	-	1,825	-	-		1,825
Subprime RMBS (c)	-	158	-	-		158
Total securities available-for-sale	17,543	45,041	68	-		62,652
Trading assets:
Debt and equity instruments (d)	1,598	710	32	-		2,340
Derivative assets:
Interest rate	272	15,260	119	N/A
Foreign exchange	3,561	100	-	N/A
Equity	79	370	-	N/A
Other	1	1	-	N/A
Total derivative assets	3,913	15,731	119	(15,827	) (g)	3,936
Total trading assets	5,511	16,441	151	(15,827)		6,276
Loans	-	-	6	-		6
Other assets (e)	52	910	113	-		1,075
Subtotal assets of operations at fair value	$23,106	$62,392	$338	$(15,827)		$70,009
Percentage of assets prior to netting	26.9%	72.7%	0.4%
Assets of consolidated investment management funds:
Trading assets	279	13,842	-	-		14,121
Other assets	499	144	2	-		645
Total assets of consolidated investment management funds	778	13,986	2	-		14,766
Total assets	$23,884	$76,378	$340	$(15,827)		$84,775
Percentage of assets prior to netting	23.8%	75.9%	0.3%
Trading liabilities:
Debt and equity instruments	$1,277	$443	$6	$-		$1,726
Derivative liabilities:
Interest rate	-	16,126	149	N/A
Foreign exchange	3,648	59	-	N/A
Equity	54	304	22	N/A
Other	-	4	-	N/A
Total derivative liabilities	3,702	16,493	171	(15,181	) (g)	5,185
Total trading liabilities	4,979	16,936	177	(15,181)		6,911
Long-term debt (b)	-	269	-	-		269
Other liabilities (f)	115	473	2	-		590
Subtotal liabilities at fair value	$5,094	$17,678	$179	$(15,181)		$7,770
Percentage of liabilities prior to netting	22.2%	77.0%	0.8%
Liabilities of consolidated investment management funds:
Trading liabilities	-	13,561	-	-		13,561
Other liabilities	2	-	-	-		2
Total liabilities of consolidated investment management funds	2	13,561	-	-		13,563
Total liabilities	$5,096	$31,239	$179	$(15,181)		$21,333
Percentage of liabilities prior to netting	14.0%	85.5%	0.5%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	Includes private equity investments, seed capital and derivatives in designated hedging relationships.
(f)	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
(g)	Netting cannot be disaggregated by product.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2011					Dec. 31, 2010
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$99	-%	-%	-%	100%	$187	-%	-%	-%	100%
2005	113	-	-	-	100	209	-	-	-	100
2004 and earlier	61	27	13	47	13	74	70	25	5	-
Total Alt-A RMBS	$273	6%	3%	11%	80%	$470	11%	4%	1%	84%
Prime RMBS, originated in:
2007	$121	38%	4%	-%	58%	$254	50%	28%	7%	15%
2006	75	-	-	-	100	166	-	39	-	61
2005	230	32	-	-	68	310	39	-	14	47
2004 and earlier	389	29	38	11	22	497	79	12	6	3
Total prime RMBS	$815	28%	19%	5%	48%	$1,227	52%	16%	8%	24%
Subprime RMBS, originated in:
2007	$2	-%	2%	98%	-%	$5	-%	8%	92%	-%
2005	82	23	12	29	36	97	25	12	12	51
2004 and earlier	334	5	15	18	62	406	74	13	5	8
Total subprime RMBS	$418	8%	14%	21%	57%	$508	64%	13%	7%	16%
Commercial MBS—Domestic, originated in:
2009-2011	$200	100%	-%	-%	-%	$-	-%	-%	-%	-%
2008	25	16	84	-	-	-	-	-	-	-
2007	789	66	26	8	-	685	83	8	9	-
2006	892	85	15	-	-	582	90	10	-	-
2005	696	94	6	-	-	489	100	-	-	-
2004 and earlier	403	97	2	1	-	528	100	-	-	-
Total commercial MBS—Domestic	$3,005	84%	14%	2%	-%	$2,284	92%	5%	3%	-%
Foreign covered bonds:
Germany	$1,461	99%	1%	-%	-%	$2,260	99%	1%	-%	-%
Canada	795	100	-	-	-	608	100	-	-	-
Other	169	100	-	-	-	-	-	-	-	-
Total foreign covered bonds	$2,425	100%	-%	-%	-%	$2,868	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$686	72%	28%	-%	-%	$838	99%	1%	-%	-%
Ireland	203	-	50	47	3	299	92	8	-	-
Italy	150	100	-	-	-	218	100	-	-	-
Luxembourg	140	-	100	-	-	143	-	100	-	-
Australia	101	91	9	-	-	136	100	-	-	-
Germany	93	21	6	73	-	113	31	69	-	-
Netherlands	47	35	65	-	-	150	78	22	-	-
France	9	100	-	-	-	10	100	-	-	-
Total European floating rate notes—available-for-sale	$1,429	55%	34%	11%	-%	$1,907	85%	15%	-%	-%
Sovereign debt:
United Kingdom	$4,526	100%	-%	-%	-%	$3,214	100%	-%	-%	-%
France	2,790	100	-	-	-	1,845	100	-	-	-
Germany	2,347	100	-	-	-	3,065	100	-	-	-
Netherlands	2,230	100	-	-	-	396	100	-	-	-
Other	61	97	3	-	-	29	93	6	-	1
Total sovereign debt	$11,954	100%	-%	-%	-%	$8,549	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2007	$554	-%	-%	-%	100%	$792	-%	-%	-%	100%
2006	488	-	-	-	100	660	-	-	-	100
2005	628	5	-	1	94	820	2	-	4	94
2004 and earlier	209	-	4	27	69	241	22	46	19	13
Total Alt-A RMBS (b)	$1,879	2%	-%	3%	95%	$2,513	3%	4%	3%	90%
Prime RMBS (b), originated in:
2007	$370	-%	-%	-%	100%	$679	-%	-%	-%	100%
2006	308	-	-	-	100	431	-	-	-	100
2005	465	-	4	-	96	672	2	5	1	92
2004 and earlier	32	9	-	22	69	43	49	47	-	4
Total prime RMBS (b)	$1,175	-%	2%	1%	97%	$1,825	2%	3%	-%	95%
Subprime RMBS (b), originated in:
2007	$3	-%	-%	-%	100%	$15	-%	-%	-%	100%
2006	74	-	-	-	100	89	-	-	-	100
2005	11	-	-	-	100	13	-	-	-	100
2004 and earlier	37	5	34	-	61	41	53	-	-	47
Total subprime RMBS (b)	$125	2%	10%	-%	88%	$158	14%	-%	-%	86%
(a)	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(a)	-	(a)	6	(b)	15 (b)	-	9 (c)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses					$4		$15	$-	$-	$19
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (a)	(2	) (b)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$142	$-		$142
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in other revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized gains/(losses) recorded in				Purchases, issuances and settlements, net	Transfers in/(out) of Level 3		Fair value Dec. 31, 2010	Change in unrealized gains and (losses) related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Available-for-sale securities:
Asset-backed CLOs	$6	$-		$-		$-	$(6)		$-	$-
State and political subdivisions	-	1		-		-	9		10	1
Other debt securities	50	2		-		8	(2)		58	2
Total available-for-sale	56	3	(a)	-	(a)	8	1		68	3
Trading assets:
Debt and equity instruments	170	(1	) (b)	-		3	(140)		32	-
Derivative assets:
Interest rate	121	(19)		-		2	15		119	28
Equity	25	(25)		-		-	-		-	-
Total derivative assets	146	(44	) (b)	-		2	15		119	28
Total trading assets	316	(45)		-		5	(125)		151	28
Loans	25	2		-		(18)	(3)		6	-
Other assets	164	13	(c)	-		(4)	(60)		113	-
Total assets	$561	$(27)		$-		$(9)	$(187	) (d)	$338	$31
(a)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
(d)	Primarily relates to investments consolidated in accordance with ASC 810.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2010
(in millions)	Fair value Dec. 31, 2009	Total realized/unrealized (gains)/losses recorded in			Purchases, issuances and settlements, net	Transfers in/(out) of Level 3	Fair value Dec. 31, 2010	Change in unrealized (gains) and losses related to instruments held at Dec. 31, 2010
		Income		Comprehensive income
Trading liabilities:
Debt and equity instruments	$-	$-		$-	$6	$-	$6	$-
Derivative liabilities:
Interest rate	54	88		-	9	(2)	149	122
Equity	38	(31)		-	15	-	22	-
Total derivative liabilities	92	57	(a)	-	24	(2)	171	122
Total trading liabilities	92	57		-	30	(2)	177	122
Other liabilities	3	(1	) (b)	-	-	-	2	-
Total liabilities	$95	$56		$-	$30	$(2)	$179	$122
(a)	Reported in foreign exchange and other trading revenue.
(b)	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2011 and 2010.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$188	$53	$241
Other assets (b)	-	6	-	6
Total assets at fair value on a nonrecurring basis	$-	$194	$53	$247
(a)	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Fair value option (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Option of Consolidated Investment Management Funds at Fair Value

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)	Dec. 31,	Dec. 31,
	2011	2010
Assets of consolidated investment management funds:
Trading assets	$10,751	$14,121
Other assets	596	645
Total assets of consolidated investment management funds	$11,347	$14,766
Liabilities of consolidated investment management funds:
Trading liabilities	$10,053	$13,561
Other liabilities	32	2
Total liabilities of consolidated investment management funds	$10,085	$13,563
Non-redeemable noncontrolling interests of consolidated investment management funds	$670	$699

Fair Value Option - Changes in Fair Value Included in Foreign Exchange and Other Trading Activities

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2011	2010
Long-term debt (a)	$(57)	$(29)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risks Significant Industry Concentrations

Significant industry concentrations related to credit exposure at Dec. 31, 2011 are disclosed in the Financial institutions portfolio exposure table and the Commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Banks	$6.3	$1.9	$8.2
Securities industry	3.8	2.6	6.4
Insurance	0.1	4.6	4.7
Asset managers	0.8	3.2	4.0
Government	-	1.6	1.6
Other	0.1	1.6	1.7
Total	$11.1	$15.5	$26.6

Commercial portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.3	$5.7	$6.0
Energy and utilities	0.3	4.8	5.1
Services and other	0.5	4.5	5.0
Media and telecom	0.2	1.3	1.5
Total	$1.3	$16.3	$17.6

Summary of Off-Balance Sheet Credit Transactions, Net of Participations

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2011	2010
Lending commitments (a)	$28,406	$29,100
Standby letters of credit (b)	6,707	8,483
Commercial letters of credit	437	512
Securities lending indemnifications	268,812	278,069
Support agreements	63	116
(a)	Net of participations totaling $326 million at Dec. 31, 2011 and $423 million at Dec. 31, 2010.
(b)	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .

Standby Letters of Credits (SBLCs) by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2011	2010
Investment grade	91%	89%
Noninvestment grade	9%	11%

Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2011
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2011	2010	2009
Fair value hedges on loans	$0.1	$0.1	$(0.1)
Fair value hedges of securities	(8.6)	(4.2)	0.1
Fair value hedges of deposits and long-term debt	(5.3)	7.7	2.2
Cash flow hedges	(0.1)	0.1	-
Other (a)	(0.1)	(0.2)	0.1
Total	$(14.0)	$3.5	$2.3
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on the Balance Sheet

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2011 and 2010.

Impact of derivative instruments on the balance sheet	Notional Value		Asset Derivatives Fair Value (a)		Liability Derivatives Fair Value (a)
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as hedging instruments (b):
Interest rate contracts	$18,281	$13,967	$965	$834	$298	$44
Foreign exchange contracts	14,160	11,816	635	2	21	116
Total derivatives designated as hedging instruments			$1,600	$836	$319	$160
Derivatives not designated as hedging instruments (c):
Interest rate contracts	$975,308	$1,090,718	$26,652	$15,651	$27,440	$16,275
Equity contracts	8,205	6,905	418	449	330	380
Credit contracts	333	681	3	2	-	4
Foreign exchange contracts	379,235	315,050	4,632	3,661	4,355	3,707
Total derivatives not designated as hedging instruments			$31,705	$19,763	$32,125	$20,366
Total derivatives fair value (d)			$33,305	$20,599	$32,444	$20,526
Effect of master netting agreements			(26,047)	(15,827)	(25,009)	(15,181)
Fair value after effect of master netting agreements			$7,258	$4,772	$7,435	$5,345
(a)	Derivative financial instruments are reported net of cash collateral received and paid of $1,269 million and $231 million, respectively, at Dec. 31, 2011 and $889 million and $243 million, respectively, at Dec. 31, 2010.
(b)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(c)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

Impact of Derivative Instruments on the Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or (loss) recognized in income on hedged item	Amount of gain or (loss) recognized in hedged item Year ended Dec. 31,
		2011	2010	2009		2011	2010	2009
Interest rate contracts	Net interest revenue	$(150)	$370	$(406)	Net interest revenue	$136	$(366)	$408

Derivatives in cash flow hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivative (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$(118)	$(7)	$-	Net interest revenue	$(114)	$(6)	$-	Net interest revenue	$-	$-	$-
FX contracts	(6)	(134)	(1)	Other revenue	(6)	(135)	6	Other revenue	(0.1)	0.1	-
FX contracts	(525)	-	-	Trading revenue	(525)	-	-	Trading revenue	-	-	-
FX contracts	3	(1)	-	Salary expense	2	(1)	-	Salary expense	-	-	-
Interest rate contracts	-	-	-	Net interest revenue	-	-	26	Net interest revenue	-	-	-
Total	$(646)	$(142)	$(1)		$(643)	$(142)	$32		$(0.1)	$0.1	$-

Derivatives in net investment hedging relationships	Amount of gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,

	2011	2010	2009		2011	2010	2009		2011	2010	2009
FX contracts	$75	$(52)	$(298)	Net interest revenue	$-	$-	$-	Other revenue	$(0.1)	$(0.2)	$0.1

Revenue from Foreign Exchange and Other Trading Activities

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2011	2010	2009
Foreign exchange	$761	$787	$850
Fixed income	65	80	242
Credit derivatives (a)	(3)	(7)	(84)
Other	25	26	28
Total	$848	$886	$1,036
(a)	Used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in a Net Liability Position

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2011 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$936 million
Baa2/BBB	$1,129 million
Bal/BB+	$1,803 million
(a)	The change between rating categories is incremental, not cumulative.

Review of businesses (Tables)	12 Months Ended
Dec. 31, 2011
Contribution of Segments to Overall Profitability

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2011 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,264	(a)	$7,957	$475	$11,696	(a)
Net interest revenue	206		2,635	143	2,984
Total revenue	3,470		10,592	618	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,746		7,478	888	11,112
Income (loss) before taxes	$723	(a)	$3,114	$(270)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,043		$207,454	$46,648	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,234	(a)	$7,179	$478	$10,891	(a)
Net interest revenue	205		2,448	272	2,925
Total revenue	3,439		9,627	750	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,693		6,515	962	10,170
Income (loss) before taxes	$743	(a)	$3,112	$(220)	$3,635	(a)
Pre-tax operating margin (b)	22%		32%	N/M	26%
Average assets	$35,411		$161,605	$40,420	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

For the year ended Dec. 31, 2009
(dollar amounts in millions)	Investment Management	Investment Services	Other	Total continuing operations
Fee and other revenue	$2,825	$6,887	$(4,973)	$4,739
Net interest revenue	242	2,349	324	2,915
Total revenue	3,067	9,236	(4,649)	7,654
Provision for credit losses	1	-	331	332
Noninterest expense	2,499	5,901	1,130	9,530
Income (loss) before taxes	$567	$3,335	$(6,110)	$(2,208)
Pre-tax operating margin (a)	18%	36%	N/M	N/M
Average assets	$21,840	$151,001	$37,098	$209,939	(b)
(a)	Income before taxes divided by total revenue.
(b)	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.

International operations (Tables)	12 Months Ended
Dec. 31, 2011
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations

Total revenue, income before income taxes, income from continuing operations and total assets of our international operations are shown in the table below.

International operations
	International				Total international	Total domestic
(in millions)	EMEA		APAC	Other				Total
2011:
Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427		$325,266
Total revenue	3,780	(b)	842	769	5,391	9,339		14,730
Income before taxes	1,135		426	350	1,911	1,706		3,617
Net income	867		325	267	1,459	1,110		2,569
2010 (c):
Total assets at period end (a)	$72,629	(b)	$8,806	$3,124	$84,559	$162,422		$246,981
Total revenue	3,497	(b)	745	735	4,977	8,898		13,875
Income before taxes	1,222		394	348	1,964	1,730		3,694
Net income from continuing operations	916		295	261	1,472	1,175		2,647
2009 (c):
Total assets at period end (a)	$58,011	(b)	$5,588	$1,375	$64,974	$145,008		$209,982
Total revenue	2,825	(b)(d)	669	578	4,072	3,582		7,654
Income (loss) before taxes	863	(d)	287	257	1,407	(3,615)		(2,208)
Net income (loss) from continuing operations	667	(d)	222	199	1,088	(1,901	) (e)	(813)
(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
(b)	Includes revenue of approximately $2.2 billion, $2.1 billion and $1.6 billion and assets of approximately $28.3 billion, $44.7 billion and $43.0 billion in 2011, 2010, and 2009, respectively, of international operations domiciled in the United Kingdom, which is 15%, 15% and 21% of total revenue and 9%, 18%, and 20% of total assets, respectively.
(c)	Presented on a continuing operations basis.
(d)	In 2009, excludes the $269 million of investment securities losses on the European floating rate notes.
(e)	Domestic income from continuing operations in 2009 was reduced by investment securities losses.

Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2011
Noncash Investing and Financing Transactions that are Not Reflected in the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2011	2010	2009
Transfers from loans to other assets for OREO	$16	$11	$11
Assets of consolidated VIEs	3,419	15,249	-
Liabilities of consolidated VIEs	3,478	13,949	-
Non-controlling interests of consolidated VIEs	29	699	-
Disposition of business	544	-	-
Issuance of common stock for acquisitions	-	-	85

Significant Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
CIBC Mellon
Percentage Ownership	50.00%
Book Value	$ 577
Wing Hang
Percentage Ownership	20.40%
Book Value	399
Siguler Guff
Percentage Ownership	20.00%
Book Value	267
ConvergEx
Percentage Ownership	33.20%
Book Value	152
West LB Joint Venture
Percentage Ownership	50.00%
Book Value	$ 91

Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 MortgagePool Year
Significant Accounting Policies [Line Items]
Minimum Loan amount to measure impairment allowance	$ 1
Number of pools that residential mortgages are segregated into for probability of default estimation	6
Minimum estimated useful lives of owned and capitalized assets ( In years)	2
Maximum estimated useful lives of owned and capitalized assets ( In years)	40
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time that the difference between actual experience vs. expected returns is adjusted against the market-related value (years)	5
Minimum amount of majority of loans, primarily to institutional customers	1
Minimum loan amount for commercial loans to be assigned a credit rating	$ 1

Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Shareowner Services	Dec. 31, 2011 Shareowner Services	Jun. 30, 2011 Talon Asset Management Year	Nov. 30, 2011 Penson Financial Services Australia Pty Ltd Year	Jun. 30, 2010 Global Investment Servicing Year	Aug. 02, 2010 BHF Asset Servicing GmbH Year	Aug. 31, 2010 I(3) Advisors of Toronto Year	Nov. 30, 2009 Insight Investment Management Limited Year
Business Acquisition [Line Items]
Contingent payments	$ 17,000,000
Potential obligation to pay additional consideration, lower limit	3,000,000
Potential obligation to pay additional consideration, upper limit	35,000,000
Potential obligation to pay additional consideration, period of measurement (in years)	3 years
Business acquisition				11,000,000	33,000,000	2,300,000,000	370,000,000	21,100,000	377,000,000
Assets acquired						590,000,000	3,600,000,000
Potential contingent additional consideration recorded as goodwill				5,000,000
Assets acquired, securities							2,600,000,000
Liabilities assumed						250,000,000	3,400,000,000
Goodwill related to acquisition						1,505,000,000
Liabilities assumed, deposits							2,300,000,000
Goodwill related to acquisition, tax deductible				10,000,000	10,000,000	1,256,000,000	272,000,000
Goodwill related to acquisition, non-tax deductible						249,000,000		8,000,000	202,000,000
Intangible assets, useful life, minimum (in years)						10
Intangible assets, useful life (in years)				20	9		10	33
Intangible assets, useful life, maximum (in years)						20			11
Intangible assets - customer relationships				6,000,000	6,000,000			10,000,000
Intangible assets - customer contracts						477,000,000	40,000,000		111,000,000
Business disposition, sales price		550,000,000
Business disposition, pre-tax gain		98,000,000
Business disposition, revenue			273,000,000
Business disposition, per tax income			$ 21,000,000

Summarized Financial Information for Income (Loss) from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fee and other revenue			$ 7
Net interest revenue	9		59
Provision for loan losses			191
Net interest revenue after provision for loan losses	9		(132)
Noninterest expense:
Staff	4		37
Professional, legal and other purchased services	4		4
Net occupancy	1		5
Other	3		16
Goodwill impairment			50
Total noninterest expense	12		112
Income (loss) from operations	(3)		(237)
Loss on assets held for sale	(106)		(184)
Loss on sale of MUNB	(1)
Provision (benefit) for income taxes	(44)	[1]	(151)	[1]
Net income (loss) from discontinued operations	$ (66)	[1]	$ (270)	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Summarized Financial Information for Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans, net of allowance for loan losses		$ 183
Deferred taxes		90
Other assets		5
Assets of discontinued operations		278
Liabilities of discontinued operations

Discontinued operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations		$ 278
Loans previously reported as discontinued operations at fair value	114
Net gain on loan sales and valuation changes on loans	$ 100

Amortized Cost and Fair Values of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 80,945		$ 66,016
Gross unrealized Gains	2,063		1,500
Gross unrealized Losses	1,001		1,207
Fair value	82,007		66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	77,424		62,361
Gross unrealized Gains	1,917		1,389
Gross unrealized Losses	874		1,098
Fair value	78,467		62,652
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	16,814		12,650
Gross unrealized Gains	514		97
Gross unrealized Losses	2		138
Fair value	17,326		12,609
Available-for-sale | U.S. Government Agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	932		1,007
Gross unrealized Gains	26		2
Gross unrealized Losses			4
Fair value	958		1,005
Available-for-sale | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	2,724		559
Gross unrealized Gains	62		4
Gross unrealized Losses	47		55
Fair value	2,739		508
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26,232		19,383
Gross unrealized Gains	575		387
Gross unrealized Losses	11		43
Fair value	26,796		19,727
Available-for-sale | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	306		475
Gross unrealized Gains	9		34
Gross unrealized Losses	42		39
Fair value	273		470
Available-for-sale | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	916		1,305
Gross unrealized Gains	1		8
Gross unrealized Losses	102		86
Fair value	815		1,227
Available-for-sale | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	606		696
Gross unrealized Gains	2
Gross unrealized Losses	190		188
Fair value	418		508
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,133		1,665
Gross unrealized Gains			1
Gross unrealized Losses	230		335
Fair value	903		1,331
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	3,327		2,650
Gross unrealized Gains	89		89
Gross unrealized Losses	77		100
Fair value	3,339		2,639
Available-for-sale | Asset-Backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	1,480		263
Gross unrealized Gains	1
Gross unrealized Losses	37		14
Fair value	1,444		249
Available-for-sale | Other Asset-Backed Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	527		532
Gross unrealized Gains	8		9
Gross unrealized Losses	3		2
Fair value	532		539
Available-for-sale | Foreign Covered Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,410		2,884
Gross unrealized Gains	18
Gross unrealized Losses	3		16
Fair value	2,425		2,868
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	16,016		11,800
Gross unrealized Gains	339		148
Gross unrealized Losses	38		57
Fair value	16,317	[1]	11,891	[2]
Available-for-sale | Equity Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	26		36
Gross unrealized Gains	4		11
Fair value	30		47
Available-for-sale | Money Market Funds
Gain (Loss) on Investments [Line Items]
Amortized cost	973		2,538
Fair value	973		2,538
Available-for-sale | Grantor Trust Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,790	[3]	2,164	[4]
Gross unrealized Gains	157	[3]	364	[4]
Gross unrealized Losses	68	[3]	15	[4]
Fair value	1,879	[3]	2,513	[4]
Available-for-sale | Grantor Trust Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,090	[3]	1,626	[4]
Gross unrealized Gains	106	[3]	205	[4]
Gross unrealized Losses	21	[3]	6	[4]
Fair value	1,175	[3]	1,825	[4]
Available-for-sale | Grantor Trust Sub Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	122	[3]	128	[4]
Gross unrealized Gains	6	[3]	30	[4]
Gross unrealized Losses	3	[3]
Fair value	125	[3]	158	[4]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	3,521		3,655
Gross unrealized Gains	146		111
Gross unrealized Losses	127		109
Fair value	3,540		3,657
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	813
Gross unrealized Gains	53
Fair value	866
Held-to-maturity | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	100		119
Gross unrealized Gains	3		2
Fair value	103		121
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	658		397
Gross unrealized Gains	39		33
Fair value	697		430
Held-to-maturity | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	153		215
Gross unrealized Gains	4		5
Gross unrealized Losses	19		19
Fair value	138		201
Held-to-maturity | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	121		149
Gross unrealized Gains			2
Gross unrealized Losses	10		5
Fair value	111		146
Held-to-maturity | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		28
Gross unrealized Losses	3		3
Fair value	25		25
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,617		2,709
Gross unrealized Gains	47		69
Gross unrealized Losses	93		81
Fair value	1,571		2,697
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		34
Gross unrealized Losses	2		1
Fair value	26		33
Held-to-maturity | Other Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3		4
Fair value	$ 3		$ 4

[1]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[3]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[4]	Previously included in the Grantor Trust.

Amortized Cost and Fair Values of Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Fair value	$ 82,007		$ 66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	78,467		62,652
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Fair value	16,317	[1]	11,891	[2]
US Government-sponsored Enterprises Debt Securities | Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Fair value	$ 13,100		$ 11,000

[1]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

Realized Gross Gains, Realized Gross Losses and Recognized Gross Impairments on Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Realized gross gains	$ 183	$ 48	$ 130
Realized gross losses	(56)	(5)	(1,648)
Recognized gross impairments	(79)	(16)	(3,851)
Net securities gains (losses)	$ 48	$ 27	$ (5,369)

Aggregate Fair Value of Investments with a Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 10,942		$ 17,037
Less than 12 months Unrealized losses	183		336
12 months or more Fair value	4,043		4,661
12 months or more Unrealized losses	818		871
Total Fair value	14,985		21,698
Total Unrealized losses	1,001		1,207
Available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	10,766		16,704
Less than 12 months Unrealized losses	178		331
12 months or more Fair value	3,321		3,808
12 months or more Unrealized losses	696		767
Total Fair value	14,087		20,512
Total Unrealized losses	874		1,098
Available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	118		6,519
Less than 12 months Unrealized losses	2		138
Total Fair value	118		6,519
Total Unrealized losses	2		138
Available-for-sale | State And Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	483		210
Less than 12 months Unrealized losses	2		39
12 months or more Fair value	157		122
12 months or more Unrealized losses	45		16
Total Fair value	640		332
Total Unrealized losses	47		55
Available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,844		5,079
Less than 12 months Unrealized losses	10		42
12 months or more Fair value	140		206
12 months or more Unrealized losses	1		1
Total Fair value	3,984		5,285
Total Unrealized losses	11		43
Available-for-sale | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	132		55
Less than 12 months Unrealized losses	16		3
12 months or more Fair value	69		104
12 months or more Unrealized losses	26		36
Total Fair value	201		159
Total Unrealized losses	42		39
Available-for-sale | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	324		315
Less than 12 months Unrealized losses	25		13
12 months or more Fair value	447		739
12 months or more Unrealized losses	77		73
Total Fair value	771		1,054
Total Unrealized losses	102		86
Available-for-sale | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			3
12 months or more Fair value	400		484
12 months or more Unrealized losses	190		188
Total Fair value	400		487
Total Unrealized losses	190		188
Available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	5		49
Less than 12 months Unrealized losses	4		17
12 months or more Fair value	895		1,275
12 months or more Unrealized losses	226		318
Total Fair value	900		1,324
Total Unrealized losses	230		335
Available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	340		28
Less than 12 months Unrealized losses	2		1
12 months or more Fair value	495		536
12 months or more Unrealized losses	75		99
Total Fair value	835		564
Total Unrealized losses	77		100
Available-for-sale | Asset-Backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,143
Less than 12 months Unrealized losses	26
12 months or more Fair value	211		249
12 months or more Unrealized losses	11		14
Total Fair value	1,354		249
Total Unrealized losses	37		14
Available-for-sale | Other Asset-Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	60		1
Less than 12 months Unrealized losses	1
12 months or more Fair value	18		32
12 months or more Unrealized losses	2		2
Total Fair value	78		33
Total Unrealized losses	3		2
Available-for-sale | Foreign Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	368		2,553
Less than 12 months Unrealized losses	1		16
12 months or more Fair value	406
12 months or more Unrealized losses	2
Total Fair value	774		2,553
Total Unrealized losses	3		16
Available-for-sale | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,867		1,068
Less than 12 months Unrealized losses	12		37
12 months or more Fair value	54		61
12 months or more Unrealized losses	26		20
Total Fair value	2,921		1,129
Total Unrealized losses	38		57
Available-for-sale | Grantor Trust Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	595	[1]	196	[2]
Less than 12 months Unrealized losses	53	[1]	15	[2]
12 months or more Fair value	29	[1]
12 months or more Unrealized losses	15	[1]
Total Fair value	624	[1]	196	[2]
Total Unrealized losses	68	[1]	15	[2]
Available-for-sale | Grantor Trust Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	437	[1]	139	[2]
Less than 12 months Unrealized losses	21	[1]	6	[2]
Total Fair value	437	[1]	139	[2]
Total Unrealized losses	21	[1]	6	[2]
Available-for-sale | Grantor Trust Sub Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	50	[1]
Less than 12 months Unrealized losses	3	[1]
Total Fair value	50	[1]
Total Unrealized losses	3	[1]
Available-for-sale | U.S. Government Agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			489
Less than 12 months Unrealized losses			4
Total Fair value			489
Total Unrealized losses			4
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	176		333
Less than 12 months Unrealized losses	5		5
12 months or more Fair value	722		853
12 months or more Unrealized losses	122		104
Total Fair value	898		1,186
Total Unrealized losses	127		109
Held-to-maturity | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	69		18
Less than 12 months Unrealized losses	3
12 months or more Fair value	42		108
12 months or more Unrealized losses	16		19
Total Fair value	111		126
Total Unrealized losses	19		19
Held-to-maturity | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	56		73
12 months or more Unrealized losses	10		5
Total Fair value	56		73
Total Unrealized losses	10		5
Held-to-maturity | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	25		25
12 months or more Unrealized losses	3		3
Total Fair value	25		25
Total Unrealized losses	3		3
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	107		315
Less than 12 months Unrealized losses	2		5
12 months or more Fair value	573		614
12 months or more Unrealized losses	91		76
Total Fair value	680		929
Total Unrealized losses	93		81
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	26		33
12 months or more Unrealized losses	2		1
Total Fair value	26		33
Total Unrealized losses	$ 2		$ 1

[1]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[2]	Previously included in the Grantor Trust.

Maturity Distribution by Carrying Amount and Yield (on a Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Securities available-for-sale, amount:
One year or less	$ 6,230
Over 1 through 5 years	25,278
Over 5 through 10 years	4,107
Over 10 years	4,150
Total	78,467
Securities held-to-maturity, amount:
One year or less	3
Over 1 through 5 years	414
Over 5 through 10 years	432
Over 10 years	67
Total	3,521
Mortgage-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	35,723
Securities held-to-maturity, amount:
Without single maturity date	2,605
Asset-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	1,976
Equity Securities
Securities available-for-sale, amount:
Without single maturity date	1,003	[1]
U.S. Treasury
Securities available-for-sale, amount:
One year or less	1,165
Over 1 through 5 years	11,618
Over 5 through 10 years	2,313
Over 10 years	2,230
Total	17,326
Securities held-to-maturity, amount:
Over 1 through 5 years	413
Over 5 through 10 years	400
Total	813
Securities available-for-sale, yield:
One year or less	0.96%	[2]
Over 1 through 5 years	1.03%	[2]
Over 5 through 10 years	2.83%	[2]
Over 10 years	3.11%	[2]
Total	1.53%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Over 1 through 5 years	1.71%	[2]
Over 5 through 10 years	2.62%	[2]
Total	2.17%	[2]
U.S. Government Agencies
Securities available-for-sale, amount:
Over 1 through 5 years	958
Total	958
Securities available-for-sale, yield:
Over 1 through 5 years	1.63%	[2]
Total	1.63%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
State And Political Subdivisions
Securities available-for-sale, amount:
One year or less	60
Over 1 through 5 years	1,155
Over 5 through 10 years	1,063
Over 10 years	461
Total	2,739
Securities held-to-maturity, amount:
Over 1 through 5 years	1
Over 5 through 10 years	32
Over 10 years	67
Total	100
Securities available-for-sale, yield:
One year or less	1.44%	[2]
Over 1 through 5 years	1.93%	[2]
Over 5 through 10 years	3.87%	[2]
Over 10 years	4.80%	[2]
Total	3.16%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Over 1 through 5 years	6.87%	[2]
Over 5 through 10 years	6.66%	[2]
Over 10 years	6.58%	[2]
Total	6.60%	[2]
Other bonds, Notes and Debentures
Securities available-for-sale, amount:
One year or less	5,005
Over 1 through 5 years	11,547
Over 5 through 10 years	731
Over 10 years	1,459
Total	18,742
Securities held-to-maturity, amount:
One year or less	3
Total	3
Securities available-for-sale, yield:
One year or less	1.47%	[2]
Over 1 through 5 years	1.40%	[2]
Over 5 through 10 years	2.82%	[2]
Over 10 years	3.66%	[2]
Total	1.65%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Mortgage/Asset-Backed and Equity Securities
Securities available-for-sale, amount:
Total	38,702
Securities held-to-maturity, amount:
Total	2,605
Securities available-for-sale, yield:
Total	4.20%	[2]
Securities held-to-maturity, yield:
One year or less		[2]
Total	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Mortgage-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	35,723
Securities held-to-maturity, amount:
Without single maturity date	2,605
Securities available-for-sale, yield:
Without single maturity date	4.45%	[2]
Securities held-to-maturity, yield:
Without single maturity date	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Asset-Backed Securities
Securities available-for-sale, amount:
Without single maturity date	1,976
Securities available-for-sale, yield:
Without single maturity date	1.91%	[2]
Mortgage/Asset-Backed and Equity Securities | Equity Securities
Securities available-for-sale, amount:
Without single maturity date	$ 1,003	[1]
Securities available-for-sale, yield:
Without single maturity date	0.01%	[1],[2]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.

Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2011	Dec. 31, 2010
Alt-A
Gain (Loss) on Investments [Line Items]
Default Rate	44.00%	42.00%
Severity	57.00%	49.00%
Subprime RMBS
Gain (Loss) on Investments [Line Items]
Default Rate	63.00%	68.00%
Severity	73.00%	65.00%
Prime RMBS
Gain (Loss) on Investments [Line Items]
Default Rate	25.00%	20.00%
Severity	43.00%	42.00%

Pre-Tax Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 48	$ 27	$ (5,369)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	77	15
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	8	15
Alt-A RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(36)	(13)	(3,113)
Prime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(1)		(1,008)
Subprime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(21)	(4)	(322)
European Floating Rate Notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(39)	(3)	(269)
Sovereign Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	36
Home Equity Lines of Credit
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(205)
Commercial MBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(89)
Grantor Trust
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(39)
Credit Cards
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(26)
ABS CDOs
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)			(23)
Other Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 24	$ 17	$ (275)

Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Beginning balance as of Jan. 1	$ 182	$ 244
Add: Initial OTTI credit losses	61	10
Subsequent OTTI credit losses	18	6
Less: Realized losses for securities sold / consolidated	8	78
Ending balance as of Dec. 31	$ 253	$ 182

Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window	$ 77
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, securities	68.2
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, interest-bearing deposits with banks	4.9
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, loans	3.9
Assets pledged primarily for actual borrowing at the Federal Reserve Discount Window, securities available-for-sale	1.6
Market value of securities received, that can be sold or repledged	14
Market value of securities received, repledged and sold	$ 2.5

Details of our Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 43,979		$ 37,808	[1]
Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,144		9,256
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,280		1,595
Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,342		6,506
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,449		1,592
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,849		6,049
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	33,971		29,767	[1]
Domestic | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,606		4,630	[1]
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	752		1,250	[1]
Domestic | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,342		6,506	[1]
Domestic | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,449		1,592	[1]
Domestic | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,558	[2]	1,605	[1],[2]
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,923		2,079	[1]
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,958		4,524	[1]	3,946
Domestic | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	623		771	[1]	407
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,760		6,810	[1]	4,657
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,008		8,041	[1]
Foreign | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,538		4,626	[1]
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	528		345	[1]
Foreign | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,051	[2]	1,545	[1],[2]
Foreign | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,891		$ 1,525	[1]	$ 2,109

[1]	Presented on a continuing operations basis.
[2]	Net of unearned income on domestic and foreign lease financings of $1,343 million at Dec. 31, 2011 and $2,036 million at Dec. 31, 2010.

Details of our Loan Distribution and Industry Concentrations of Credit Risk (Parenthetical) (Detail) (Lease Financings, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income on lease financings	$ 1,343	$ 2,036

Loans and asset quality - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Other Residential Mortgages Contract	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment	Dec. 31, 2010 Wealth Management Mortgages Portfolio Segment	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment New York State	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Massachusetts	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment California State	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Florida	Dec. 31, 2011 Wealth Management Mortgages Portfolio Segment Other	Dec. 31, 2011 Overdrafts	Dec. 31, 2010 Overdrafts	Dec. 31, 2011 Subsequently Defaulted Other Residential Mortgages Contract	Dec. 31, 2011 Subsequently Defaulted Other Residential Mortgages Maximum	Dec. 31, 2011 Domestic	Dec. 31, 2010 Domestic		Dec. 31, 2011 Domestic Other Residential Mortgages	Dec. 31, 2010 Domestic Other Residential Mortgages		Dec. 31, 2011 Domestic Overdrafts	Dec. 31, 2010 Domestic Overdrafts		Dec. 31, 2009 Domestic Overdrafts	Dec. 31, 2011 Domestic Margin Loans	Dec. 31, 2010 Domestic Margin Loans		Dec. 31, 2009 Domestic Margin Loans	Dec. 31, 2011 Domestic Margin Loans Minimum	Dec. 31, 2010 Domestic Margin Loans Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities	$ 3		$ 3		$ 4
Number of contracts						11										1
Outstanding recorded investment Pre- modification						5
Outstanding recorded investment Post- modification						5
Recorded Investment	128	[1]	140	[1]	345												1
Loan to value ratio at origination							62.00%
Percentage of past due mortgages							1.00%
Geographic concentrations									24.00%	17.00%	17.00%	8.00%	34.00%
Loans	43,979		37,808	[2]			3,781	3,341						4,849	6,049			33,971	29,767	[2]	1,923	2,079	[2]	2,958	4,524	[2]	3,946	12,760	6,810	[2]	4,657
Purchased mortgages																					$ 596
Number of business days in which overdrafts are generally repaid														2 days
Purchased residential mortgages, loan to value ratio																					76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent																					28.00%
Required daily collateral margin																																100.00%	100.00%

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	Presented on a continuing operations basis.

Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 571		$ 628		$ 529
Charge-offs	(83)		(88)		(216)
Recoveries	8		20		2
Net (charge-offs) recoveries	(75)		(68)		(214)
Provision	1		11		332
Transferred to discontinued operations					(19)
Ending balance	497		571		628
Allowance for loans losses	394		498		503
Allowance for unfunded commitments	103		73		125
Individually evaluated for impairment, loan balance	128		140		345
Individually evaluated for impairment, allowance for loan losses	32		26		51
Collectively evaluated for impairment, loan balance	43,851		37,668		36,344
Collectively evaluated for impairment, allowance for loan losses	362		472		452
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	93		155		180
Charge-offs	(6)		(5)		(90)
Recoveries	3		15
Net (charge-offs) recoveries	(3)		10		(90)
Provision	1		(72)		66
Transferred to discontinued operations					(1)
Ending balance	91		93		155
Allowance for loans losses	33		51		94
Allowance for unfunded commitments	58		42		61
Individually evaluated for impairment, loan balance	26		32		63
Individually evaluated for impairment, allowance for loan losses	9		10		10
Collectively evaluated for impairment, loan balance	726		1,218		2,261
Collectively evaluated for impairment, allowance for loan losses	24		41		84
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	40		45		59
Charge-offs	(4)		(8)		(31)
Recoveries			1
Net (charge-offs) recoveries	(4)		(7)		(31)
Provision	(2)		2		34
Transferred to discontinued operations					(17)
Ending balance	34		40		45
Allowance for loans losses	24		28		31
Allowance for unfunded commitments	10		12		14
Individually evaluated for impairment, loan balance	38		44		58
Individually evaluated for impairment, allowance for loan losses	7		9		13
Collectively evaluated for impairment, loan balance	1,411		1,548		1,986
Collectively evaluated for impairment, allowance for loan losses	17		19		18
Financial Institutions
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11		76		57
Charge-offs	(8)		(25)		(34)
Recoveries	2		2
Net (charge-offs) recoveries	(6)		(23)		(34)
Provision	58		(42)		53
Ending balance	63		11		76
Allowance for loans losses	41		1		42
Allowance for unfunded commitments	22		10		34
Individually evaluated for impairment, loan balance	24		4		171
Individually evaluated for impairment, allowance for loan losses	7				25
Collectively evaluated for impairment, loan balance	4,582		4,626		5,338
Collectively evaluated for impairment, allowance for loan losses	34		1		17
Lease Financings
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	90		80		90
Recoveries					1
Net (charge-offs) recoveries					1
Provision	(24)		10		(11)
Ending balance	66		90		80
Allowance for loans losses	66		90		80
Collectively evaluated for impairment, loan balance	1,558		1,605		1,703
Collectively evaluated for impairment, allowance for loan losses	66		90		80
Wealth Management Loans and Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	41		58		32
Charge-offs	(1)		(4)		(1)
Recoveries					1
Net (charge-offs) recoveries	(1)		(4)
Provision	(11)		(13)		26
Ending balance	29		41		58
Allowance for loans losses	23		38		56
Allowance for unfunded commitments	6		3		2
Individually evaluated for impairment, loan balance	30		53		53
Individually evaluated for impairment, allowance for loan losses	5		5		3
Collectively evaluated for impairment, loan balance	7,312		6,453		6,109
Collectively evaluated for impairment, allowance for loan losses	18		33		53
Other Residential Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	235		164		88
Charge-offs	(56)		(46)		(60)
Recoveries	3		2
Net (charge-offs) recoveries	(53)		(44)		(60)
Provision	(26)		115		137
Transferred to discontinued operations					(1)
Ending balance	156		235		164
Allowance for loans losses	156		235		164
Collectively evaluated for impairment, loan balance	1,923		2,079		2,179
Collectively evaluated for impairment, allowance for loan losses	156		235		164
All Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1	[1],[2]			2	[3]
Provision	(1)	[2]	1	[1]	(2)	[3]
Ending balance			1	[1],[2]
Allowance for loans losses			1	[1]
Collectively evaluated for impairment, loan balance	16,341	[2]	12,105	[1]	9,010	[3]
Collectively evaluated for impairment, allowance for loan losses			1	[1]
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	60	[4],[5]	50	[4],[6]	21	[6]
Charge-offs	(8)	[5]
Net (charge-offs) recoveries	(8)	[5]
Provision	6	[5]	10	[4]	29	[6]
Ending balance	58	[5]	60	[4],[5]	50	[4],[6]
Allowance for loans losses	51	[5]	54	[4]	36	[6]
Allowance for unfunded commitments	7	[5]	6	[4]	14	[6]
Individually evaluated for impairment, loan balance	10	[5]	7	[4]
Individually evaluated for impairment, allowance for loan losses	4	[5]	2	[4]
Collectively evaluated for impairment, loan balance	9,998	[5]	8,034	[4]	7,758	[6]
Collectively evaluated for impairment, allowance for loan losses	$ 47	[5]	$ 52	[4]	$ 36	[6]

[1]	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.
[2]	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
[3]	Includes $3,946 million of domestic overdrafts, $4,657 million of margin loans and $407 million of other loans at Dec. 31, 2009.
[4]	Includes $1,525 million of other foreign loans (primarily overdrafts) at Dec. 31, 2010.
[5]	Includes $1,891 million of other foreign loans (primarily overdrafts) at Dec. 31, 2011.
[6]	Includes $2,109 million of other foreign loans (primarily overdrafts) at Dec. 31, 2009.

Allowance for Credit Losses Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	4,849	6,049
Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	33,971	29,767	[1]
Domestic | Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,958	4,524	[1]	3,946
Domestic | Margin Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	12,760	6,810	[1]	4,657
Domestic | Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	623	771	[1]	407
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	10,008	8,041	[1]
Foreign | Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 1,891	$ 1,525	[1]	$ 2,109

[1]	Presented on a continuing operations basis.

Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 329		$ 393
Other assets owned	12		6
Total nonperforming assets	341	[1]	399	[1]
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans	319		386
Domestic | Other Residential Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	203		244
Domestic | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans	40		44
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	32		59
Domestic | Financial Institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans	23		5
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans	21		34
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 10		$ 7

[1]	Loans of consolidated investment management funds are not part of BNY Mellon's loan portfolio. Included in these loans are nonperforming loans of $101 million at Dec. 31, 2011 and $218 million at Dec. 31, 2010. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Nonperforming Assets (Parenthetical) (Detail) (Investment Management Funds, Nonperforming Financing Receivable, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Management Funds | Nonperforming Financing Receivable
Financing Receivable, Impaired [Line Items]
Loans fair value	$ 101	$ 218

Lost Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 2		$ 2		$ 2
Amount by which interest income would have increased if nonperforming loans at period-end had been performing for the entire year	$ 17	[1]	$ 20	[1]	$ 19	[1]

[1]	Lost interest excludes discontinued operations for 2010 and 2009.

Information about Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 128	[1]	$ 140	[1]	$ 345
Unpaid principal balance	153	[1]	165	[1]
Related allowance	32	[1],[2]	26	[1]	51	[2]
Average recorded investment	121		174		216
Interest income recognized	2		2		2
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	119		118		303
Unpaid principal balance	138		138
Related allowance	32	[2]	26
Average recorded investment	105		154
Interest income recognized	2		2
Impaired Financing Receivables with Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	26		30		30
Unpaid principal balance	31		30
Related allowance	9	[2]	10
Average recorded investment	27		30
Interest income recognized	1		1
Impaired Financing Receivables with Related Allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	35		25		49
Unpaid principal balance	41		39
Related allowance	7	[2]	9
Average recorded investment	22		34
Impaired Financing Receivables with Related Allowance | Financial Institutions
Financing Receivable, Impaired [Line Items]
Recorded Investment	21		4		171
Unpaid principal balance	21		10
Related allowance	7	[2]
Average recorded investment	9		35
Impaired Financing Receivables with Related Allowance | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	27		52		53
Unpaid principal balance	27		52
Related allowance	5	[2]	5
Average recorded investment	37		53
Interest income recognized	1		1
Impaired Financing Receivables with Related Allowance | Foreign
Financing Receivable, Impaired [Line Items]
Recorded Investment	10		7
Unpaid principal balance	18		7
Related allowance	4	[2]	2
Average recorded investment	10		2
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	9	[3]	22	[3]	42	[3]
Unpaid principal balance	15	[3]	27	[3]
Average recorded investment	16	[3]	20	[3]
Impaired Financing Receivables with No Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment			2		33
Unpaid principal balance			6
Average recorded investment	1		6
Impaired Financing Receivables with No Related Allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	3		19		9
Unpaid principal balance	3		19
Average recorded investment	13		11
Impaired Financing Receivables with No Related Allowance | Financial Institutions
Financing Receivable, Impaired [Line Items]
Recorded Investment	3
Unpaid principal balance	9
Impaired Financing Receivables with No Related Allowance | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	3		1
Unpaid principal balance	3		2
Average recorded investment	$ 2		$ 3

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	The allowance for impaired loans is included in the allowance for loan losses.
[3]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Information about Impaired Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 128	[1]	$ 140	[1]	$ 345
Related allowance	32	[1],[2]	26	[1]	51	[2]
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	119		118		303
Related allowance	32	[2]	26
Loans Individually Less than 1 Million | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2		3
Maximum | Loans Individually Less than 1 Million | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1		1
Related allowance	$ 1		$ 1

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	The allowance for impaired loans is included in the allowance for loan losses.

Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 339	$ 296
60-89 Days past due	29	21
>90 Days past due	13	33
Total past due	381	350
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	339	296
60-89 Days past due	29	21
>90 Days past due	13	33
Total past due	381	350
Domestic | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	118	174
60-89 Days past due	9
>90 Days past due		11
Total past due	127	185
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	89	62
60-89 Days past due	3	4
>90 Days past due		6
Total past due	92	72
Domestic | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	60	10
60-89 Days past due	7	1
>90 Days past due		1
Total past due	67	12
Domestic | Other Residential Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	36	40
60-89 Days past due	10	15
>90 Days past due	13	15
Total past due	59	70
Domestic | Financial Institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	36	10
60-89 Days past due		1
Total past due	$ 36	$ 11

Credit Quality Indicators - Commercial Portfolio Credit Risk Profile by Creditworthiness Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,280	1,595
Commercial | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	906	964
Commercial | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	374	631
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,449	1,592
Commercial Real Estate | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,062	1,072
Commercial Real Estate | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	387	520
Financial Institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,144	9,256
Financial Institutions | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	9,643	7,894
Financial Institutions | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,501	$ 1,362

[1]	Presented on a continuing operations basis.

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Wealth Management Loans Portfolio Segment | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	3,450	2,995
Wealth Management Loans Portfolio Segment | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	111	170
Wealth Management Mortgages Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans	3,781	3,341
Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 7,342	$ 6,506

[1]	Presented on a continuing operations basis.

Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 18,042		$ 16,249
Acquisitions/dispositions	(108)
Acquisitions			1,798
Foreign exchange translation	(61)		(75)
Other	31	[1]	70	[1]
Ending Balance	17,904		18,042
Investment Management
Goodwill [Line Items]
Beginning Balance	9,359		9,312
Acquisitions/dispositions	10
Acquisitions			8
Foreign exchange translation	(32)		(44)
Other	36	[1]	83	[1]
Ending Balance	9,373		9,359
Investment Services
Goodwill [Line Items]
Beginning Balance	8,643		6,890
Acquisitions/dispositions	(118)
Acquisitions			1,790
Foreign exchange translation	(29)		(30)
Other	(5)	[1]	(7)	[1]
Ending Balance	8,491		8,643
Other Operating Segment
Goodwill [Line Items]
Beginning Balance			47
Foreign exchange translation			(1)
Other			(6)	[1]
Ending Balance	$ 40		$ 40

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment	$ 9
Amortization of intangible assets	$ 428	$ 421	[1]	$ 426	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Intangible Assets by Major Class [Line Items]
Beginning Balance	$ 5,696		$ 5,588
Acquisitions/dispositions	(105)
Acquisitions			545
Amortization	(428)		(421)	[1]	(426)	[1]
Foreign exchange translation	(4)		(9)
Impairment	(9)
Other	2	[2]	(7)	[2]
Ending Balance	5,152		5,696		5,588
Investment Management
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,592		2,825
Acquisitions/dispositions	6
Acquisitions			15
Amortization	(214)		(237)
Foreign exchange translation	(2)		(9)
Other			(2)	[2]
Ending Balance	2,382		2,592
Investment Services
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,254		1,911
Acquisitions/dispositions	(111)
Acquisitions			530
Amortization	(212)		(182)
Foreign exchange translation	(2)
Impairment	(9)
Other	2	[2]	(5)	[2]
Ending Balance	1,922		2,254
Other Operating Segment
Intangible Assets by Major Class [Line Items]
Beginning Balance	850		852
Amortization	(2)		(2)
Ending Balance	$ 848		$ 850

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Finite-lived Intangible Assets Year	Dec. 31, 2010 Finite-lived Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets Customer Relationships Year	Dec. 31, 2010 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2011 Finite-lived Intangible Assets Customer Contracts - Investment Services Year	Dec. 31, 2010 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2011 Finite-lived Intangible Assets Other Intangible Assets Year	Dec. 31, 2010 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2011 Indefinite-lived Intangible Assets		Dec. 31, 2010 Indefinite-lived Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2010 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2010 Indefinite-lived Intangible Assets Other Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets Trade Name		Dec. 31, 2010 Indefinite-lived Intangible Assets Trade Name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 7,270	$ 7,501		$ 4,591	$ 4,802	$ 2,109	$ 2,102	$ 2,351	$ 2,566	$ 131	$ 134	$ 2,679	[1]	$ 2,699	[1]	$ 1,313	[1]	$ 1,314	[1]	$ 10	[1]	$ 1,366	[1]	$ 1,375	[1]
Accumulated amortization	(2,118)	(1,805)		(2,118)	(1,805)	(1,189)	(983)	(834)	(736)	(95)	(86)
Net carrying amount	$ 5,152	$ 5,696	$ 5,588	$ 2,473	$ 2,997	$ 920	$ 1,119	$ 1,517	$ 1,830	$ 36	$ 48	$ 2,679	[1]	$ 2,699	[1]	$ 1,313	[1]	$ 1,314	[1]	$ 10	[1]	$ 1,366	[1]	$ 1,375	[1]
Remaining weighted average amortization period (in years)				13		12		13		5

[1]	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
2012	$ 383
2013	333
2014	297
2015	266
2016	$ 236

Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Corporate/bank owned life insurance	$ 4,216		$ 4,071
Accounts receivable	4,208		3,506
Equity in joint ventures and other investments	2,677	[1]	2,643	[1]
Income taxes receivable	2,573		2,826
Fair value of hedging derivatives	1,600		836
Software	986		896
Fails to deliver	961		1,428
Prepaid expenses	784		834
Due from customers on acceptances	321		424
Prepaid pension assets	144		732
Other	1,369		594
Total other assets	$ 19,839		$ 18,790

[1]	Includes Federal Reserve Bank stock of $429 million and $400 million, respectively, at cost.

Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Federal Reserve Bank stock	$ 429	$ 400

Seed Capital and Private Equity Investments Valued Using NAV (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	$ 194
Unfunded commitments	24
Hedge Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	9	[1]
Redemption frequency	Monthly-quarterly	[1]
Redemption notice period	3-45 days	[1]
Private Equity Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	122	[2]
Unfunded commitments	24	[2]
Other Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair Value	$ 63	[3]
Redemption frequency	Monthly-yearly	[3]

[1]	Hedge funds include multi-strategy funds that utilize a variety of investment strategies and equity long-short hedge funds that include various funds that invest over both long-term investment and short-term investment horizons.
[2]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[3]	Other funds include various market neutral, leveraged loans, real estate and structured credit funds.

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Aggregate amount of time deposits in denominations of $100,000	$ 44,200,000,000	$ 35,300,000,000
Time deposits mature in 2012	44,600,000,000
Time deposits mature in 2013	3,000,000
Time deposits mature in 2014	20,000,000
Time deposits mature in 2015	3,000,000
Time deposits mature in 2016
Time deposits mature in 2017 and thereafter	$ 4,000,000

Net Interest Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Interest revenue
Non-margin loans	$ 681	$ 738		$ 874
Margin loans	129	88		69
Securities:
Taxable	1,949	1,944		1,718
Exempt from federal income taxes	36	25		30
Total securities	1,985	1,969		1,748
Other short-term investments-U.S. government-backed commercial paper				9
Deposits in banks	543	491		684
Deposits with the Federal Reserve and other central banks	148	49		43
Federal funds sold and securities purchased under resale agreements	28	64		31
Trading assets	74	71		50
Total interest revenue	3,588	3,470	[1]	3,508	[1]
Interest expense
Deposits in domestic offices	47	49		57
Deposits in foreign offices	194	82		115
Borrowings from Federal Reserve related to ABCP				7
Federal funds purchased and securities sold under repurchase agreements	2	43
Trading liabilities	32	41		22
Other borrowed funds	21	24		20
Customer payables	7	6		6
Long-term debt	301	300		366
Total interest expense	604	545	[1]	593	[1]
Net interest revenue	$ 2,984	$ 2,925	[1]	$ 2,915	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Other Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Litigation	$ 210	$ 217		$ 34
Communications	173	140		115
Clearing	135	127		117
Other	629	576		688
Total other	$ 1,147	$ 1,060	[1]	$ 954	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Restructuring charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						13 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008 Person	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge, pre-tax	$ 89	$ 28	[1]	$ 150	[1]
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions	1,500
Estimated reduction in workforce due to restructuring, percentage of positions	3.00%
Restructuring charge, pre-tax	107
Severance cost	78
Operating lease-related items and consulting costs	29
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions	2,400
Restructuring charge, pre-tax	(15)	35		139
Severance cost				102
Asset write-offs and expenses to the closing of offices				37
Additional charges/(recovery)	(15)	35
Workforce Reduction Program 2008
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions						1,800
Restructuring charge, pre-tax	(3)	(7)		11		181
Additional charges/(recovery)	$ (3)	$ (7)					$ 11

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Activity in Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					13 Months Ended	12 Months Ended		13 Months Ended
	Dec. 31, 2011 Operational Efficiency Initiatives 2011	Dec. 31, 2011 Operational Efficiency Initiatives 2011 Severance	Dec. 31, 2011 Operational Efficiency Initiatives 2011 Other	Dec. 31, 2011 Global Location Strategy 2009	Dec. 31, 2010 Global Location Strategy 2009	Dec. 31, 2009 Global Location Strategy 2009	Dec. 31, 2011 Global Location Strategy 2009 Severance	Dec. 31, 2010 Global Location Strategy 2009 Severance	Dec. 31, 2008 Global Location Strategy 2009 Severance	Dec. 31, 2011 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2010 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2009 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2011 Workforce Reduction Program 2008	Dec. 31, 2010 Workforce Reduction Program 2008	Dec. 31, 2009 Workforce Reduction Program 2008	Dec. 31, 2011 Workforce Reduction Program 2008 Severance	Dec. 31, 2010 Workforce Reduction Program 2008 Severance	Dec. 31, 2009 Workforce Reduction Program 2008 Severance	Dec. 31, 2009 Workforce Reduction Program 2008 Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 107	$ 78	$ 29	$ 100	$ 116	$ 139	$ 81	$ 102	$ 102	$ 19	$ 14	$ 37	$ 16	$ 65	$ 181	$ 16	$ 65	$ 166	$ 15
Additional charges/(recovery)				(15)	35		(15)	29			6		(3)	(7)	11	(3)	(7)	4	7
Utilization	(33)	(4)	(29)	(47)	(51)	(23)	(39)	(50)		(8)	(1)	(23)	(13)	(42)	(127)	(13)	(42)	(105)	(22)
Ending Balance	$ 74	$ 74		$ 38	$ 100	$ 116	$ 27	$ 81	$ 102	$ 11	$ 19	$ 14		$ 16	$ 65		$ 16	$ 65

Restructuring Charges by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 89	$ 28	[1]	$ 150	[1]
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	107
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges	17
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	41
Operational Efficiency Initiatives 2011 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	49
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(15)	35		139
Total charges since inception	159
Global Location Strategy 2009 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges		15		40
Total charges since inception	55
Global Location Strategy 2009 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(18)	26		68
Total charges since inception	76
Global Location Strategy 2009 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	(6)		31
Total charges since inception	28
Workforce Reduction Program 2008
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(3)	(7)		11		181
Total charges since inception	182
Workforce Reduction Program 2008 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1)	(5)		9
Total charges since inception	80
Workforce Reduction Program 2008 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(2)	(2)		(2)
Total charges since inception	54
Workforce Reduction Program 2008 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges				4
Total charges since inception	$ 48

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Current taxes (benefits):
Federal	$ 691	$ (670)	[1]	$ 289	[1]
Foreign	317	408	[1]	185	[1]
State and local	28	110	[1]	101	[1]
Total current tax expense (benefit)	1,036	(152)	[1]	575	[1]
Deferred taxes:
Federal	(34)	1,278	[1]	(1,676)	[1]
Foreign	(16)	(75)	[1]
State and local	62	(4)	[1]	(294)	[1]
Total deferred tax expense (benefit)	12	1,199	[1]	(1,970)	[1]
Provision (benefit) for income taxes	$ 1,048	$ 1,047	[1],[2]	$ (1,395)	[1],[2]

[1]	Based on continuing operations for 2010 and 2009.
[2]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.

Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Domestic	$ 2,336	$ 2,363	[1]	$ (3,022)	[1]
Foreign	1,281	1,331	[1]	814	[1]
Income (loss) from continuing operations before income taxes	$ 3,617	$ 3,694	[1],[2],[3]	$ (2,208)	[1],[2],[3]

[1]	Based on continuing operations for 2010 and 2009.
[2]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[3]	Presented on a continuing operations basis.

Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 2,599	$ 2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$ 2,556	$ 2,597

Income taxes - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Federal alternative minimum tax credit carryforwards	$ 45,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	3,500,000,000
Tax reserves	250,000,000	289,000,000	335,000,000	189,000,000
Impact on tax expense if tax reserves were unnecessary	250,000,000
Accrued interest, related to income taxes in the balance sheet	59,000,000
Additional tax expense related to interest	31,000,000	9,000,000
Reasonably possible increase in uncertain tax positions within the next 12 months, if a re-evaluation is required	850,000,000
United Kingdom
Income Taxes [Line Items]
The total amount of disputed tax assessments for the life of a transaction, covering the period from 2001 - 2006 related to foreign tax credits	900,000,000
State and Local
Income Taxes [Line Items]
Net operating loss carryfowards	1,600,000,000
Operating loss carryforwards, expiration year	2029
Germany
Income Taxes [Line Items]
Net operating loss carryfowards	$ 110,000,000

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.60%	2.40%	4.50%
Credit for low-income housing investments	(1.90%)	(1.80%)	2.60%
Tax-exempt income	(2.60%)	(2.30%)	2.90%
Foreign operations	(3.20%)	(5.20%)	3.50%
Tax settlements			4.00%
Tax loss on mortgages			10.80%
Other - net	0.10%	0.20%	(0.10%)
Effective rate	29.00%	28.30%	63.20%

Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning balance at Jan. 1, - gross	$ 289	$ 335	$ 189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, - gross	$ 250	$ 289	$ 335

Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Amount	$ 19,933		$ 16,517
Senior Debt Fixed Rate
Rate - Minimum rate	1.50%		2.50%
Rate - Maximum rate	6.92%		6.92%
Maturity - Minimum Date	2012
Maturity - Maximum Date	2021
Amount	12,367		9,354
Senior Debt Floating Rate
Rate - Minimum rate	0.35%		0.10%
Rate - Maximum rate	1.40%		0.57%
Maturity - Minimum Date	2012
Maturity - Maximum Date	2038
Amount	2,679		1,475
Subordinated Debt
Rate - Minimum rate	4.75%	[1]	4.40%	[1]
Rate - Maximum rate	7.50%	[1]	7.50%	[1]
Maturity - Minimum Date	2012	[1]
Maturity - Maximum Date	2033	[1]
Amount	3,201	[1]	4,037	[1]
Junior Subordinated Debentures
Rate - Minimum rate	5.95%	[1]	5.95%	[1]
Rate - Maximum rate	7.78%	[1]	7.78%	[1]
Maturity - Minimum Date	2026	[1]
Maturity - Maximum Date	2043	[1]
Amount	$ 1,686	[1]	$ 1,651	[1]

[1]	Fixed rate.

Long-term debt - Additional Information (Detail) (USD $)	Dec. 31, 2011
Notes and debentures that mature in 2012	$ 3,450,000,000
Notes and debentures that mature in 2013	1,610,000,000
Notes and debentures that mature in 2014	4,360,000,000
Notes and debentures that mature in 2015	1,900,000,000
Notes and debentures that mature in 2016	1,850,000,000
Long term debt redeemable	249,000,000
Long term debt redeemable in 2012	142,000,000
Long term debt redeemable in 2013	$ 107,000,000
Junior Subordinated Debentures
Debt instrument, stated interest rate	6.04%
Debt instrument, due date	2043
MEL Capital IV
Stock purchase date	Jun 20, 2012

Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Amount	$ 1,659
Assets of trust	1,676	[1]
BNY Institutional Capital Trust A
Amount	300
Interest rate	7.78%
Assets of trust	309	[1]
Call price	101.95%	[2]
Due date	2026
Call date	2006
BNY Capital IV
Amount	200
Interest rate	6.88%
Assets of trust	206	[1]
Due date	2028
Call date	2004
BNY Capital V
Amount	350
Interest rate	5.95%
Assets of trust	361	[1]
Due date	2033
Call date	2008
MEL Capital III
Amount	309	[3]
Interest rate	6.37%	[3]
Assets of trust	300	[1],[3]
Due date	2036	[3]
Call date	2016	[3]
MEL Capital IV
Amount	500
Interest rate	6.24%
Assets of trust	$ 500	[1]
Call date	2012

[1]	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
[2]	Call price decreases ratably to par in the year 2016.
[3]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.

Summary of Trust Preferred Securities Issued by Trusts (Parenthetical) (Detail)	Dec. 31, 2011
Translated from Sterling into U.S. dollars on a basis of U.S. to Pound Sterling, rate of exchange	1.54

Incremental Assets and Liabilities of VIEs Included in Consolidated Financial Statements (Detail) (Variable Interest Entity, Primary Beneficiary, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Available-for-sale	$ 479	$ 483
Trading assets	10,751	14,121
Other assets	596	645
Total assets	11,826	15,249
Trading liabilities	10,053	13,561
Other liabilities	475	388
Total liabilities	10,528	13,949
Non-redeemable noncontrolling interests	670	699
Investment Management Funds
Variable Interest Entity [Line Items]
Trading assets	10,751	14,121
Other assets	596	645
Total assets	11,347	14,766
Trading liabilities	10,053	13,561
Other liabilities	32	2
Total liabilities	10,085	13,563
Non-redeemable noncontrolling interests	670	699
Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	479	483
Total assets	479	483
Other liabilities	443	386
Total liabilities	$ 443	$ 386

Non-consolidated VIEs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 42	$ 58
Liabilities
Trading
Variable Interest Entity [Line Items]
Assets	1	24
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	41	34
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	42	58
Variable Interest Entity, Not Primary Beneficiary | Trading
Variable Interest Entity [Line Items]
Maximum loss exposure	1	24
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 41	$ 34

Financial Statement Items Related to Non-Consolidated VIEs Provided Credit Support Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 42	$ 58
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	41	34
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	42	58
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	41	34
Credit Supported | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets
Liabilities
Credit Supported | Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure		$ 13

Consolidated Credit Supported VIEs (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 14	$ 53
Liabilities	22	126
Available-for-sale
Variable Interest Entity [Line Items]
Assets	14	53
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Liabilities	22	126
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	24	104
Variable Interest Entity, Primary Beneficiary | Available-for-sale
Variable Interest Entity [Line Items]
Maximum loss exposure	14	53
Variable Interest Entity, Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 10	$ 51

Securitizations and variable interest entities - Additional Information (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Supported
Variable Interest Entity [Line Items]
Liabilities related to VIEs for which credit support agreements were provided	$ 22	$ 126

Shareholders' equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Mar. 22, 2011	Dec. 31, 2010	Dec. 18, 2007
Class of Stock [Line Items]
Common stock, authorized	3,500,000,000				3,500,000,000
Common stock, par value	$ 0.01				$ 0.01
Preferred stock, authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock, outstanding	1,209,674,607
Preferred stock, outstanding	0
Redeemable noncontrolling interests	$ 114,000,000				$ 92,000,000
Issuance of preferred stock and a warrant to purchase shares of common stock			3,000,000,000
Repurchase of shares of Series B preferred stock, value		3,000,000,000
Redemption charge on repurchase of Series B preferred stock , net of tax		196,500,000
Repurchased warrants for common stock, value		136,000,000
Repurchased warrants for common stock, shares		14,516,129
Repurchase of shares of common stock, authorized						35,000,000
Repurchase of shares of common stock, additional authorized				13,000,000
Repurchase of common stock, shares	34,800,000
Repurchase of common stock, price per share	$ 24
Repurchase of common stock, value	$ 835,000,000
Common stock shares available for repurchase	12,000,000

Consolidated and Largest Bank Subsidiary Capital Ratios (Detail)	Dec. 31, 2011		Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1	15.00%	[1]	13.40%	[1]
Total capital	17.00%	[1]	16.30%	[1]
Leverage	5.20%	[1]	5.80%	[1]
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1	14.30%	[1]	11.40%	[1]
Total capital	17.70%	[1]	15.30%	[1]
Leverage	5.30%	[1]	5.30%	[1]

[1]	Determined under Basel I guidelines. For a banking institution to qualify as "well capitalized," its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as "adequately capitalized ," Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Consolidated and Largest Bank Subsidiary Capital Ratios (Parenthetical) (Detail) (Basel I)	Dec. 31, 2011
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Ratio for Tier 1 to be Well Capitalized	6.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Well Capitalized	10.00%
Minimum Ratio for Leverage to be Well Capitalized	5.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized	4.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Adequately Capitalized	8.00%
Minimum Ratio for Leverage to be Adequately Capitalized	3.00%

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 9,254
Total capital	7,208
Leverage	565
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	7,241
Total capital	6,708
Leverage	$ 618

Components of Tier 1 and Total Risk-Based Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	$ 15,389	[1]	$ 13,597	[1],[2]
Total Tier 2 capital	2,044	[1]	2,957	[1],[2]
Total risk-based capital	17,433	[1]	16,554	[1],[2]
Total risk-weighted assets	102,255	[1]	101,407	[1],[2]
Average assets for leverage capital purposes	296,484	[1]	235,905	[1],[2]
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	33,417	[1]	32,354	[1],[2]
Trust Preferred Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,659	[1]	1,676	[1],[2]
Goodwill And Other Intangibles
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(20,630)	[1],[3]	(21,297)	[1],[2],[3]
Pensions/Cash Flow Hedges
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,426	[1]	1,053	[1],[2]
Securities Valuation Allowance
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(450)	[1]	(170)	[1],[2]
Merchant Banking Investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(33)	[1]	(19)	[1],[2]
Qualifying Unrealized Gains on Equity Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	2	[1]	5	[1],[2]
Subordinated Debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,545	[1]	2,381	[1],[2]
Qualifying Allowance For Credit Losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	$ 497	[1]	$ 571	[1],[2]

[1]	On a regulatory basis as determined under Basel I guidelines.
[2]	Includes discontinued operations.
[3]	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.

Components of Tier 1 and Total Risk-Based Capital (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Deferred tax liabilities, associated with non-tax deductible identifiable intangible assets	$ 1,459	$ 1,625
Deferred tax liabilities, associated with tax deductible goodwill	$ 967	$ 816

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation		Dec. 31, 2009 Foreign Currency Translation	Dec. 31, 2009 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2008 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2011 ASC 820 Adjustments Pensions	Dec. 31, 2010 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2008 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits	Dec. 31, 2009 Health Care Benefits	Dec. 31, 2009 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2008 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2011 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2010 Unrealized Gain (Loss) On Assets Available For Sale		Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2008 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2008 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 320	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 810	Dec. 31, 2011 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2010 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges		Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported		Dec. 31, 2008 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported		Dec. 31, 2011 Accumulated Other Comprehensive Income		Dec. 31, 2010 Accumulated Other Comprehensive Income		Dec. 31, 2009 Accumulated Other Comprehensive Income	Dec. 31, 2009 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2008 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2008 Accumulated Other Comprehensive Income Restatement Adjustment ASC 320	Dec. 31, 2009 Accumulated Other Comprehensive Income Restatement Adjustment ASC 810
Beginning Balance	$ (1,355)						$ (473)	$ (136)		$ (363)	$ (136)	$ (363)	$ (993)	$ (1,002)	$ (956)	$ (1,002)	$ (956)	$ (55)	$ (67)	$ (66)	$ (67)	$ (66)	$ 170	$ (595)		$ (4,729)	$ (619)	$ (4,053)	$ (676)	$ 24	$ (4)	[1]	$ (11)	[1]	$ 37	[1]	$ (11)	[1]	$ 37	[1]	$ (1,355)		$ (1,811)		$ (6,077)	$ (1,835)	$ (5,401)	$ (676)	$ 24
Other comprehensive income, net of tax	(262)		417		930		(178)	(319)		227			(336)	9	(46)			(41)	12	(1)			306	747		762					3	[1]	12	[1]	(16)	[1]					(246)		461		926
Reclassification adjustment	(26)	[2]	(19)	[3]	3,316	[4]		(18)	[5]														(26)	18	[5]	3,348							(5)	[1]	(32)	[1]					(26)	[2]	(5)	[3]	3,316
Total comprehensive income	2,278	[6]	2,975	[7]	3,163	[8]	(178)	(337)		227			(336)	9	(46)			(41)	12	(1)			280	765		4,110					3	[1]	7	[1]	(48)	[1]					(272)		456		4,242
Ending Balance	$ (1,627)		$ (1,355)				$ (651)	$ (473)		$ (136)	$ (136)	$ (363)	$ (1,329)	$ (993)	$ (1,002)	$ (1,002)	$ (956)	$ (96)	$ (55)	$ (67)	$ (67)	$ (66)	$ 450	$ 170		$ (595)	$ (619)	$ (4,053)	$ (676)	$ 24	$ (1)	[1]	$ (4)	[1]	$ (11)	[1]	$ (11)	[1]	$ 37	[1]	$ (1,627)		$ (1,355)		$ (1,811)	$ (1,835)	$ (5,401)	$ (676)	$ 24

[1]	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.
[2]	Includes $(26) million (after tax) related to net securities gains (losses).
[3]	Includes $(15) million (after tax) related to OTTI, and a $14 million reclassification to retained earnings from other comprehensive income.
[4]	Includes $3,348 million (after tax) related to OTTI that was reclassified to net securities gains (losses) on the income statement.
[5]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income.
[6]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,244 million for the year ended Dec. 31, 2011.
[7]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $2,960 million for the year ended Dec. 31, 2010.
[8]	Comprehensive income attributable to The Bank of New York Mellon Corporation shareholders totaled $3,158 million for the year ended Dec. 31, 2009.

Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrealized gain (loss) on foreign currency cash flow hedges	$ 1				$ (1)
Reclassification adjustment/other, to retained earnings from other comprehensive income			14
Foreign Currency Translation
Other comprehensive income, tax (expense) benefit	(11)		(68)		(82)
ASC 820 Adjustments Pensions
Other comprehensive income, tax (expense) benefit	230		15		14
Health Care Benefits
Other comprehensive income, tax (expense) benefit	24		(3)		(34)
Unrealized Gain (Loss) On Assets Available For Sale
Other comprehensive income, tax (expense) benefit	(177)		(469)		(489)
Reclassification adjustment, tax	22		12		(2,022)
Unrealized Gain (Loss) On Cash Flow Hedges
Other comprehensive income, tax (expense) benefit	(2)	[1]			(1)	[1]
Reclassification adjustment, tax	2	[1]	2	[1]
Accumulated Other Comprehensive Income
Other comprehensive income, tax (expense) benefit	64		(525)		(592)
Reclassification adjustment, tax	24		14		(2,022)
ASC 320 | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					470
ASC 320 | Unrealized Gain (Loss) On Assets Available For Sale | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					470
ASC 320 | Accumulated Other Comprehensive Income | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					$ 470

[1]	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.

Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 31	$ 25	$ 16
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Weighted-average fair value of stock options at grant date	$ 8.47	$ 8.38	$ 4.59
Total intrinsic value of options exercised	7	12	3
Cash received from option exercises	18	31	16
Actual tax benefit realized for the tax deductions from options exercised	2	1	4
Total shareholder return award performance measurement period (years)	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	50,858,398
Stock based compensation cost	96	87	86
Stock based compensation cost, tax benefit recognized	40	35	35
Unrecognized compensation cost related to nonvested awards	110
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1.6
Restricted Stock and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	28,528,609
Unrecognized compensation cost related to nonvested awards	143
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1.4
Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	3 years
Stock based compensation cost	134	119	124
Stock based compensation cost, tax benefit recognized	52	46	48
Shares granted	5,828,098
Total fair value of stock based compensation that vested during the period	$ 100	$ 96	$ 72
Total Shareholders Return
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, percentage of target awards earned	76.00%
Stock based compensation, shares earned and released in period	150,038
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years

Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.20%	2.20%	3.10%
Expected volatility	32.00%	32.00%	34.00%
Risk-free interest rate	2.75%	2.94%	2.22%
Expected option lives (in years)	6.7	6.6	5.9

Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Shares subject to option
Balance at Dec. 31, 2010	92,540,471
Granted	8,739,395
Exercised	(809,287)
Canceled	(13,667,087)
Balance at Dec. 31, 2011	86,803,492
Vested and expected to vest at Dec. 31, 2011	86,150,188
Exercisable at Dec. 31, 2011	60,158,853
Weighted-average exercise price
Balance at Dec. 31, 2010	$ 35.21
Granted	$ 29.98
Exercised	$ 21.11
Canceled	$ 44.73
Balance at Dec. 31, 2011	$ 33.32
Vested and expected to vest at Dec. 31, 2011	$ 33.35
Exercisable at Dec. 31, 2011	$ 35.21
Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2011	5.2
Vested and expected to vest at Dec. 31, 2011	5.2
Exercisable at Dec. 31, 2011	4

Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	86,803,492
Options outstanding, Weighted-average remaining contractual life (in years)	5.2
Options outstanding, Weighted-average exercise price	$ 33.32
Options exercisable	60,158,853	[1]	62,801,038	65,703,148
Options exercisable, Weighted-average exercise price	$ 35.21	[1]	$ 37.93	$ 38.96
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 31
Options outstanding	43,343,651
Options outstanding, Weighted-average remaining contractual life (in years)	6.5
Options outstanding, Weighted-average exercise price	$ 26.05
Options exercisable	20,108,983	[1]
Options exercisable, Weighted-average exercise price	$ 24.96	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 31
Range of Exercise Prices, Upper Range	$ 41
Options outstanding	22,879,675
Options outstanding, Weighted-average remaining contractual life (in years)	3.8
Options outstanding, Weighted-average exercise price	$ 37.03
Options exercisable	22,004,630	[1]
Options exercisable, Weighted-average exercise price	$ 36.93	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 41
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	20,580,166
Options outstanding, Weighted-average remaining contractual life (in years)	3.9
Options outstanding, Weighted-average exercise price	$ 44.51
Options exercisable	18,045,240	[1]
Options exercisable, Weighted-average exercise price	$ 44.52	[1]

[1]	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.

Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options exercisable	60,158,853	[1]	62,801,038	65,703,148
Options exercisable Weighted-Average Exercise Price	$ 35.21	[1]	$ 37.93	$ 38.96

[1]	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.

Aggregate Intrinsic Value of Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Dec. 31,	$ 22	$ 193	$ 167
Exercisable at Dec. 31,	$ 11	$ 77	$ 26

Nonvested Restricted Stock, RSUs and TSRs Activity (Detail) (Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs), USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs)
Number of Shares
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	11,319,776
Granted	5,828,098
Vested	(3,530,607)
Forfeited	(483,809)
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2011	13,133,458 [1]
Weighted-average fair value
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	$ 29.96
Granted	$ 29.79
Vested	$ 39.91
Forfeited	$ 33.79
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2011	$ 26.44 [1]

[1]	Includes 817,698 shares granted to members of BNY Mellon's Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2011 of $19.91.

Nonvested Restricted Stock, RSUs and TSRs Activity (Parenthetical) (Detail) (Restricted Stock Units, Executive Committee, USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698
Shares granted, weighted-average fair value	$ 19.91

Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%		5.71%
Rate of compensation increase	3.00%		3.50%
Change in benefit obligation
Benefit obligation at beginning of period	$ (3,139)	[1]	$ (2,835)	[1]
Service cost	(64)	[1]	(90)	[1]	(96)
Interest cost	(174)	[1]	(171)	[1]	(160)
Amendments			26	[1]
Actuarial gain (loss)	(397)	[1]	(224)	[1]
Curtailments	(5)	[1]
Benefits paid	140	[1]	155	[1]
Benefit obligation at end of period	(3,639)	[1]	(3,139)	[1]	(2,835)	[1]
Change in fair value of plan assets
Fair value at beginning of period	3,628		3,331
Actual return on plan assets	26		427
Employer contributions	15		25
Benefit payments	(140)	[1]	(155)	[1]
Fair value at end of period	3,529		3,628		3,331
Funded status at end of period	(110)		489
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	2,126		1,582
Prior service cost (credit)	(78)		(94)
Total (before tax effects)	2,048		1,488
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.97%		5.29%
Rate of compensation increase	3.57%		4.47%
Change in benefit obligation
Benefit obligation at beginning of period	(626)	[1]	(555)	[1]
Service cost	(33)	[1]	(28)	[1]	(20)
Interest cost	(36)	[1]	(30)	[1]	(24)
Employee contributions	(1)	[1]	(1)	[1]
Amendments			(3)	[1]
Actuarial gain (loss)	(5)	[1]	(28)	[1]
(Acquisitions) divestitures			(11)	[1]
Benefits paid	12	[1]	10	[1]
Foreign exchange adjustment	5	[1]	20	[1]
Benefit obligation at end of period	(684)	[1]	(626)	[1]	(555)	[1]
Change in fair value of plan assets
Fair value at beginning of period	611		540
Actual return on plan assets	30		70
Employer contributions	56		21
Employee contributions	1	[1]	1	[1]
Acquisitions (divestitures)			10
Benefit payments	(12)	[1]	(10)	[1]
Foreign exchange adjustment	(5)		(21)
Fair value at end of period	681		611		540
Funded status at end of period	(3)		(15)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	188		177
Prior service cost (credit)	3		3
Total (before tax effects)	191		180
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%		5.71%
Rate of compensation increase	3.00%		3.50%
Change in benefit obligation
Benefit obligation at beginning of period	(232)	[1]	(242)	[1]
Service cost	(2)	[1]	(2)	[1]	(2)
Interest cost	(13)	[1]	(14)	[1]	(16)
Actuarial gain (loss)	(67)	[1]	5	[1]
Benefits paid	26	[1]	21	[1]
Benefit obligation at end of period	(288)	[1]	(232)	[1]	(242)	[1]
Change in fair value of plan assets
Fair value at beginning of period	71		66
Actual return on plan assets	2		5
Employer contributions	26		21
Benefit payments	(26)	[1]	(21)	[1]
Fair value at end of period	73		71		66
Funded status at end of period	(215)		(161)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	124		56
Prior service cost (credit)	(3)		(4)
Net initial obligation (asset)	3		8
Total (before tax effects)	124		60
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.00%		5.40%
Change in benefit obligation
Benefit obligation at beginning of period	(3)	[1]
Actuarial gain (loss)	(1)	[1]
Benefit obligation at end of period	(4)	[1]			(3)	[1]
Change in fair value of plan assets
Funded status at end of period	(4)		(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(2)		(4)
Total (before tax effects)	$ (2)		$ (4)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 3,836		$ 3,861		$ 3,651
Discount rate	5.71%		6.21%		6.38%
Expected rate of return on plan assets	7.50%		8.00%		8.00%
Rate of compensation increase	3.50%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	64	[1]	90	[1]	96
Interest cost	174	[1]	171	[1]	160
Expected return on assets	(282)		(303)		(295)
Amortization of:
Prior service cost (credit)	(16)		(14)		(14)
Net actuarial (gain) loss	109		71		26
Settlement (gain) loss					5
Curtailment (gain) loss	5
Other					(10)
Net periodic benefit cost (credit)	54		15		(32)	[2]
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	624		529		459
Discount rate	5.29%		5.74%		6.18%
Expected rate of return on plan assets	6.38%		6.69%		6.40%
Rate of compensation increase	4.47%		4.64%		4.11%
Components of net periodic benefit cost (credit):
Service cost	33	[1]	28	[1]	20
Interest cost	36	[1]	30	[1]	24
Expected return on assets	(43)		(37)		(32)
Amortization of:
Net actuarial (gain) loss	14		11		3
Other	(1)
Net periodic benefit cost (credit)	39		32		15
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	78		76		77
Discount rate	5.71%		6.21%		6.38%
Expected rate of return on plan assets	7.50%		8.00%		8.00%
Rate of compensation increase	3.50%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	2	[1]	2	[1]	2
Interest cost	13	[1]	14	[1]	16
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	5		4		4
Prior service cost (credit)	(1)
Net actuarial (gain) loss	3		5		5
Net periodic benefit cost (credit)	16		19		21
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate	5.40%		5.85%		6.25%
Amortization of:
Net actuarial (gain) loss	(1)		(1)		(1)
Net periodic benefit cost (credit)	$ (1)		$ (1)		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.
[2]	Includes discontinued operations.

Changes in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 653
Recognition of prior years' net gain (loss)	(109)
Prior service cost (credit) arising during period
Recognition of prior years' service (cost) credit	16
Total recognized in other comprehensive (income) loss (before tax effects)	560
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	22
Recognition of prior years' net gain (loss)	(14)
Prior service cost (credit) arising during period
Foreign exchange adjustment	3
Total recognized in other comprehensive (income) loss (before tax effects)	11
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	71
Recognition of prior years' net gain (loss)	(3)
Prior service cost (credit) arising during period
Recognition of prior years' service (cost) credit	1
Recognition of net initial (obligation) asset	(5)
Total recognized in other comprehensive (income) loss (before tax effects)	64
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years' net gain (loss)	1
Prior service cost (credit) arising during period
Total recognized in other comprehensive (income) loss (before tax effects)	$ 2

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	$ 167
Prior service cost recognition	(16)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	12
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	9
Net initial obligation (asset) recognition	$ 3

Defined Benefit Plan Funded Status of Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 103	$ 680
Accrued benefit cost	(213)	(191)
Total benefits	(110)	489
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	41	52
Accrued benefit cost	(44)	(67)
Total benefits	(3)	(15)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(215)	(161)
Total benefits	(215)	(161)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(3)
Total benefits	$ (4)	$ (3)

Employee benefit plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,100,000,000	$ 3,600,000,000
Shares of stock owned by Employee Stock Ownership Plan	7.1	7.4
Fair value of shares total ESOP assets	146,000,000	228,000,000
Assumed healthcare cost trend rate used in determining benefit expense for 2012	8.00%
Assumed healthcare cost trend rate used in determining benefit expense for 2022	4.75%
Recognized cost of defined contribution plans, excluding the ESOP	182,000,000	163,000,000	163,000,000
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	21,000,000
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	800,000
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	9.00%
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	18,100,000
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	700,000
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	8.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	24,000,000
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	1,000,000
Domestic
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, Equity securities and alternative investments, lower limit	30.00%
Percentage of plan asset, Equity securities and alternative investments, upper limit	70.00%
Percentage of plan asset, Fixed-income securities, lower limit	20.00%
Percentage of plan asset, Fixed-income securities, upper limit	50.00%
Percentage of plan asset, Cash equivalents, lower limit	0.00%
Percentage of plan asset, Cash equivalents, upper limit	5.00%
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	18,000,000
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 26,000,000

Plans with Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 234	$ 212
Accumulated benefit obligation	233	211
Fair value of plan assets	20	21
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	35	32
Accumulated benefit obligation	29	26
Fair value of plan assets	$ 3	$ 2

Pension Investment Asset Allocation (Detail)	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Domestic Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	52.00%	57.00%
Domestic Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	38.00%	33.00%
Domestic Pension Benefits | Private Equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	3.00%
Domestic Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	6.00%	6.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%	1.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Foreign Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	64.00%	55.00%
Foreign Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	29.00%	28.00%
Foreign Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	9.00%
Foreign Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	3.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%	5.00%

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	$ 177
2013	183
2014	197
2015	213
2016	233
2017-2021	1,256
Total benefits	2,259
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	9
2013	11
2014	11
2015	13
2016	17
2017-2021	101
Total benefits	162
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Year 2012	24
2013	24
2014	24
2015	24
2016	25
2017-2021	119
Total benefits	240
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2017-2021	1
Total benefits	$ 1

Pension and Postretirement Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 3,529	$ 3,628	$ 3,331
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	681	611	540
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	249	249	231
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134	121
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115	110
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	54	55	49
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	14	14	13
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	41	36
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,529	3,628
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,070	1,181
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common And Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	893	938
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	792	777
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	468	480
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	57	3
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	681	611
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	77	81
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	41
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	433	360
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	124	103
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash And Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	26
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,335	1,212
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common And Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	893	938
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	385	271
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	57	3
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	341	317
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	312	234
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	22	57
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash And Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	26
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,945	2,167
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,070	1,181
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	792	777
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	83	209
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	286	239
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	63	67
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	126
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	102	46
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	249	249
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	54	55
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	14	14
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 40	$ 41

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	$ 3,628	$ 3,331
Total gains or (losses) included in earnings (or changes in net assets)	26	427
Fair value at end of period	3,529	3,628
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	611	540
Total gains or (losses) included in earnings (or changes in net assets)	30	70
Fair value at end of period	681	611
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	249	231
Total gains or (losses) included in earnings (or changes in net assets)	18	13
Purchases, issuances and settlements, net		5
Purchases	7
Transfers in/out-of Level 3
Sales	(25)
Fair value at end of period	249	249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	10	4
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	134	121
Total gains or (losses) included in earnings (or changes in net assets)	(2)	5
Purchases, issuances and settlements, net		8
Transfers in/out-of Level 3
Sales	(4)
Fair value at end of period	128	134
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	2	2
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	115	110
Total gains or (losses) included in earnings (or changes in net assets)	20	8
Purchases, issuances and settlements, net		(3)
Purchases	7
Transfers in/out-of Level 3
Sales	(21)
Fair value at end of period	121	115
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	8	2
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	55	49
Total gains or (losses) included in earnings (or changes in net assets)	1	6
Purchases	4
Transfers in/out-of Level 3
Sales	(6)
Fair value at end of period	54	55
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	1	6
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	41	36
Total gains or (losses) included in earnings (or changes in net assets)	1	5
Purchases	4
Transfers in/out-of Level 3
Sales	(6)
Fair value at end of period	40	41
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	1	5
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period		13
Total gains or (losses) included in earnings (or changes in net assets)		1
Transfers in/out-of Level 3
Fair value at end of period	14	14
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses		$ 1

Pension and Post-Retirement Plan Assets Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Fair Value	$ 194
Unfunded commitments	24
Pension
Fair Value	289
Unfunded commitments	36
Pension | Venture Capital and Partnership Interests
Fair Value	161	[1]
Unfunded commitments	36	[1]
Pension | Fund of Funds
Fair Value	$ 128	[2]
Redemption frequency	Monthly	[2]
Redemption notice period	30-45 days	[2]

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Company financial information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend payout ratio when exceeded will receive close Fed scrutiny	30.00%
Basel III
Minimum Ratio for Tier 1 common to be Adequately Capitalized	7.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized	8.50%
Minimum Ratio for Leverage to be Adequately Capitalized	3.00%
Minimum
Collateral for extensions of credit, percentage of amount of credit limit	100.00%
Maximum
Collateral for extensions of credit, percentage of amount of credit limit	130.00%
Bank Subsidiaries
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver	$ 1,400,000,000
Required average Federal Reserve balance, under the Federal Reserve Act	4,300,000,000	2,200,000,000
Dividends declared	156,000,000	239,000,000	659,000,000
Nonbank Subsidiaries
Liquid assets	$ 1,400,000,000
Credit Extensions To Affiliates
Extensions of credit by the banks percentage of such bank's regulatory capital	10.00%
Credit Extensions In Aggregate To BNY And All Affiliates
Extensions of credit by the banks percentage of such bank's regulatory capital	20.00%

Condensed Income Statement Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Total revenue	$ 14,680	$ 13,816		$ 7,654
Interest (including $13, $14 and $23 to subsidiaries)	604	545	[1]	593	[1]
Provision (benefit) for income taxes	1,048	1,047	[1],[2]	(1,395)	[1],[2]
Redemption charge and preferred dividends				(283)	[1]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,518	[1]	(1,367)	[1]
Parent Company
Gain (loss) on securities held for sale	17	5	[3]	(2)	[3]
Other revenue	51	73	[3]	81	[3]
Total revenue	583	694	[3]	1,240	[3]
Interest (including $13, $14 and $23 to subsidiaries)	282	285	[3]	366	[3]
Other expense	138	221	[3]	338	[3]
Total expense	420	506	[3]	704	[3]
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	163	188	[3]	536	[3]
Provision (benefit) for income taxes	66	(465)	[3]	(357)	[3]
Net income (loss)	2,516	2,518	[3]	(1,084)	[3]
Redemption charge and preferred dividends				(283)	[3]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516	2,518	[3]	(1,367)	[3]
Equity in undistributed net income (loss) of subsidiaries	(2,419)	(1,865)		1,977
Parent Company | Bank Subsidiaries
Dividends from subsidiaries	120	200	[3]	611	[3]
Interest revenue from subsidiaries	211	211	[3]	228	[3]
Equity in undistributed net income (loss) of subsidiaries	1,781	1,630	[3]	(2,271)	[3]
Parent Company | Nonbank Subsidiaries
Dividends from subsidiaries	54	74	[3]	176	[3]
Interest revenue from subsidiaries	130	131	[3]	146	[3]
Equity in undistributed net income (loss) of subsidiaries	$ 638	$ 235	[3]	$ 294	[3]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Based on continuing operations for 2010 and 2009.
[3]	Includes the results of discontinued operations.

Condensed Income Statement Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Parent Company
Interest Expense - Portion Related to Borrowings from Subsidiaries	$ 13	$ 14	[1]	$ 23	[1]

[1]	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in and advances to subsidiaries and associated companies:
Corporate-owned life insurance	$ 4,216	$ 4,071
Other assets	19,839	18,790
Total assets	325,266	247,259
Liabilities:
Long-term debt	19,933	16,517
Total liabilities	291,065	214,102
Shareholders' equity	33,417	32,354	28,977	25,264
Total liabilities, temporary equity and permanent equity	325,266	247,259
Parent Company
Assets:
Cash and due from banks	4,884	3,452
Securities	188	219
Loans-net of allowance	20	52
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	50,099	46,927
Corporate-owned life insurance	666	650
Other assets	3,009	3,014
Total assets	58,866	54,314
Liabilities:
Deferred compensation	492	497
Commercial paper	10	10
Affiliate borrowings	3,407	3,344
Other liabilities	2,735	2,682
Long-term debt	18,805	15,427
Total liabilities	25,449	21,960
Shareholders' equity	33,417	32,354
Total liabilities, temporary equity and permanent equity	58,866	54,314
Parent Company | Bank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	29,169	26,349
Parent Company | Nonbank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	$ 20,930	$ 20,578

Condensed Statement of Cash Flows Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities:
Net income (loss)	$ 2,569		$ 2,581	[1]	$ (1,083)	[1]
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash provided by operating activities	2,211		4,050		3,781
Investing activities:
Other, net	(1,234)		(591)		(987)
Net cash (used for) provided by investing activities	(80,178)		(14,937)		23,088
Financing activities:
Net change in commercial paper			(2)		(126)
Proceeds from issuance of long-term debt	5,042		1,347		3,350
Repayments of long-term debt	(1,911)		(2,614)		(1,882)
Issuance of common stock	25		697		1,371
Treasury stock acquired	(873)		(41)		(28)
Common cash dividends paid	(593)		(440)		(599)
Series B preferred stock repurchased					(3,000)
Warrant repurchased					(136)
Net cash provided by (used for) financing activities	78,765		10,790		(27,973)
Change in cash and due from banks	500		(57)		(1,157)
Cash and due from banks at beginning of period	3,675		3,732		4,889
Cash and due from banks at end of period	4,175		3,675		3,732
Supplemental disclosures
Interest paid	586		591		682
Income taxes paid	640		699		2,392
Income taxes refunded	136		197		664
Parent Company
Operating activities:
Net income (loss)	2,516		2,518		(1,084)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13		14		13
Equity in undistributed net (income)/loss of subsidiaries	(2,419)		(1,865)		1,977
Change in accrued interest receivable	(22)		2		(41)
Change in accrued interest payable	11		2		(1)
Change in taxes payable	168	[2]	(321)	[2]	(482)	[2]
Other, net	(80)		179		(455)
Net cash provided by operating activities	187		529		(73)
Investing activities:
Purchases of securities	(50)		(5)		(9)
Proceeds from sales of securities	101		43		129
Change in loans	32		61		110
Acquisitions of, investments in, and advances to subsidiaries	(611)		(1,002)		(566)
Other, net			208
Net cash (used for) provided by investing activities	(528)		(695)		(336)
Financing activities:
Net change in commercial paper			(2)		(4)
Proceeds from issuance of long-term debt	5,042		1,347		3,350
Repayments of long-term debt	(1,911)		(2,614)		(1,277)
Change in advances from subsidiaries	63		(10)		59
Issuance of common stock	43		728		1,387
Treasury stock acquired	(873)		(41)		(28)
Common cash dividends paid	(593)		(440)		(673)
Series B preferred stock repurchased					(3,000)
Warrant repurchased					(136)
Tax benefit realized on share based payment awards	2		1		4
Net cash provided by (used for) financing activities	1,773		(1,031)		(318)
Change in cash and due from banks	1,432		(1,197)		(727)
Cash and due from banks at beginning of period	3,452		4,649		5,376
Cash and due from banks at end of period	4,884		3,452		4,649
Supplemental disclosures
Interest paid	293		284		367
Income taxes paid	212		442	[3]	1,013	[3]
Income taxes refunded	$ 123		$ 178	[3]	$ 609	[3]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Includes payments received from subsidiaries for taxes of $501 million in 2011, $900 million in 2010, and $967 million in 2009.
[3]	Includes discontinued operations.

Condensed Statement of Cash Flows Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company
Payments received from subsidiaries	$ 501	$ 900	$ 967

Fair value of financial instruments - Additional Information (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate, lower limit	0.01%	0.12%
Discount rate, upper limit	4.17%	6.46%

Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Assets of discontinued operations		$ 278
Total assets	325,266	247,259
Liabilities:
Total liabilities	291,065	214,102
Investment Management Funds
Assets:
Trading assets	10,751	14,121
Other financial assets	596	645
Total assets	11,347	14,766
Liabilities:
Trading liabilities	10,053	13,561
Total liabilities	10,085	13,563
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,243	18,549
Interest-bearing deposits with banks	36,321	50,200
Federal funds sold and securities purchased under resale agreements	4,510	5,169
Securities	84,665	68,950
Trading assets	7,861	6,276
Loans	40,976	34,163
Hedging derivatives	1,600	836
Other financial assets	9,004	8,283
Total financial assets	275,180	192,426
Assets of discontinued operations		278
Non-financial assets	38,739	39,789
Total assets	325,266	247,259
Liabilities:
Noninterest-bearing deposits	95,335	38,703
Interest-bearing deposits	123,759	106,636
Federal funds purchased and securities sold under repurchase agreements	6,267	5,602
Trading liabilities	8,071	6,911
Payables to customers and broker-dealers	12,671	9,962
Borrowings	2,376	2,997
Long-term debt	19,933	16,517
Hedging derivatives	319	160
Total financial liabilities	268,731	187,488
Non-financial liabilities	12,249	13,051
Total liabilities	291,065	214,102
Carrying Amount | Investment Management Funds
Assets:
Total assets	11,347	14,766
Liabilities:
Total liabilities	10,085	13,563
Carrying Amount | Interest Rate Contract
Assets:
Hedging derivatives	965	834
Liabilities:
Hedging derivatives	298	44
Carrying Amount | Foreign Exchange Contract
Assets:
Hedging derivatives	635	2
Liabilities:
Hedging derivatives	21	116
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,243	18,549
Interest-bearing deposits with banks	36,382	50,253
Federal funds sold and securities purchased under resale agreements	4,510	5,169
Securities	84,802	68,504
Trading assets	7,861	6,276
Loans	41,186	34,241
Hedging derivatives	1,600	836
Other financial assets	9,004	8,283
Total financial assets	275,588	192,111
Assets of discontinued operations		278
Liabilities:
Noninterest-bearing deposits	95,335	38,703
Interest-bearing deposits	123,760	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	5,602
Trading liabilities	8,071	6,911
Payables to customers and broker-dealers	12,671	9,962
Borrowings	2,376	2,997
Long-term debt	20,459	17,120
Hedging derivatives	319	160
Total financial liabilities	269,258	188,872
Estimated Fair Value | Investment Management Funds
Assets:
Total assets	11,347	14,766
Liabilities:
Total liabilities	10,085	13,563
Estimated Fair Value | Interest Rate Contract
Assets:
Hedging derivatives	965	834
Liabilities:
Hedging derivatives	298	44
Estimated Fair Value | Foreign Exchange Contract
Assets:
Hedging derivatives	635	2
Liabilities:
Hedging derivatives	$ 21	$ 116

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of the Hedge and Estimated Fair Value of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest-bearing Deposits
Derivative [Line Items]
Carrying amount	$ 8,789	$ 6,763
Notional amount of hedge	8,789	6,763
Unrealized Gain	441
Unrealized (Loss)	(17)
Available-for-sale
Derivative [Line Items]
Carrying amount	4,354	2,170
Notional amount of hedge	4,009	2,168
Unrealized Gain		51
Unrealized (Loss)	(289)	(3)
Deposits
Derivative [Line Items]
Carrying amount	10	27
Notional amount of hedge	10	25
Unrealized Gain	1	3
Long-term Debt
Derivative [Line Items]
Carrying amount	15,048	12,540
Notional amount of hedge	14,262	11,774
Unrealized Gain	964	780
Unrealized (Loss)	$ (9)	$ (41)

Fair value measurement - Additional Information (Detail)	Dec. 31, 2011 Entity
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Number of inter-dealer brokers providing pricing quotes for actively traded agency RMBS	3
Percentage of our securities valued by pricing sources with reasonable levels of price transparency	99.00%
Maximum
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Percentage of our securities priced based on economic models and non-binding dealer quotes	1.00%
Percentage of interest rate swaps where pricing using standard pricing models is adjusted based on additional analysis and judgment	1.00%

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	$ 7,861		$ 6,276
Loans	10		6
Other assets	1,848	[1]	1,075	[1]
Total assets	99,533		84,775
Trading liabilities	8,071		6,911
Long-term debt	326	[2]	269	[2]
Other liabilities	382	[3]	590	[3]
Total liabilities	18,864		21,333
Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	78,467		62,652
Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,326		12,609
Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	958		1,005
Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,954	[4]	8,549	[4]
Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,739	[2]	508	[2]
Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	26,796		19,727
Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273	[4]	470	[4]
Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815	[4]	1,227	[4]
Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418	[4]	508	[4]
Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	903		1,331
Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,444		249
Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	532		539
Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	30		47
Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	973	[2]	2,538	[2]
Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,363		3,342
Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,425	[4]	2,868	[4]
Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[4],[5]	2,513	[4],[5]
Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[4],[5]	1,825	[4],[5]
Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[4],[5]	158	[4],[5]
Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	2,203	[6]	2,340	[6]
Derivative assets	5,658		3,936
Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	88,186		70,009
Total liabilities	8,779		7,770
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	10,751		14,121
Other assets	596		645
Total assets	11,347		14,766
Trading liabilities	10,053		13,561
Other liabilities	32		2
Total liabilities	10,085		13,563
Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	955		1,726
Derivative liabilities	7,116		5,185
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	5,259		5,511
Other assets	672	[1]	52	[1]
Total assets	26,879		23,884
Percentage of assets prior to netting	21.40%		23.80%
Trading liabilities	4,784		4,979
Other liabilities	14	[3]	115	[3]
Total liabilities	4,800		5,096
Percentage of liabilities prior to netting	10.90%		14.00%
Level 1 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	20,172		17,543
Level 1 | Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	17,326		12,609
Level 1 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	44		27
Level 1 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9		18
Level 1 | Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	973	[2]	2,538	[2]
Level 1 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			91
Level 1 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,820		2,260
Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	485	[6]	1,598	[6]
Derivative assets	4,774		3,913
Level 1 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	164		272
Level 1 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,519		3,561
Level 1 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	91		79
Level 1 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			1
Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	26,103		23,106
Percentage of assets prior to netting	22.90%		26.90%
Total liabilities	4,798		5,094
Percentage of liabilities prior to netting	14.20%		22.20%
Level 1 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	323		279
Other assets	453		499
Total assets	776		778
Other liabilities	2		2
Total liabilities	2		2
Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	418		1,277
Derivative liabilities	4,366		3,702
Level 1 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4,311		3,648
Level 1 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	55		54
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	28,489		16,441
Loans	10
Other assets	1,019	[1]	910	[1]
Total assets	98,336		76,378
Percentage of assets prior to netting	78.30%		75.90%
Trading liabilities	27,982		16,936
Long-term debt	326	[2]	269	[2]
Other liabilities	368	[3]	473	[3]
Total liabilities	38,759		31,239
Percentage of liabilities prior to netting	88.40%		85.50%
Level 2 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	58,247		45,041
Level 2 | Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	958		1,005
Level 2 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,910		8,522
Level 2 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,694	[2]	498	[2]
Level 2 | Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	26,796		19,727
Level 2 | Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273		470
Level 2 | Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815		1,227
Level 2 | Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418		508
Level 2 | Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	903		1,331
Level 2 | Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Level 2 | Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,444		249
Level 2 | Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	532		539
Level 2 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21		29
Level 2 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,360		3,193
Level 2 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	605		608
Level 2 | Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[5]	2,513	[5]
Level 2 | Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[5]	1,825	[5]
Level 2 | Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[5]	158	[5]
Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,655	[6]	710	[6]
Derivative assets	26,834		15,731
Level 2 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	26,434		15,260
Level 2 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	113		100
Level 2 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	284		370
Level 2 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3		1
Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	87,765		62,392
Percentage of assets prior to netting	76.80%		72.70%
Total liabilities	28,676		17,678
Percentage of liabilities prior to netting	84.90%		77.00%
Level 2 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	10,428		13,842
Other assets	143		144
Total assets	10,571		13,986
Trading liabilities	10,053		13,561
Other liabilities	30
Total liabilities	10,083		13,561
Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	537		443
Derivative liabilities	27,445		16,493
Level 2 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	27,201		16,126
Level 2 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	44		59
Level 2 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	200		304
Level 2 | Trading Liabilities | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			4
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	160		151
Loans			6
Other assets	157	[1]	113	[1]
Total assets	365		340
Percentage of assets prior to netting	0.30%		0.30%
Trading liabilities	314		177
Other liabilities			2	[3]
Total liabilities	314		179
Percentage of liabilities prior to netting	0.70%		0.50%
Level 3 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	48		68
Level 3 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45	[2]	10	[2]
Level 3 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3		58
Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	63	[6]	32	[6]
Derivative assets	97		119
Level 3 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	54		119
Level 3 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	43
Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	365		338
Percentage of assets prior to netting	0.30%		0.40%
Total liabilities	314		179
Percentage of liabilities prior to netting	0.90%		0.80%
Level 3 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets			2
Total assets			2
Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments			6
Derivative liabilities	314		171
Level 3 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	239		149
Level 3 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	75		22
Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total trading assets	(26,047)	[7]	(15,827)	[7]
Total assets	(26,047)	[7]	(15,827)	[7]
Trading liabilities	(25,009)	[7]	(15,181)	[7]
Total liabilities	(25,009)	[7]	(15,181)	[7]
Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(26,047)	[7],[8]	(15,827)	[7],[8]
Netting | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	(26,047)	[7]	(15,827)	[7]
Total liabilities	(25,009)	[7]	(15,181)	[7]
Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ (25,009)	[7],[8]	$ (15,181)	[7],[8]

[1]	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
[2]	Includes certain interests in securitizations.
[3]	Includes the fair value adjustment for certain unfunded lending-related commitments and derivatives in designated hedging relationships and support agreements.
[4]	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
[5]	Previously included in the Grantor Trust.
[6]	Includes loans classified as trading assets and certain interests in securitizations.
[7]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral.
[8]	Netting cannot be disaggregated by product.

Details Of Certain Items Measured At Fair Value On A Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Available-for-sale, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 78,467		$ 62,652
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	273	[1]	470	[1]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	99	[1]	187	[1]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	113	[1]	209	[1]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	74	[1]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	815	[1]	1,227	[1]
Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	121	[1]	254	[1]
Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	75	[1]	166	[1]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	230	[1]	310	[1]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	389	[1]	497	[1]
Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	418	[1]	508	[1]
Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2	[1]	5	[1]
Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	82	[1]	97	[1]
Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	334	[1]	406	[1]
Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,339		2,639
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,005	[1]	2,284	[1]
Commercial MBS | Origination in 2009 - 2011 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	200	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	789	[1]	685	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	892	[1]	582	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	696	[1]	489	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	403	[1]	528	[1]
Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,425	[1]	2,868	[1]
Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,461	[1]	2,260	[1]
Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	795	[1]	608	[1]
Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	169	[1]
European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,429	[1]	1,907	[1]
European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	93	[1]	113	[1]
European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	686	[1]	838	[1]
European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	203	[1]	299	[1]
European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	150	[1]	218	[1]
European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	140	[1]	143	[1]
European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	101	[1]	136	[1]
European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	47	[1]	150	[1]
European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9	[1]	10	[1]
Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,954	[1]	8,549	[1]
Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,347	[1]	3,065	[1]
Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	29	[1]
Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,526	[1]	3,214	[1]
Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,230	[1]	396	[1]
Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,790	[1]	1,845	[1]
Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,879	[1],[2]	2,513	[1],[2]
Grantor Trust Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	554	[1],[2]	792	[1],[2]
Grantor Trust Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	488	[1],[2]	660	[1],[2]
Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	628	[1],[2]	820	[1],[2]
Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	209	[1],[2]	241	[1],[2]
Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,175	[1],[2]	1,825	[1],[2]
Grantor Trust Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	370	[1],[2]	679	[1],[2]
Grantor Trust Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	308	[1],[2]	431	[1],[2]
Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	465	[1],[2]	672	[1],[2]
Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	32	[1],[2]	43	[1],[2]
Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[1],[2]	158	[1],[2]
Grantor Trust Sub Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3	[1],[2]	15	[1],[2]
Grantor Trust Sub Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	74	[1],[2]	89	[1],[2]
Grantor Trust Sub Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11	[1],[2]	13	[1],[2]
Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 37	[1],[2]	$ 41	[1],[2]
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		11.00%
Ratings, AAA/AA- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	27.00%		70.00%
Ratings, AAA/AA- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	28.00%		52.00%
Ratings, AAA/AA- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	38.00%		50.00%
Ratings, AAA/AA- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	32.00%		39.00%
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		79.00%
Ratings, AAA/AA- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		64.00%
Ratings, AAA/AA- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	23.00%		25.00%
Ratings, AAA/AA- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		74.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	84.00%		92.00%
Ratings, AAA/AA- | Commercial MBS | Origination in 2009 - 2011 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	66.00%		83.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		90.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%		100.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	99.00%		99.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, AAA/AA- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	55.00%		85.00%
Ratings, AAA/AA- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	21.00%		31.00%
Ratings, AAA/AA- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	72.00%		99.00%
Ratings, AAA/AA- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			92.00%
Ratings, AAA/AA- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	35.00%		78.00%
Ratings, AAA/AA- | European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		93.00%
Ratings, AAA/AA- | Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			22.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%	[2]	49.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	14.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	53.00%	[2]
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		4.00%
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%		25.00%
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	19.00%		16.00%
Ratings, A+/A- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		28.00%
Ratings, A+/A- | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			39.00%
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	38.00%		12.00%
Ratings, A+/A- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		13.00%
Ratings, A+/A- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		8.00%
Ratings, A+/A- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%		12.00%
Ratings, A+/A- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		13.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		5.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	84.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	26.00%		8.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		10.00%
Ratings, A+/A- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%
Ratings, A+/A- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%		15.00%
Ratings, A+/A- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		69.00%
Ratings, A+/A- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	28.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	50.00%		8.00%
Ratings, A+/A- | European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, A+/A- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%
Ratings, A+/A- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	65.00%		22.00%
Ratings, A+/A- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		6.00%
Ratings, A+/A- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			4.00%	[2]
Ratings, A+/A- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	46.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	5.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			47.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	10.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%		1.00%
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	47.00%		5.00%
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		8.00%
Ratings, BBB+/BBB- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			7.00%
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			14.00%
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%		6.00%
Ratings, BBB+/BBB- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	21.00%		7.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		92.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		12.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	18.00%		5.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		3.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		9.00%
Ratings, BBB+/BBB- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	11.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	73.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	47.00%
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%	[2]	3.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	4.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	27.00%	[2]	19.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	22.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	80.00%		84.00%
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	48.00%		24.00%
Ratings, BB+ and lower | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	58.00%		15.00%
Ratings, BB+ and lower | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		61.00%
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	68.00%		47.00%
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	22.00%		3.00%
Ratings, BB+ and lower | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	57.00%		16.00%
Ratings, BB+ and lower | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	36.00%		51.00%
Ratings, BB+ and lower | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	62.00%		8.00%
Ratings, BB+ and lower | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%
Ratings, BB+ and lower | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	95.00%	[2]	90.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%	[2]	94.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	69.00%	[2]	13.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	95.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	96.00%	[2]	92.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	69.00%	[2]	4.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	88.00%	[2]	86.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	61.00%	[2]	47.00%	[2]

[1]	At Dec. 31, 2011 and Dec. 31, 2010, the German foreign covered bonds were considered Level 1 in the valuation hierarchy. All other assets in the table above are primarily Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	$ 338		$ 561
Transfers into Level 3	157
Transfers out of Level 3	(144)
Total gains or (losses) included in earnings (or changes in net assets)	30		(27)
Purchases	4
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Issuances	1
Purchases, issuances and settlements, net			(9)
Sales	(15)
Transfers in/(out) of Level 3			(187)	[1]
Settlements	(6)
Ending Balance	365		338
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	19
Change in unrealized gains and (losses) related to instruments held at the end of the period			31
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	179		95
Transfers into Level 3	77
Transfers out of Level 3	(9)
Total (gains) or losses included in earnings (or changes in net liabilities)	86		56
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(19)
Purchases, issuances and settlements, net			30
Transfers in/(out) of Level 3			(2)
Ending Balance	314		179
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	142
Available-for-sale
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			56
Total gains or (losses) included in earnings (or changes in net assets)			3	[2]
Total realized/unrealized gains/(losses) recorded in Comprehensive income				[2]
Purchases, issuances and settlements, net			8
Transfers in/(out) of Level 3			1
Ending Balance			68
Change in unrealized gains and (losses) related to instruments held at the end of the period			3
Available-for-sale | State And Political Subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	10
Transfers into Level 3	35
Total gains or (losses) included in earnings (or changes in net assets)			1
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Transfers in/(out) of Level 3			9
Ending Balance	45		10
Change in unrealized gains and (losses) related to instruments held at the end of the period			1
Available-for-sale | Other Debt Securities
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	58		50
Transfers out of Level 3	(55)
Total gains or (losses) included in earnings (or changes in net assets)			2
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			8
Transfers in/(out) of Level 3			(2)
Ending Balance	3		58
Change in unrealized gains and (losses) related to instruments held at the end of the period			2
Available-for-sale | Asset-Backed CLOs
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			6
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Transfers in/(out) of Level 3			(6)
Trading Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			316
Total gains or (losses) included in earnings (or changes in net assets)			(45)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			5
Transfers in/(out) of Level 3			(125)
Ending Balance			151
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	32		170
Transfers into Level 3	25
Total gains or (losses) included in earnings (or changes in net assets)	6	[3]	(1)	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			3
Transfers in/(out) of Level 3			(140)
Ending Balance	63		32
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	4
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	119		146
Transfers into Level 3	48
Transfers out of Level 3	(84)
Total gains or (losses) included in earnings (or changes in net assets)	15	[3]	(44)	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			2
Transfers in/(out) of Level 3			15
Settlements	(1)
Ending Balance	97		119
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	15
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Interest Rate Contract
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			121
Total gains or (losses) included in earnings (or changes in net assets)			(19)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			2
Transfers in/(out) of Level 3			15
Ending Balance			119
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Equity Contract
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			25
Total gains or (losses) included in earnings (or changes in net assets)			(25)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Loans
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	6		25
Transfers out of Level 3	(2)
Total gains or (losses) included in earnings (or changes in net assets)			2
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Issuances	1
Purchases, issuances and settlements, net			(18)
Transfers in/(out) of Level 3			(3)
Settlements	(5)
Ending Balance			6
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	113		164
Transfers into Level 3	49
Transfers out of Level 3	(3)
Total gains or (losses) included in earnings (or changes in net assets)	9	[4]	13	[4]
Purchases	4
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			(4)
Sales	(15)
Transfers in/(out) of Level 3			(60)
Ending Balance	157		113
Trading Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			92
Total (gains) or losses included in earnings (or changes in net liabilities)			57
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			30
Transfers in/(out) of Level 3			(2)
Ending Balance			177
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
Trading Liabilities | Debt and equity instruments
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	6
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(6)
Purchases, issuances and settlements, net			6
Ending Balance			6
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	171		92
Transfers into Level 3	77
Transfers out of Level 3	(9)
Total (gains) or losses included in earnings (or changes in net liabilities)	88	[3]	57	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(13)
Purchases, issuances and settlements, net			24
Transfers in/(out) of Level 3			(2)
Ending Balance	314		171
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	142
Trading Liabilities | Interest Rate Contract
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			54
Total (gains) or losses included in earnings (or changes in net liabilities)			88
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			9
Transfers in/(out) of Level 3			(2)
Ending Balance			149
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
Trading Liabilities | Equity Contract
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			38
Total (gains) or losses included in earnings (or changes in net liabilities)			(31)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			15
Ending Balance			22
Other Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	2		3
Total (gains) or losses included in earnings (or changes in net liabilities)	(2)	[5]	(1)	[4]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Ending Balance			$ 2

[1]	Primarily relates to investments consolidated in accordance with ASC 810.
[2]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
[3]	Reported in foreign exchange and other trading revenue.
[4]	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
[5]	Reported in other revenue.

Assets Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 221	[1]	$ 241	[1]
Other assets	126	[2]	6	[2]
Total assets	347		247
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	178	[1]	188	[1]
Other assets	126	[2]	6	[2]
Total assets	304		194
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	43	[1]	53	[1]
Total assets	$ 43		$ 53

[1]	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Assets Measured at Fair Value on a Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reduction in fair value of loans based on the fair value of the underlying collateral as allowed by ASC 310	$ 32	$ 15

Fair Value Option of Consolidated Investment Management Funds at Fair Value (Detail) (Investment Management Funds, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets	$ 10,751	$ 14,121
Other assets	596	645
Total assets	11,347	14,766
Trading liabilities	10,053	13,561
Other liabilities	32	2
Total liabilities	10,085	13,563
Non-redeemable noncontrolling interests	$ 670	$ 699

Fair value option - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240
Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair market value of unfunded lending-related commitments for which the fair value option was elected, included in other liabilities	1	1
Written Loan Commitment, Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Amount of unfunded lending-related commitments for which the fair value option was elected	120
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	$ 326	$ 269

Fair Value Option - Changes in Fair Value Included in Foreign Exchange and Other Trading Activities (Detail) (Long-term Debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long-term Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value under the fair value option election	$ (57)	[1]	$ (29)	[1]

[1]	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

Off-Balance Sheet Risks Significant Industry Concentrations (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Financial Institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 11.1
Unfunded commitments	15.5
Total exposure	26.6
Financial Institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6.3
Unfunded commitments	1.9
Total exposure	8.2
Financial Institutions | Securities Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3.8
Unfunded commitments	2.6
Total exposure	6.4
Financial Institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	4.6
Total exposure	4.7
Financial Institutions | Asset Managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.8
Unfunded commitments	3.2
Total exposure	4
Financial Institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unfunded commitments	1.6
Total exposure	1.6
Financial Institutions | Other Industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.1
Unfunded commitments	1.6
Total exposure	1.7
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1.3
Unfunded commitments	16.3
Total exposure	17.6
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	5.7
Total exposure	6
Commercial | Energy and Utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.3
Unfunded commitments	4.8
Total exposure	5.1
Commercial | Services and Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.5
Unfunded commitments	4.5
Total exposure	5
Commercial | Media and Telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0.2
Unfunded commitments	1.3
Total exposure	$ 1.5

Summary of Off-Balance Sheet Credit Transactions, Net of Participations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 28,406	[1]	$ 29,100	[1]
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	6,707	[2]	8,483	[2]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	437		512
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	268,812		278,069
Support agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 63		$ 116

[1]	Net of participations totaling $326 million at Dec. 31, 2011 and $423 million at Dec. 31, 2010.
[2]	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .

Summary of Off-Balance Sheet Credit Transactions, Net of Participations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	$ 326	$ 423
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	$ 1,200	$ 1,700

Commitments and contingent liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 LegalMatter		Dec. 31, 2010		Dec. 31, 2009	Jan. 18, 2008
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 9,900,000,000
Lending commitment maturing in one to five years	18,300,000,000
Lending commitment maturing over five years	200,000,000
SBLCs collateralized with cash and securities	485,000,000		628,000,000
SBLCs expiring within one year	2,200,000,000
SBLCs expiring within one to five years	4,300,000,000
SBLCs expiring over five years	200,000,000
Allowance for lending related commitments	103,000,000		73,000,000
Commercial Letters of Credit	437,000,000		512,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days		90 days
Custody cash on deposit at other institutions as a result of GIS acquisition	400,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2012	318,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2013	306,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2014	249,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2015	205,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2016	189,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2017 through 2031	798,000,000
Legal proceedings loss contingency, range of possible loss, maximum	1,050,000,000
Number of cases regarding customer losses in the securities lending program seeking to proceed as a class action	3
Number of court actions that most of the Madoff cases have been consolidated into	2
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default	102.00%		102.00%
Securities lending indemnifications, secured amount of collateral	276,000,000,000		285,000,000,000
Net rent expense for premises and equipment	350,000,000		314,000,000		327,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel						312,000,000
Number of institutional customers filing lawsuits regarding the sale of Auction Rate Securities to them	2
Number of customers filing an arbitration proceeding in the auction rate securities matter	2
Claim for rescission of auction rate securities transactions	67,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	6,707,000,000	[1]	8,483,000,000	[1]
Securities lending indemnifications
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	268,812,000,000		278,069,000,000
Fee revenue from securities lending transactions	183,000,000		150,000,000
Support agreements
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	63,000,000		116,000,000
Germany
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed in Germany related to options transactions on behalf of German broker-dealer clients	100
United Kingdom
Commitments and Contingencies Disclosure [Line Items]
The total amount of disputed tax assessments for the life of a transaction, covering the period from 2001 - 2006 related to foreign tax credits	$ 900,000,000

[1]	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .

Standby Letters of Credits (SBLCs) by Investment Grade (Detail) (Standby letters of credit)	Dec. 31, 2011	Dec. 31, 2010
Investment grade
Concentration Risk [Line Items]
Standby letters of credit	91.00%	89.00%
Noninvestment grade
Concentration Risk [Line Items]
Standby letters of credit	9.00%	11.00%

Derivative instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses	$ 15,000,000	$ 39,000,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	495,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	498,000,000
Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	4,000,000,000
Hedged financial instruments, notional amount of derivative	4,009,000,000	2,168,000,000
Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	10,000,000
Hedged financial instruments, notional amount of derivative	10,000,000	25,000,000
Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,300,000,000
Hedged financial instruments, notional amount of derivative	14,262,000,000	11,774,000,000
Interest Rate Swap | Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	4,000,000,000
Interest Rate Swap | Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	3 years
Original maturities, maximum (in years) of hedged instruments	6 years
Hedged financial instruments, notional amount of derivative	10,000,000
Interest Rate Swap | Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	5 years
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	14,300,000,000
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	376,000,000,000
Notional amount of derivatives that will mature between one and five years	9,000,000,000
Notional amount of derivatives that will mature after 5 years	8,000,000,000
Interest Rate Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	336,000,000,000
Notional amount of derivatives that will mature between one and five years	391,000,000,000
Notional amount of derivatives that will mature after 5 years	267,000,000,000
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	9 months
Hedged financial instruments, notional amount of derivative	136,100,000
Amount of (pre-tax) losses recorded in other comprehensive income that will be reclassified to income or expense over the next nine months	400,000
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Hedged financial instruments, notional amount of derivative	8,800,000,000
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to net interest revenue and other income over the next twelve months	3,000,000
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	2 years
Hedged financial instruments, notional amount of derivative	$ 5,200,000,000

Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (14)		$ 3.5		$ 2.3
Loans
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.1		0.1		(0.1)
Securities Investment
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(8.6)		(4.2)		0.1
Deposits and long term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(5.3)		7.7		2.2
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(0.1)		0.1
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (0.1)	[1]	$ (0.2)	[1]	$ 0.1	[1]

[1]	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on the Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 33,305	[1],[2]	$ 20,599	[1],[2]
Asset derivatives fair value, effect of master netting agreements	(26,047)	[1]	(15,827)	[1]
Asset derivatives fair value, fair value after effect of master netting agreements	7,258	[1]	4,772	[1]
Liability derivatives fair value	32,444	[1],[2]	20,526	[1],[2]
Liability derivatives fair value, effect of master netting agreements	(25,009)	[1]	(15,181)	[1]
Liability derivatives fair value, fair value after effect of master netting agreements	7,435	[1]	5,345	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	1,600	[1],[3]	836	[1],[3]
Liability derivatives fair value	319	[1],[3]	160	[1],[3]
Designated as Hedging Instrument | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	18,281	[3]	13,967	[3]
Asset derivatives fair value	965	[1],[3]	834	[1],[3]
Liability derivatives fair value	298	[1],[3]	44	[1],[3]
Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	14,160	[3]	11,816	[3]
Asset derivatives fair value	635	[1],[3]	2	[1],[3]
Liability derivatives fair value	21	[1],[3]	116	[1],[3]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	31,705	[1],[4]	19,763	[1],[4]
Liability derivatives fair value	32,125	[1],[4]	20,366	[1],[4]
Nondesignated | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	975,308	[4]	1,090,718	[4]
Asset derivatives fair value	26,652	[1],[4]	15,651	[1],[4]
Liability derivatives fair value	27,440	[1],[4]	16,275	[1],[4]
Nondesignated | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	379,235	[4]	315,050	[4]
Asset derivatives fair value	4,632	[1],[4]	3,661	[1],[4]
Liability derivatives fair value	4,355	[1],[4]	3,707	[1],[4]
Nondesignated | Equity Contract
Derivatives, Fair Value [Line Items]
Notional value	8,205	[4]	6,905	[4]
Asset derivatives fair value	418	[1],[4]	449	[1],[4]
Liability derivatives fair value	330	[1],[4]	380	[1],[4]
Nondesignated | Credit Risk Contract
Derivatives, Fair Value [Line Items]
Notional value	333	[4]	681	[4]
Asset derivatives fair value	3	[1],[4]	2	[1],[4]
Liability derivatives fair value			$ 4	[1],[4]

[1]	Derivative financial instruments are reported net of cash collateral received and paid of $1,269 million and $231 million, respectively, at Dec. 31, 2011 and $889 million and $243 million, respectively, at Dec. 31, 2010.
[2]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[3]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[4]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

Impact of Derivative Instruments on the Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative financial instruments, cash collateral received	$ 1,269	$ 889
Derivative financial instruments, cash collateral paid	$ 231	$ 243

Impact of Derivative Instruments on the Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Hedging | Interest Rate Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivatives	$ (150)	$ 370	$ (406)
Amount of gain or (loss) recognized in hedged item	136	(366)	408
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(646)	(142)	(1)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(643)	(142)	32
Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	(0.1)	0.1
Cash Flow Hedging | Interest Rate Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)			26
Cash Flow Hedging | Foreign Exchange Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(118)	(7)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(114)	(6)
Cash Flow Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(6)	(134)	(1)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(6)	(135)	6
Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	(0.1)	0.1
Cash Flow Hedging | Foreign Exchange Contract | Trading Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(525)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(525)
Cash Flow Hedging | Foreign Exchange Contract | Salary Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	3	(1)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	2	(1)
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	75	(52)	(298)
Net Investment Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	$ (0.1)	$ (0.2)	$ 0.1

Revenue from Foreign Exchange and Other Trading Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	$ 848		$ 886		$ 1,036
Foreign Exchange
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	761		787		850
Fixed income
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	65		80		242
Credit derivatives
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	(3)	[1]	(7)	[1]	(84)	[1]
Other Trading
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange and other trading revenue	$ 25		$ 26		$ 28

[1]	Used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in a Net Liability Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
A3/A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 936	[1]
Baa2/BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	1,129	[1]
Bal/BB+
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 1,803	[1]

[1]	The change between rating categories is incremental, not cumulative.

Review of businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 14,680	$ 13,816	$ 7,654
United Kingdom
Revenue	$ 2,200	$ 2,100	$ 1,600
Percentage of total revenue	15.00%	15.00%	21.00%

Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Fee and other revenue	$ 11,696	[1]	$ 10,891	[2]	$ 4,739
Net interest revenue	2,984		2,925	[3]	2,915	[3]
Total revenue	14,680		13,816		7,654
Provision for credit losses	1		11	[3]	332	[3]
Noninterest expense	11,112		10,170	[3]	9,530	[3]
Income (loss) before taxes	3,567	[1]	3,635	[2]	(2,208)
Pre-tax operating margin	24.00%	[4]	26.00%	[4]
Average assets	291,145		237,436	[5]	209,939	[6]
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,264	[1]	3,234	[2]	2,825
Net interest revenue	206		205		242
Total revenue	3,470		3,439		3,067
Provision for credit losses	1		3		1
Noninterest expense	2,746		2,693		2,499
Income (loss) before taxes	723	[1]	743	[2]	567
Pre-tax operating margin	21.00%	[4]	22.00%	[4]	18.00%	[4]
Average assets	37,043		35,411		21,840
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,957		7,179		6,887
Net interest revenue	2,635		2,448		2,349
Total revenue	10,592		9,627		9,236
Noninterest expense	7,478		6,515		5,901
Income (loss) before taxes	3,114		3,112		3,335
Pre-tax operating margin	29.00%	[4]	32.00%	[4]	36.00%	[4]
Average assets	207,454		161,605		151,001
Other Operating Segment
Segment Reporting Information [Line Items]
Fee and other revenue	475		478		(4,973)
Net interest revenue	143		272		324
Total revenue	618		750		(4,649)
Provision for credit losses			8		331
Noninterest expense	888		962		1,130
Income (loss) before taxes	(270)		(220)		(6,110)
Average assets	$ 46,648		$ 40,420		$ 37,098

[1]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Income before taxes divided by total revenue.
[5]	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.
[6]	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.

Contribution of Segments to Overall Profitability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net (income) loss attributable to noncontrolling interests	$ (53)		$ (63)	[1]	$ (1)	[1]
Total fee and other revenue	11,696	[2]	10,891	[3]	4,739
Average assets of discontinued operations			404		2,188
Consolidated average assets, including discontinued operations			237,840		212,127
Investment Management Funds
Segment Reporting Information [Line Items]
Income of consolidated investment management funds	200		226	[1]
Net (income) loss attributable to noncontrolling interests	(50)		(59)	[1]
Total fee and other revenue	$ 150		$ 167

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.

Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total assets	$ 325,266	[1]	$ 246,981	[1],[2]	$ 209,982	[1],[2]
Total revenue	14,730		13,875	[2]	7,654	[2]
Income (loss) before taxes	3,617		3,694	[2],[3],[4]	(2,208)	[2],[3],[4]
Net income (loss) from continuing operations	2,569		2,647	[2],[3]	(813)	[2],[3]
EMEA
Total assets	61,115	[1],[5]	72,629	[1],[2],[5]	58,011	[1],[2],[5]
Total revenue	3,780	[5]	3,497	[2],[5]	2,825	[2],[5],[6]
Income (loss) before taxes	1,135		1,222	[2]	863	[2],[6]
Net income (loss) from continuing operations	867		916	[2]	667	[2],[6]
APAC
Total assets	13,030	[1]	8,806	[1],[2]	5,588	[1],[2]
Total revenue	842		745	[2]	669	[2]
Income (loss) before taxes	426		394	[2]	287	[2]
Net income (loss) from continuing operations	325		295	[2]	222	[2]
Other
Total assets	1,694	[1]	3,124	[1],[2]	1,375	[1],[2]
Total revenue	769		735	[2]	578	[2]
Income (loss) before taxes	350		348	[2]	257	[2]
Net income (loss) from continuing operations	267		261	[2]	199	[2]
Foreign
Total assets	75,839	[1]	84,559	[1],[2]	64,974	[1],[2]
Total revenue	5,391		4,977	[2]	4,072	[2]
Income (loss) before taxes	1,911		1,964	[2]	1,407	[2]
Net income (loss) from continuing operations	1,459		1,472	[2]	1,088	[2]
Domestic
Total assets	249,427	[1]	162,422	[1],[2]	145,008	[1],[2]
Total revenue	9,339		8,898	[2]	3,582	[2]
Income (loss) before taxes	1,706		1,730	[2]	(3,615)	[2]
Net income (loss) from continuing operations	$ 1,110		$ 1,175	[2]	$ (1,901)	[2],[7]

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Presented on a continuing operations basis.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Based on continuing operations for 2010 and 2009.
[5]	Includes revenue of approximately $2.2 billion, $2.1 billion and $1.6 billion and assets of approximately $28.3 billion, $44.7 billion and $43.0 billion in 2011, 2010, and 2009, respectively, of international operations domiciled in the United Kingdom, which is 15%, 15% and 21% of total revenue and 9%, 18%, and 20% of total assets, respectively.
[6]	In 2009, excludes the $269 million of investment securities losses on the European floating rate notes.
[7]	Domestic income from continuing operations in 2009 was reduced by investment securities losses.

Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 14,680	$ 13,816	$ 7,654
Asset	325,266	247,259
European Floating Rate Notes
Securities losses			(269)
United Kingdom
Revenue	2,200	2,100	1,600
Asset	$ 28,300	$ 44,700	$ 43,000
Percentage of revenue	15.00%	15.00%	21.00%
Percentage of asset	9.00%	18.00%	20.00%

Noncash Investing and Financing Transactions that are Not Reflected in the Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash or Part Noncash Acquisitions [Line Items]
Transfers from loans to other assets for OREO	$ 16	$ 11	$ 11
Assets of consolidated VIEs	3,419	15,249
Liabilities of consolidated VIEs	3,478	13,949
Non-controlling interests of consolidated VIEs	29	699
Disposition of business	544
Issuance of common stock for acquisitions			$ 85